UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended February 28, 2026:
  John Hancock Disciplined Value Emerging Markets Equity Fund
  John Hancock Emerging Markets Debt Fund
  John Hancock Floating Rate Income Fund
  John Hancock Multi-Asset High Income Fund
  John Hancock Opportunistic Fixed Income Fund
  John Hancock Strategic Income Opportunities Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class A/JEVAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$73	1.30%
Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244686

368SA-A

2/26

4/26

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class C/JEVCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$112	2.00%
Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244686

368SA-C

2/26

4/26

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class I/JEVIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$56	1.00%
Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244686

368SA-I

2/26

4/26

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class NAV/JEVNX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$50	0.89%
Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244686

368SA-NAV

2/26

4/26

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class R6/JEVRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$50	0.89%
Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244686

368SA-R6

2/26

4/26

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Emerging Markets Debt Fund
Class A/JMKAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$59	1.16%
Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244655

358SA-A

2/26

4/26

John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class C/JMKCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$95	1.86%
Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244655
358SA-C
2/26
4/26
John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class I/JMKIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$44	0.86%
Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244655
358SA-I
2/26
4/26
John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$38	0.75%
Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244655
358SA-NAV
2/26
4/26
John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class R6/JEMIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$39	0.76%
Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244655
358SA-R6
2/26
4/26
John Hancock Emerging Markets Debt Fund

John Hancock Floating Rate Income Fund
Class 1/JFIHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$35	0.71%
Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244696

328SA-1

2/26

4/26

John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class A/JFIAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$50	1.02%
Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244696

328SA-A

2/26

4/26

John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class C/JFIGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$87	1.77%
Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244696

328SA-C

2/26

4/26

John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class I/JFIIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$39	0.78%
Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244696

328SA-I

2/26

4/26

John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class NAV/JFIDX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$34	0.68%
Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244696
328SA-NAV
2/26
4/26
John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class R6/JFIRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$34	0.68%
Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244696
328SA-R6
2/26
4/26
John Hancock Floating Rate Income Fund

John Hancock Multi-Asset High Income Fund
Class A/JIAFX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$45	0.88%
Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244639
448SA-A
2/26
4/26
John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class C/JIAGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$83	1.63%
Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244639
448SA-C
2/26
4/26
John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class I/JIAIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$32	0.63%
Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244639

448SA-I

2/26

4/26

John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$27	0.52%
Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244639

448SA-NAV

2/26

4/26

John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class R6/JIASX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$27	0.53%
Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244639

448SA-R6

2/26

4/26

John Hancock Multi-Asset High Income Fund

John Hancock Opportunistic Fixed Income Fund
Class 1/JIGDX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$43	0.85%
Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244707

476SA-1

2/26

4/26

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class A/JABWX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$59	1.16%
Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244707

476SA-A

2/26

4/26

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class C/JABOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$96	1.91%
Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244707

476SA-C

2/26

4/26

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class I/JABTX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$46	0.91%
Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244707

476SA-I

2/26

4/26

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class R6/JABUX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$41	0.81%
Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244707

476SA-R6

2/26

4/26

John Hancock Opportunistic Fixed Income Fund

John Hancock Strategic Income Opportunities Fund
Class A/JIPAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$54	1.06%
Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244669

356SA-A

2/26

4/26

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class C/JIPCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$89	1.76%
Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244669

356SA-C

2/26

4/26

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class I/JIPIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$38	0.76%
Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244669

356SA-I

2/26

4/26

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class NAV/JHSEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$33	0.65%
Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244669

356SA-NAV

2/26

4/26

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class R2/JIPPX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$58	1.14%
Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244669

356SA-R2

2/26

4/26

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class R6/JIPRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$33	0.66%
Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244669

356SA-R6

2/26

4/26

John Hancock Strategic Income Opportunities Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2026 for the following funds:

  John Hancock Disciplined Value Emerging Markets Equity Fund

  John Hancock Emerging Markets Debt Fund

  John Hancock Floating Rate Income Fund

  John Hancock Multi-Asset High Income Fund

  John Hancock Opportunistic Fixed Income Fund

  John Hancock Strategic Income Opportunities Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Emerging Markets Equity Fund
International equity
February 28, 2026

John Hancock
Disciplined Value Emerging Markets Equity Fund

2	Fund’s investments
9	Financial statements
13	Financial highlights
18	Notes to financial statements
29	Shareholder meeting
1	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Shares	Value
Common stocks 92.6%		$142,120,740
(Cost $125,084,578)
Brazil 6.9%		10,654,896
AGI, Inc., Class A (A)(B)	49,153	575,090
Embraer SA	67,600	1,218,686
Itau Unibanco Holding SA, ADR	91,073	824,211
Localiza Rent a Car SA	96,100	951,533
Raia Drogasil SA	92,514	452,599
Rede D’Or Sao Luiz SA (C)	415,000	3,262,362
Suzano SA	49,600	561,163
Suzano SA, ADR	93,392	1,058,131
TIM SA	198,500	1,080,298
TIM SA, ADR (B)	17,308	475,624
Vale SA, ADR	11,362	195,199
China 22.4%		34,401,498
Alibaba Group Holding, Ltd.	10,000	180,967
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	428,400	1,123,695
BYD Company, Ltd., ADR (B)	84,040	1,009,320
BYD Company, Ltd., H Shares	11,300	136,223
China Animal Healthcare, Ltd. (A)(D)	182,000	0
China Dili Group (A)(D)	120,400	4,063
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	0
China Jushi Company, Ltd., Class A	280,400	1,102,149
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	0
China Zhongwang Holdings, Ltd. (A)(D)	54,200	0
Contemporary Amperex Technology Company, Ltd., Class A	8,500	422,902
CT Environmental Group, Ltd. (A)(D)	154,000	0
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	0
H World Group, Ltd., ADR	30,124	1,650,795
Haier Smart Home Company, Ltd., H Shares	414,000	1,405,822
Harmonicare Medical Holdings, Ltd. (A)(C)(D)	44,000	0
Hongfa Technology Company, Ltd., Class A	151,300	687,729
HOSA International, Ltd. (A)(D)	86,000	0
J&T Global Express, Ltd. (A)	975,200	1,278,379
Jason Furniture Hangzhou Company, Ltd., Class A	553,700	2,884,768
JD.com, Inc., Class A	9,350	124,128
Link Motion, Inc., ADR (A)(D)	6,959	0
New Oriental Education & Technology Group, Inc., ADR	37,721	2,061,453
Pharmaron Beijing Company, Ltd., H Shares (C)	161,200	406,182
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Rianlon Corp., Class A	214,900	1,568,226
Satellite Chemical Company, Ltd., Class A	66,300	225,801
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	2

	Shares	Value
China (continued)
Silergy Corp.	301,000	$2,675,568
StarPower Semiconductor, Ltd., Class A	185,600	2,939,931
Tencent Holdings, Ltd.	14,800	973,749
Tencent Holdings, Ltd., ADR	16,975	1,115,258
Tenwow International Holdings, Ltd. (A)(D)	177,000	0
Tian Shan Development Holding, Ltd. (A)(D)	32,000	0
Tongcheng Travel Holdings, Ltd.	857,200	2,258,162
Wanhua Chemical Group Company, Ltd., Class A	83,300	1,128,337
WuXi AppTec Company, Ltd., Class A	90,200	1,289,541
WuXi AppTec Company, Ltd., H Shares (C)	90,500	1,373,451
XCMG Construction Machinery Company, Ltd., Class A	721,700	1,289,431
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
Yum China Holdings, Inc.	20,960	1,150,914
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhongtian Financial Group Company, Ltd., Class A (A)(D)	101,900	0
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	540,200	786,315
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (B)	861,200	1,148,239
Colombia 0.3%		398,320
Grupo Cibest SA, ADR	5,868	398,320
Greece 0.4%		630,662
FF Group (A)(D)	6,657	0
Hellenic Telecommunications Organization SA	30,361	630,662
Hong Kong 5.3%		8,103,944
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	0
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	0
China Lumena New Materials Corp. (A)(D)	31,800	0
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Properties Group, Ltd. (A)(D)	19,000	504
China Resources Beer Holdings Company, Ltd.	299,500	1,052,508
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Galaxy Entertainment Group, Ltd.	405,000	2,155,062
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	0
Nan Hai Corp., Ltd. (A)(D)	1,900,000	0
REXLot Holdings, Ltd. (A)(D)	2,065,304	0
SMI Holdings Group, Ltd. (A)(D)	228,889	0
Tech Pro Technology Development, Ltd. (A)(D)	966,000	0
Techtronic Industries Company, Ltd.	154,000	2,494,134
Time Interconnect Technology, Ltd.	286,000	710,874
WH Group, Ltd. (C)	1,345,000	1,690,862
3	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hungary 1.0%		$1,499,729
OTP Bank NYRT	12,164	1,499,729
India 3.9%		6,054,467
Aurobindo Pharma, Ltd.	96,545	1,298,801
Bajaj Auto, Ltd.	17,772	1,946,478
Bharti Airtel, Ltd.	45,451	942,405
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	6,710
HDFC Bank, Ltd., ADR	37,459	1,193,069
Hero MotoCorp, Ltd.	10,606	667,004
Indonesia 0.0%		9,809
Bakrie Telecom Tbk PT (A)(D)	22,579,900	0
Hanson International Tbk PT (A)(D)	4,000,200	0
Inovisi Infracom Tbk PT (A)(D)	671,012	0
Pool Advista Indonesia Tbk PT (A)(D)	37,300	111
Rimo International Lestari Tbk PT (A)(D)	2,464,700	7,351
Sri Rejeki Isman Tbk PT (A)(D)	937,100	0
Sugih Energy Tbk PT (A)(D)	8,409,300	0
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Trada Alam Minera Tbk PT (A)(D)	1,919,200	0
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Waskita Karya Persero Tbk PT (A)(D)	458,390	2,347
Japan 0.3%		403,794
Suzuki Motor Corp.	26,700	403,794
Luxembourg 5.4%		8,280,776
Millicom International Cellular SA	94,980	6,923,092
Zabka Group SA (A)	216,968	1,357,684
Mexico 6.1%		9,329,523
America Movil SAB de CV, ADR	109,759	2,855,929
America Movil SAB de CV, Series B	3,566,500	4,649,165
Coca-Cola Femsa SAB de CV, ADR	7,680	853,632
Kimberly-Clark de Mexico SAB de CV, Class A	264,700	663,825
Organizacion Soriana SAB de CV, Series B	139,123	306,972
Netherlands 0.7%		1,064,223
NXP Semiconductors NV	4,688	1,064,223
Peru 4.0%		6,114,646
Credicorp, Ltd.	17,653	6,114,646
Philippines 0.8%		1,244,974
ACR Mining Corp. (A)(D)	3,145	265
International Container Terminal Services, Inc.	99,600	1,241,609
Phoenix Petroleum Philippines, Inc. (A)(D)	68,600	3,100
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	4

	Shares	Value
Russia 0.0%		$0
Gazprom PJSC, ADR (A)(D)	30,453	0
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(D)	2,363	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	5,418	0
Novatek PJSC, GDR (A)(D)	143	0
PhosAgro PJSC, GDR (A)(D)	13	0
Rostelecom PJSC, ADR (A)(D)	3,714	0
RusHydro PJSC, ADR (A)(D)	28,619	0
Sberbank of Russia PJSC, ADR (A)(D)	23,885	0
Severstal PAO, GDR (A)(D)	2,129	0
VTB Bank PJSC, GDR (A)(D)	23,800	0
Saudi Arabia 2.4%		3,632,250
Al Rajhi Bank	16,215	434,856
The Saudi National Bank	288,577	3,197,394
Singapore 1.5%		2,368,420
DBS Group Holdings, Ltd.	9,900	445,947
Oversea-Chinese Banking Corp., Ltd.	113,600	1,922,473
South Africa 4.8%		7,339,553
Absa Group, Ltd.	157,172	2,686,033
FirstRand, Ltd.	746,763	4,653,520
South Korea 9.7%		14,948,668
Hana Financial Group, Inc.	22,715	1,921,398
Hyundai Mobis Company, Ltd.	1,208	434,219
Jeil Savings Bank (A)(D)	1,850	0
KB Financial Group, Inc., ADR	1,544	169,840
Kia Corp.	11,897	1,698,744
Korea Electric Power Corp.	6,112	245,666
KT Corp.	3,892	173,193
KT Corp., ADR	7,124	169,551
LG Electronics, Inc.	5,343	540,526
Samsung Electronics Company, Ltd.	47,971	7,179,880
Samsung Electronics Company, Ltd., GDR	666	2,415,651
Spain 0.8%		1,209,768
Banco Bilbao Vizcaya Argentaria SA, ADR	52,303	1,209,768
Switzerland 1.0%		1,539,036
STMicroelectronics NV, NYRS	45,791	1,539,036
Taiwan 8.7%		13,365,319
Globalwafers Company, Ltd.	41,000	590,490
Lotes Company, Ltd.	10,000	561,659
Nan Ya Plastics Corp.	274,000	794,949
Pharmally International Holding Company, Ltd. (A)(D)	3,533	0
5	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Prodisc Technology, Inc. (A)(D)	540,000	$0
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)(D)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	142,000	8,860,545
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,690	1,007,620
Tripod Technology Corp.	41,000	506,443
Unimicron Technology Corp.	32,278	488,252
Vanguard International Semiconductor Corp.	131,000	555,361
Wintek Corp. (A)(D)	819,661	0
Turkey 0.0%		5
Aksa Akrilik Kimya Sanayii AS	1	0
Eczacibasi Yatirim Holding Ortakligi AS	1	3
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	0
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2	2
Sasa Polyester Sanayi AS (A)	1	0
Zorlu Enerji Elektrik Uretim AS (A)	1	0
United Kingdom 3.2%		4,889,041
AngloGold Ashanti PLC	4,485	573,048
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	20,202	2,584,510
Hikma Pharmaceuticals PLC	22,259	394,765
Pepco Group NV	161,878	1,336,718
United States 2.6%		4,005,333
EPAM Systems, Inc. (A)	1,005	141,705
Lam Research Corp.	580	135,656
Onto Innovation, Inc. (A)	1,287	277,850
Samsonite Group SA (C)	388,200	955,122
The Mosaic Company	20,074	558,860
Weatherford International PLC	18,359	1,936,140
Uruguay 0.4%		632,086

Arcos Dorados Holdings, Inc., Class A	71,828	632,086
Preferred securities 1.9%		$2,864,397
(Cost $1,353,103)
Brazil 0.3%		482,821
Banco Bradesco SA	108,500	447,630
Localiza Rent a Car SA (A)	3,696	35,191
Colombia 0.4%		542,228
Grupo Cibest SA	31,978	542,228
South Korea 1.2%		1,839,348
Samsung Electronics Company, Ltd.	18,313	1,839,348

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	6

	Yield (%)	Shares	Value
Short-term investments 4.5%			$6,824,928
(Cost $6,824,917)
Short-term funds 4.5%			6,824,928
Fidelity Government Portfolio, Institutional Class	3.5957(E)	4,768,815	4,768,815
John Hancock Collateral Trust (F)	3.5447(E)	205,550	2,056,113

Total investments (Cost $133,262,598) 99.0%	$151,810,065
Other assets and liabilities, net 1.0%	1,586,402
Total net assets 100.0%	$153,396,467

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 2-28-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 2-28-26:
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
TOTAL	100.0%
7	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ninebot, Ltd., CDR	USD SOFR Compounded OIS + 0.85%	At Maturity	USD	128,327	Dec 2028	HSBC	—	$(15,201)	$(15,201)
								—	$(15,201)	$(15,201)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
CDR	Chinese Depositary Receipt
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $134,000,468. Net unrealized appreciation aggregated to $17,794,396, of which $37,258,396 related to gross unrealized appreciation and $19,464,000 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	8

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $131,206,496) including $1,985,359 of securities loaned	$149,753,952
Affiliated investments, at value (Cost $2,056,102)	2,056,113
Total investments, at value (Cost $133,262,598)	151,810,065
Cash	498
Foreign currency, at value (Cost $1,181,494)	1,205,392
Collateral segregated at custodian for OTC derivative contracts	350,000
Dividends and interest receivable	267,661
Receivable for fund shares sold	256,331
Receivable for investments sold	3,744,165
Receivable for securities lending income	3,519
Receivable from affiliates	779
Other assets	48,162
Total assets	157,686,572
Liabilities
Swap contracts, at value	15,201
Payable for investments purchased	2,054,043
Payable for fund shares repurchased	67,749
Payable upon return of securities loaned	2,055,142
Payable to affiliates
Accounting and legal services fees	4,144
Transfer agent fees	5,553
Trustees’ fees	305
Other liabilities and accrued expenses	87,968
Total liabilities	4,290,105
Net assets	$153,396,467
Net assets consist of
Paid-in capital	$125,012,886
Total distributable earnings (loss)	28,383,581
Net assets	$153,396,467
9	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($40,182,038 ÷ 3,370,560 shares)[1]	$11.92
Class C ($786,110 ÷ 65,607 shares)[1]	$11.98
Class I ($27,267,111 ÷ 2,291,604 shares)	$11.90
Class R6 ($1,473,577 ÷ 124,197 shares)	$11.86
Class NAV ($83,687,631 ÷ 7,042,890 shares)	$11.88
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	10

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Dividends	$1,593,305
Interest	116
Securities lending	7,207
Less foreign taxes withheld	(157,280)
Total investment income	1,443,348
Expenses
Investment management fees	504,287
Distribution and service fees	56,431
Accounting and legal services fees	12,037
Transfer agent fees	34,061
Trustees’ fees	1,144
Custodian fees	61,430
State registration fees	34,618
Printing and postage	16,323
Professional fees	40,318
Other	22,523
Total expenses	783,172
Less expense reductions	(102,051)
Net expenses	681,121
Net investment income	762,227
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	19,661,096
Affiliated investments	595
Swap contracts	(75,272)
19,586,419
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	13,181,914
Affiliated investments	(667)
Swap contracts	(15,023)
13,166,224
Net realized and unrealized gain	32,752,643
Increase in net assets from operations	$33,514,870
11	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$762,227	$2,536,484
Net realized gain	19,586,419	1,789,835
Change in net unrealized appreciation (depreciation)	13,166,224	19,752,255
Increase in net assets resulting from operations	33,514,870	24,078,574
Distributions to shareholders
From earnings
Class A	(3,329,081)	(6,601,678)
Class C	(65,579)	(152,842)
Class I	(2,592,574)	(8,548,165)
Class R6	(125,622)	(270,616)
Class NAV	(6,695,967)	(11,458,954)
Total distributions	(12,808,823)	(27,032,255)
From fund share transactions	5,315,506	(24,725,020)
Total increase (decrease)	26,021,553	(27,678,701)
Net assets
Beginning of period	127,374,914	155,053,615
End of period	$153,396,467	$127,374,914
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	12

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.36	$10.81	$10.94	$10.54	$13.27	$10.51
Net investment income[2]	0.05[3]	0.15	0.13	0.18	0.25	0.11
Net realized and unrealized gain (loss) on investments	2.58	1.61	0.04	0.41	(2.65)	2.78
Total from investment operations	2.63	1.76	0.17	0.59	(2.40)	2.89
Less distributions
From net investment income	(0.38)	(0.11)	(0.30)	(0.19)	(0.33)	(0.13)
From net realized gain	(0.69)	(2.10)	—	—	—	—
Total distributions	(1.07)	(2.21)	(0.30)	(0.19)	(0.33)	(0.13)
Net asset value, end of period	$11.92	$10.36	$10.81	$10.94	$10.54	$13.27
Total return (%)[4,5]	27.27[6]	20.68	1.12	5.73	(18.46)	27.61
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$33	$34	$40	$43	$57
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45[7]	1.48	1.58	1.55	1.49	1.54
Expenses including reductions	1.30[7]	1.30	1.41	1.42	1.42	1.51
Net investment income	0.88[3,7]	1.58	1.19	1.74	2.09	0.87
Portfolio turnover (%)	94	184	194[8]	21	24	10

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
13	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.38	$10.81	$10.95	$10.54	$13.26	$10.52
Net investment income[2]	0.01[3]	0.09	0.05	0.11	0.16	0.02
Net realized and unrealized gain (loss) on investments	2.59	1.61	0.03	0.41	(2.65)	2.78
Total from investment operations	2.60	1.70	0.08	0.52	(2.49)	2.80
Less distributions
From net investment income	(0.31)	(0.03)	(0.22)	(0.11)	(0.23)	(0.06)
From net realized gain	(0.69)	(2.10)	—	—	—	—
Total distributions	(1.00)	(2.13)	(0.22)	(0.11)	(0.23)	(0.06)
Net asset value, end of period	$11.98	$10.38	$10.81	$10.95	$10.54	$13.26
Total return (%)[4,5]	26.81[6]	19.88	0.34	5.14	(19.08)	26.65
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.15[7]	2.18	2.28	2.25	2.19	2.24
Expenses including reductions	2.00[7]	2.00	2.11	2.12	2.12	2.21
Net investment income	0.20[3,7]	0.93	0.43	1.03	1.36	0.12
Portfolio turnover (%)	94	184	194[8]	21	24	10

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	14

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.36	$10.81	$10.94	$10.54	$13.27	$10.51
Net investment income[2]	0.07[3]	0.17	0.17	0.24	0.28	0.15
Net realized and unrealized gain (loss) on investments	2.57	1.62	0.03	0.38	(2.64)	2.77
Total from investment operations	2.64	1.79	0.20	0.62	(2.36)	2.92
Less distributions
From net investment income	(0.41)	(0.14)	(0.33)	(0.22)	(0.37)	(0.16)
From net realized gain	(0.69)	(2.10)	—	—	—	—
Total distributions	(1.10)	(2.24)	(0.33)	(0.22)	(0.37)	(0.16)
Net asset value, end of period	$11.90	$10.36	$10.81	$10.94	$10.54	$13.27
Total return (%)[4]	27.41[5]	21.11	1.40	6.07	(18.20)	27.93
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$27	$62	$67	$38	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.18	1.28	1.25	1.19	1.24
Expenses including reductions	1.00[6]	1.00	1.11	1.12	1.12	1.21
Net investment income	1.21[3,6]	1.76	1.53	2.30	2.32	1.21
Portfolio turnover (%)	94	184	194[7]	21	24	10

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
15	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.33	$10.79	$10.93	$10.52	$13.26	$10.49
Net investment income[2]	0.07[3]	0.21	0.21	0.22	0.29	0.06
Net realized and unrealized gain (loss) on investments	2.57	1.59	(0.01)	0.43	(2.65)	2.88
Total from investment operations	2.64	1.80	0.20	0.65	(2.36)	2.94
Less distributions
From net investment income	(0.42)	(0.16)	(0.34)	(0.24)	(0.38)	(0.17)
From net realized gain	(0.69)	(2.10)	—	—	—	—
Total distributions	(1.11)	(2.26)	(0.34)	(0.24)	(0.38)	(0.17)
Net asset value, end of period	$11.86	$10.33	$10.79	$10.93	$10.52	$13.26
Total return (%)[4]	27.52[5]	21.10	1.53	6.30	(18.20)	28.20
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.07	1.17	1.15	1.08	1.13
Expenses including reductions	0.89[6]	0.89	1.00	1.01	1.01	1.10
Net investment income	1.28[3,6]	2.13	1.85	2.14	2.38	0.53
Portfolio turnover (%)	94	184	194[7]	21	24	10

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	16

CLASS NAV SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.35	$10.81	$10.94	$10.54	$13.28	$10.51
Net investment income[2]	0.07[3]	0.22	0.18	0.23	0.30	0.16
Net realized and unrealized gain (loss) on investments	2.57	1.58	0.03	0.41	(2.66)	2.78
Total from investment operations	2.64	1.80	0.21	0.64	(2.36)	2.94
Less distributions
From net investment income	(0.42)	(0.16)	(0.34)	(0.24)	(0.38)	(0.17)
From net realized gain	(0.69)	(2.10)	—	—	—	—
Total distributions	(1.11)	(2.26)	(0.34)	(0.24)	(0.38)	(0.17)
Net asset value, end of period	$11.88	$10.35	$10.81	$10.94	$10.54	$13.28
Total return (%)[4]	27.48[5]	21.20	1.53	6.21	(18.15)	28.16
Ratios and supplemental data
Net assets, end of period (in millions)	$84	$65	$57	$67	$76	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04[6]	1.07	1.17	1.14	1.07	1.12
Expenses including reductions	0.89[6]	0.89	1.00	1.01	1.00	1.09
Net investment income	1.26[3,6]	2.28	1.61	2.16	2.55	1.30
Portfolio turnover (%)	94	184	194[7]	21	24	10

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
17	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	18

significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$10,654,896	$10,654,896	—	—
China	34,401,498	6,987,740	$27,409,695	$4,063
Colombia	398,320	398,320	—	—
Greece	630,662	—	630,662	—
Hong Kong	8,103,944	—	8,103,440	504
Hungary	1,499,729	—	1,499,729	—
India	6,054,467	1,193,069	4,854,688	6,710
Indonesia	9,809	—	—	9,809
Japan	403,794	—	403,794	—
Luxembourg	8,280,776	6,923,092	1,357,684	—
Mexico	9,329,523	9,329,523	—	—
Netherlands	1,064,223	1,064,223	—	—
Peru	6,114,646	6,114,646	—	—
Philippines	1,244,974	—	1,241,609	3,365
Russia	—	—	—	—
Saudi Arabia	3,632,250	—	3,632,250	—
Singapore	2,368,420	—	2,368,420	—
South Africa	7,339,553	—	7,339,553	—
South Korea	14,948,668	339,391	14,609,277	—
Spain	1,209,768	1,209,768	—	—
Switzerland	1,539,036	1,539,036	—	—
19	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Taiwan	$13,365,319	$1,007,620	$12,357,699	—
Turkey	5	—	5	—
United Kingdom	4,889,041	573,048	4,315,993	—
United States	4,005,333	3,050,211	955,122	—
Uruguay	632,086	632,086	—	—
Preferred securities
Brazil	482,821	482,821	—	—
Colombia	542,228	542,228	—	—
South Korea	1,839,348	—	1,839,348	—
Short-term investments	6,824,928	6,824,928	—	—
Total investments in securities	$151,810,065	$58,866,646	$92,918,968	$24,451
Derivatives:
Liabilities
Swap contracts	$(15,201)	—	$(15,201)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	20

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2026, the fund loaned securities valued at $1,985,359 and received $2,055,142 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
21	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2026 were $309.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions and foreign currency transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	22

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or
23	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended February 28, 2026, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging from $102,000 to $145,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Swap contracts, at value	Total return swaps	—	$(15,201)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Equity	$(75,272)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Swap contracts
Equity	$(15,023)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	24

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.780% of the first $100 million of the fund’s aggregate net assets; (b) 0.750% of the next $900 million of the fund’s aggregate net assets; (c) 0.740% of the next $1 billion of the fund’s aggregate net assets; and (d) 0.730% of the excess over $2 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Disciplined Value Emerging Markets Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$26,989
Class C	569
Class I	20,551
Class	Expense reduction
Class R6	$950
Class NAV	52,992
Total	$102,051

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
25	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,433 for the six months ended February 28, 2026. Of this amount, $616 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,817 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $462 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$52,741	$19,134
Class C	3,690	401
Class I	—	14,494
Class R6	—	32
Total	$56,431	$34,061
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	26

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,000,000	1	4.615%	$(256)
Lender	$2,300,000	1	4.140%	$265
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	182,858	$2,024,592	225,768	$2,188,591
Distributions reinvested	324,711	3,273,087	747,642	6,497,013
Repurchased	(338,134)	(3,691,070)	(952,694)	(9,197,989)
Net increase (decrease)	169,435	$1,606,609	20,716	$(512,385)
Class C shares
Sold	4,311	$47,409	3,025	$28,593
Distributions reinvested	6,467	65,579	17,468	152,842
Repurchased	(14,418)	(158,746)	(36,360)	(355,046)
Net decrease	(3,640)	$(45,758)	(15,867)	$(173,611)
Class I shares
Sold	210,740	$2,309,843	553,920	$5,492,084
Distributions reinvested	257,633	2,591,784	984,417	8,534,891
Repurchased	(828,362)	(9,099,285)	(4,579,456)	(46,121,971)
Net decrease	(359,989)	$(4,197,658)	(3,041,119)	$(32,094,996)
Class R6 shares
Sold	8,129	$90,582	17,337	$180,584
Distributions reinvested	12,502	125,269	31,311	270,530
Repurchased	(3,748)	(39,799)	(61,508)	(589,977)
Net increase (decrease)	16,883	$176,052	(12,860)	$(138,863)
Class NAV shares
Sold	923,028	$10,040,139	850,549	$8,209,742
Distributions reinvested	666,929	6,695,967	1,324,735	11,458,954
Repurchased	(820,763)	(8,959,845)	(1,168,770)	(11,473,861)
Net increase	769,194	$7,776,261	1,006,514	$8,194,835
Total net increase (decrease)	591,883	$5,315,506	(2,042,616)	$(24,725,020)
27	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

Affiliates of the fund owned 40% of shares of Class NAV on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $124,856,724 and $139,244,191, respectively, for the six months ended February 28, 2026.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	205,550	$5,483,583	$10,122,349	$(13,549,747)	$595	$(667)	$7,207	—	$2,056,113

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	28

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
29	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244686	368SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Emerging Markets Debt Fund
Fixed income
February 28, 2026

John Hancock
Emerging Markets Debt Fund

2	Fund’s investments
14	Financial statements
18	Financial highlights
23	Notes to financial statements
36	Shareholder meeting
1	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 4.1%					$60,244,926
(Cost $59,257,611)
U.S. Government 4.1%					60,244,926
U.S. Treasury
Bond	4.625	11-15-44		5,885,000	5,940,402
Note	4.000	01-31-33		23,000,000	23,395,313

Note	4.625	02-15-35		29,300,000	30,909,211
Foreign government obligations 48.4%					$718,408,157
(Cost $671,040,077)
Argentina 4.1%					61,540,732
Provincia de Buenos Aires
Bond (A)	6.625	09-01-37		3,985,243	3,154,884
Bond	6.625	09-01-37		4,068,512	3,220,802
Provincia de Rio Negro
Bond (A)	6.875	03-10-28		1,320,978	1,276,395
Republic of Argentina
Bond (0.750% to 7-9-27, then 1.750% thereafter)	0.750	07-09-30		25,581,600	21,680,406
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		42,727,840	32,208,245
Bahrain 0.4%					5,486,739
Kingdom of Bahrain
Bond	6.750	09-20-29		5,350,000	5,486,739
Brazil 2.0%					29,219,025
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	151,000,000	29,219,025
Colombia 3.4%					50,686,467
Republic of Colombia
Bond	3.125	04-15-31		12,240,000	10,635,336
Bond	5.000	06-15-45		20,240,000	14,872,391
Bond	5.200	05-15-49		4,740,000	3,479,164
Bond	6.500	11-26-38	EUR	6,500,000	7,584,223
Bond	7.500	02-02-34		7,310,000	7,585,587
Santa Fe de Bogota DC
Bond (A)	13.140	11-05-35	COP	24,500,000,000	6,529,766
Costa Rica 0.5%					7,880,496
Republic of Costa Rica
Bond (A)	7.300	11-13-54		4,700,000	5,352,360
Bond	7.300	11-13-54		2,220,000	2,528,136
Dominican Republic 2.5%					36,567,954
Government of Dominican Republic
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	2

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic (continued)
Bond (A)	5.300	01-21-41		4,300,000	$3,918,031
Bond	5.300	01-21-41		2,620,000	2,387,265
Bond (A)	5.875	01-30-60		5,350,000	4,821,955
Bond	5.875	01-30-60		5,420,000	4,885,046
Bond	6.850	01-27-45		1,880,000	1,963,792
Bond (A)	10.500	03-15-37	DOP	508,000,000	9,195,082
Bond (A)	10.750	06-01-36	DOP	508,700,000	9,396,783
Ecuador 2.6%					38,188,010
Republic of Ecuador
Bond	6.900	07-31-35		27,340,000	24,797,380
Bond (5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	5.000	07-31-40		16,390,000	13,390,630
Egypt 2.5%					36,543,806
Arab Republic of Egypt
Bond (A)(B)	7.500	01-31-27		3,700,000	3,767,025
Bond	7.500	01-31-27		1,880,000	1,914,056
Bond	8.500	01-31-47		11,780,000	11,301,341
Bond (A)(B)	8.875	05-29-50		6,000,000	5,889,027
Bond	8.875	05-29-50		13,930,000	13,672,357
Ghana 1.0%					15,041,142
Republic of Ghana
Bond (A)(C)	3.711	01-03-30		751,517	651,898
Bond (A)(C)	5.913	07-03-26		133,800	131,158
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-29		8,030,269	7,875,105
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)(B)	5.000	07-03-35		7,050,300	6,382,981
Hungary 1.9%					28,011,173
Republic of Hungary
Bond (A)	5.500	03-26-36		8,880,000	9,005,914
Bond (A)	6.125	05-22-28		2,800,000	2,913,161
Bond	6.125	05-22-28		1,570,000	1,633,451
Bond	6.250	09-22-32		13,420,000	14,458,647
Iraq 0.2%					3,005,513
Republic of Iraq
Bond	5.800	01-15-28		3,019,500	3,005,513
Ivory Coast 0.3%					4,486,353
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	2,465,000	2,848,020
Bond	4.875	01-30-32	EUR	1,418,000	1,638,333
3	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Jordan 0.9%					$14,032,112
The Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		13,370,000	14,032,112
Kazakhstan 0.5%					7,299,400
Republic of Kazakhstan
Bond (A)	5.500	07-01-37		7,060,000	7,299,400
Morocco 0.6%					9,317,027
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,781,722
Bond	4.000	12-15-50		3,110,000	2,287,870
Bond	6.500	09-08-33		2,060,000	2,247,435
Nigeria 2.5%					36,374,769
Federal Republic of Nigeria
Bond	7.625	11-28-47		3,940,000	3,735,521
Bond (A)	7.696	02-23-38		2,600,000	2,598,719
Bond	7.696	02-23-38		1,520,000	1,519,251
Bond (A)	7.875	02-16-32		2,000,000	2,093,668
Bond	7.875	02-16-32		8,310,000	8,699,189
Bond (A)	8.375	03-24-29		5,500,000	5,863,029
Bond	8.375	03-24-29		3,120,000	3,325,937
Bond	9.248	01-21-49		7,760,000	8,539,455
Oman 0.8%					11,201,193
Sultanate of Oman
Bond (A)(B)	7.000	01-25-51		6,250,000	7,150,915
Bond	7.000	01-25-51		3,540,000	4,050,278
Panama 2.5%					37,176,748
Republic of Panama
Bond	2.252	09-29-32		11,550,000	9,712,973
Bond	5.662	02-23-38		7,550,000	7,587,750
Bond	6.700	01-26-36		4,790,000	5,213,915
Bond (B)	6.853	03-28-54		4,490,000	4,851,894
Bond	6.875	01-31-36		8,920,000	9,810,216
Philippines 2.4%					35,476,247
Asian Development Bank
Bond	19.750	04-16-26	EGP	270,000,000	5,542,461
Bond	20.000	03-27-26	NGN	17,500,000,000	12,812,424
Bond	20.000	06-04-26	EGP	838,000,000	17,121,362
Poland 0.6%					9,081,874
Republic of Poland
Bond	4.875	10-04-33		4,280,000	4,398,264
Bond	5.500	04-04-53		4,770,000	4,683,610
Romania 2.7%					40,433,768
Republic of Romania
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	4

	Rate (%)	Maturity date		Par value^	Value
Romania (continued)
Bond	3.625	03-27-32		8,810,000	$8,184,668
Bond	4.625	03-04-33	EUR	7,120,000	8,394,167
Bond	6.375	01-30-34		9,490,000	10,052,306
Bond	6.625	02-17-28		7,080,000	7,392,337
Bond	6.750	07-11-39	EUR	5,000,000	6,410,290
Saudi Arabia 4.5%					67,377,763
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33		7,760,000	6,720,306
Bond	2.250	02-02-33		4,000,000	3,464,075
Bond	4.500	10-26-46		8,800,000	7,584,443
Bond	4.625	10-04-47		10,000,000	8,720,736
Bond (A)	5.000	01-18-53		12,600,000	11,306,293
Bond	5.000	01-18-53		5,320,000	4,773,768
Bond (A)	5.250	01-16-50		18,050,000	17,052,055
Bond	5.250	01-16-50		8,210,000	7,756,087
South Africa 3.1%					45,572,353
Republic of South Africa
Bond (B)	5.875	04-20-32		11,310,000	11,688,192
Bond (A)	7.250	12-11-55		10,238,000	10,242,965
Bond	7.300	04-20-52		8,270,000	8,374,919
Bond	8.875	02-28-35	ZAR	230,000,000	15,266,277
Turkey 3.5%					52,232,668
Istanbul Metropolitan Municipality
Bond (A)	10.500	12-06-28		4,250,000	4,688,011
Bond	10.500	12-06-28		6,230,000	6,872,072
Republic of Turkey
Bond	5.950	01-15-31		7,780,000	7,805,111
Bond	6.000	01-14-41		28,670,000	25,715,446
Bond	6.950	09-16-35		7,050,000	7,152,028
Ukraine 0.8%					12,173,400
Republic of Ukraine
Bond (0.000% to 2-1-27, then 3.000% thereafter) (A)	0.000	02-01-30		926,241	597,216
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-34		3,503,326	1,715,837
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-35		2,959,711	1,681,994
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-36		2,466,426	1,397,875
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-34		2,574,097	1,598,636
5	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Ukraine (continued)
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-36		8,613,659	$5,181,842
Uruguay 1.0%					14,737,485
Republic of Uruguay
Bond	8.000	10-29-35	UYU	540,000,000	14,737,485
Venezuela 0.6%					9,263,940
Republic of Venezuela

Bond (D)	7.650	04-21-25		24,150,000	9,263,940
Corporate bonds 41.9%					$621,492,176
(Cost $625,576,440)
Brazil 2.4%					36,212,332
Ambipar Lux Sarl (A)(D)	9.875	02-06-31		5,514,000	1,075,230
Ambipar Lux Sarl (A)(D)	10.875	02-05-33		2,250,000	326,250
Braskem Netherlands Finance BV (B)	5.875	01-31-50		18,550,000	6,962,883
CSN Resources SA (B)	4.625	06-10-31		2,557,000	1,795,369
CSN Resources SA (B)	5.875	04-08-32		6,940,000	4,940,204
MC Brazil Downstream Trading Sarl (A)	7.250	06-30-31		5,437,011	4,675,830
MC Brazil Downstream Trading Sarl (B)	7.250	06-30-31		1,857,646	1,597,575
Petrobras Global Finance BV	6.850	06-05-15		8,916,000	8,582,148
Yinson Bergenia Production BV (A)	8.498	01-31-45		2,969,967	3,154,346
Yinson Boronia Production BV (A)	8.947	07-31-42		2,817,230	3,102,497
Canada 0.5%					7,263,403
Canacol Energy, Ltd. (D)	5.750	11-24-28		8,600,000	2,579,312
St. Marys Cement, Inc. (A)(B)	5.750	04-02-34		4,500,000	4,684,091
Chile 3.0%					44,022,102
Antofagasta PLC (A)	6.250	05-02-34		5,950,000	6,437,376
Colbun SA (A)	5.375	09-11-35		5,090,000	5,135,810
Corp. Nacional del Cobre de Chile	4.500	08-01-47		8,280,000	6,973,795
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33		4,800,000	4,907,246
Corp. Nacional del Cobre de Chile	5.125	02-02-33		7,730,000	7,902,711
Empresa Nacional del Petroleo (A)	5.950	07-30-34		4,130,000	4,342,014
Sociedad Quimica y Minera de Chile SA (A)	5.500	09-10-34		8,140,000	8,323,150
Colombia 0.7%					10,374,490
Empresas Publicas de Medellin ESP (A)(B)	4.250	07-18-29		2,300,000	2,173,503
Empresas Publicas de Medellin ESP	4.250	07-18-29		1,340,000	1,266,302
Grupo Energia Bogota SA ESP (A)	5.750	10-22-35		7,060,000	6,934,685
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	6

	Rate (%)	Maturity date	Par value^	Value
Costa Rica 1.0%				$14,264,799
Instituto Costarricense de Electricidad (B)	6.375	05-15-43	14,330,000	14,264,799
Dominican Republic 0.7%				10,087,188
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	9,550,000	10,087,188
Ecuador 0.1%				1,687,907
Corp Quiport SA (A)	9.000	12-15-37	1,545,000	1,687,907
Guatemala 0.7%				10,982,574
CT Trust (A)	5.125	02-03-32	5,600,000	5,391,876
CT Trust (B)	5.125	02-03-32	3,150,000	3,032,930
Energuate Trust 2.0 (A)	6.350	09-15-35	2,510,000	2,557,768
Hong Kong 0.4%				5,903,999
Sinochem Overseas Capital Company, Ltd. (B)	6.300	11-12-40	5,100,000	5,903,999
India 3.9%				57,291,173
Adani Green Energy UP, Ltd. (A)(B)	6.700	03-12-42	9,029,650	8,772,881
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	4,099,691
Adani Ports & Special Economic Zone, Ltd.	3.100	02-02-31	1,570,000	1,430,337
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	1,717,000	1,696,200
Export-Import Bank of India (A)(B)	5.500	01-13-35	9,130,000	9,623,287
Export-Import Bank of India	5.750	01-12-56	21,033,000	21,883,659
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32	6,200,000	6,462,759
JSW Hydro Energy, Ltd.	4.125	05-18-31	3,516,700	3,322,359
Indonesia 3.5%				52,296,609
Freeport Indonesia PT (B)	6.200	04-14-52	12,300,000	12,562,371
Indika Energy Tbk PT (A)	8.750	05-07-29	6,440,000	6,411,807
Indonesia Asahan Aluminium PT	5.450	05-15-30	8,390,000	8,662,256
Pertamina Persero PT	6.000	05-03-42	17,600,000	17,712,318
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	8,160,000	6,947,857
Luxembourg 0.6%				9,516,724
FORESEA Holding SA (A)(B)	7.500	06-15-30	164,787	160,821
Oceanica Lux (A)	13.000	10-02-29	8,920,000	9,355,903
Malaysia 0.7%				11,174,102
Petronas Capital, Ltd. (A)	5.848	04-03-55	10,490,000	11,174,102
7	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Mauritius 0.7%				$10,983,957
Greenko Wind Projects Mauritius, Ltd. (A)(B)	7.250	09-27-28	6,080,000	6,203,383
MTN Mauritius Investments, Ltd.	6.500	10-13-26	4,740,000	4,780,574
Mexico 6.5%				97,233,147
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(E)	7.500	06-27-29	2,200,000	2,271,999
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (B)(E)	7.500	06-27-29	2,440,000	2,519,854
Banco Mercantil del Norte SA (8.375% to 5-20-31, then 5 Year CMT + 4.072%) (A)(E)	8.375	05-20-31	3,640,000	3,890,250
BBVA Bancomer SA (A)	5.250	09-10-29	3,100,000	3,184,010
Coca-Cola Femsa SAB de CV	5.100	05-06-35	10,470,000	10,773,630
Corp. Inmobiliaria Vesta SAB de CV (A)	5.500	01-30-33	4,330,000	4,346,021
FIBRA Prologis (A)	5.500	11-26-35	6,030,000	6,111,405
FIEMEX Energia (A)	7.250	01-31-41	3,813,453	3,975,220
FIEMEX Energia (B)	7.250	01-31-41	2,505,984	2,612,288
Gruma SAB de CV (A)(B)	5.761	12-09-54	8,190,000	8,222,760
Grupo Televisa SAB	6.125	01-31-46	8,800,000	6,812,581
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,297,887
Mexico City Airport Trust	5.500	10-31-46	3,960,000	3,512,624
Mexico City Airport Trust (A)	5.500	07-31-47	6,400,000	5,610,112
Mexico City Airport Trust	5.500	07-31-47	10,130,000	8,879,755
Orbia Advance Corp. SAB de CV	5.875	09-17-44	6,900,000	5,589,966
Trust 2401 (A)(B)	6.390	01-15-50	4,342,000	4,217,515
Trust 2401 (A)(B)	6.950	01-30-44	4,790,000	5,029,500
Trust Fibra Uno (B)	6.390	01-15-50	2,208,000	2,121,992
Trust Fibra Uno (A)	6.950	01-30-44	1,210,000	1,253,778
Morocco 0.8%				12,148,721
OCP SA	3.750	06-23-31	6,080,000	5,734,382
OCP SA	6.875	04-25-44	6,080,000	6,414,339
Netherlands 0.7%				9,957,756
Prosus NV (A)	4.027	08-03-50	8,870,000	6,327,027
Prosus NV	4.027	08-03-50	5,090,000	3,630,729
Nigeria 0.7%				9,990,159
Africa Finance Corp. (A)(B)	5.550	10-08-29	9,730,000	9,990,159
Oman 0.6%				9,149,280
EDO Sukuk, Ltd. (A)(B)	5.662	07-03-31	8,762,000	9,149,280
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	8

	Rate (%)	Maturity date		Par value^	Value
Panama 0.3%					$4,265,763
AES Panama Generation Holdings SRL (A)	4.375	05-31-30		3,267,282	3,110,452
AES Panama Generation Holdings SRL	4.375	05-31-30		1,213,562	1,155,311
Peru 4.0%					58,860,258
Atlantica Transmision Sur SA (A)	6.875	04-30-43		5,540,625	5,949,080
Atlantica Transmision Sur SA	6.875	04-30-43		2,823,503	3,031,651
Banco BBVA Peru SA (6.200% to 6-7-29, then 5 Year CMT + 2.002%) (A)(B)	6.200	06-07-34		7,330,000	7,633,189
Banco de Credito del Peru SA (6.450% to 7-30-30, then 5 Year CMT + 2.486%) (A)	6.450	07-30-35		6,680,000	6,963,599
Consorcio Transmantaro SA (A)	5.200	04-11-38		5,000,000	5,015,280
Consorcio Transmantaro SA	5.200	04-11-38		2,900,000	2,908,862
Kallpa Generacion SA (A)	5.500	09-11-35		3,400,000	3,442,500
Niagara Energy SAC (A)	5.746	10-03-34		4,405,000	4,558,878
Petroleos del Peru SA	4.750	06-19-32		9,120,000	6,668,179
Petroleos del Peru SA (A)	5.625	06-19-47		9,180,000	5,847,660
Petroleos del Peru SA	5.625	06-19-47		10,740,000	6,841,380
Poland 0.6%					8,420,043
ORLEN SA (A)	6.000	01-30-35		7,910,000	8,420,043
Saudi Arabia 2.4%					35,362,900
GACI First Investment Company	5.125	02-14-53		11,500,000	10,346,465
GACI First Investment Company (B)	5.375	01-29-54		11,300,000	10,530,331
Greensaif Pipelines Bidco Sarl (A)	6.103	08-23-42		13,835,000	14,486,104
Singapore 0.5%					7,196,358
LLPL Capital Pte, Ltd. (A)(B)	6.875	02-04-39		4,851,360	5,059,939
LLPL Capital Pte, Ltd.	6.875	02-04-39		2,048,352	2,136,419
Togo 1.0%					15,061,007
Banque Ouest Africaine de Developpement (A)	6.250	10-14-40	EUR	6,450,000	7,501,428
Banque Ouest Africaine de Developpement	6.250	10-14-40	EUR	6,500,000	7,559,579
Turkey 1.8%					26,117,299
Turkcell Iletisim Hizmetleri AS (A)	7.450	01-24-30		8,020,000	8,428,587
Turkiye Ihracat Kredi Bankasi AS (A)	6.375	10-03-30		7,110,000	7,160,300
Turkiye Varlik Fonu Yonetimi AS	7.750	09-10-35		7,050,000	7,401,768
Ulker Biskuvi Sanayi AS (A)	7.875	07-08-31		2,963,000	3,126,644
9	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United Kingdom 1.1%				$16,131,422
Biocon Biologics Global PLC (A)	6.670	10-09-29	6,910,000	6,993,035
IHS Holding, Ltd. (A)	6.250	11-29-28	5,800,000	5,818,073
IHS Holding, Ltd.	6.250	11-29-28	3,310,000	3,320,314
United States 0.4%				5,765,477
Sasol Financing USA LLC	5.500	03-18-31	6,570,000	5,765,477
Uruguay 0.5%				7,188,428
MercadoLibre, Inc.	4.900	01-15-33	7,230,000	7,188,428
Uzbekistan 0.4%				5,551,433
Navoi Mining & Metallurgical Combinat (A)(B)	6.700	10-17-28	5,358,000	5,551,433
Venezuela 0.7%				11,031,366
Petroleos de Venezuela SA (D)	6.000	11-15-26	34,580,000	11,031,366

	Par value^	Value
Escrow certificates 0.1%		$959,989
(Cost $18,052,627)
Credito Real SAB de CV (A)(F)	11,760,000	29,400
Credito Real SAB de CV (F)	3,500,000	22,089
Unifin Financiera SAB de CV (F)	11,500,000	908,500

	Shares	Value
Common stocks 0.0%		$857,131
(Cost $9,357,362)
Canada 0.0%		424,564
Frontera Energy Corp. (B)	50,770	424,564
Luxembourg 0.0%		432,567
FORESEA Holding SA, Class B (A)(F)	1,602	43,254
FORESEA Holding SA, Class C (A)(F)	14,419	389,313
Mexico 0.0%		0
Unifin Financiera SAB de CV (B)(F)(G)	1,551,287	0

	Yield (%)	Shares	Value
Short-term investments 4.0%			$58,858,696
(Cost $58,853,696)
Short-term funds 4.0%			58,858,696
John Hancock Collateral Trust (H)	3.5447(I)	5,884,104	58,858,696

Total investments (Cost $1,442,137,813) 98.5%	$1,460,821,075
Other assets and liabilities, net 1.5%	21,601,469
Total net assets 100.0%	$1,482,422,544

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	10

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
NGN	Nigerian Naira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $509,442,743 or 34.4% of the fund’s net assets as of 2-28-26.
(B)	All or a portion of this security is on loan as of 2-28-26.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing security.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 2-28-26.
The fund had the following sector composition as a percentage of net assets on 2-28-26:
Foreign government obligations	48.4%
Energy	9.2%
Financials	9.0%
Utilities	6.6%
Materials	6.6%
U.S. Government	4.1%
Industrials	3.4%
Communication services	2.5%
Consumer staples	1.4%
Real estate	1.3%
Consumer discretionary	1.2%
Health care	0.5%
Information technology	0.3%
Short-term investments and other	5.5%
TOTAL	100.0%
11	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	450	Long	Jun 2026	$50,994,981	$51,215,625	$220,644
Ultra U.S. Treasury Bond Futures	245	Long	Jun 2026	29,505,769	29,790,469	284,700
						$505,344
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CNY	735,641,085	USD	106,495,917	CITI	3/18/2026	$596,408	—
EUR	400,000	USD	465,749	BMO	3/18/2026	7,291	—
USD	104,735,610	CNY	735,641,085	GSI	3/18/2026	—	$(2,356,714)
USD	38,880,044	EUR	33,130,000	JPM	3/18/2026	—	(299,497)
USD	2,104,263	EUR	1,800,000	MSI	3/18/2026	—	(24,417)
USD	46,875,564	MXN	866,877,220	GSI	3/18/2026	—	(3,386,017)
USD	10,000,000	MXN	184,348,699	JPM	3/18/2026	—	(688,546)
						$603,699	$(6,755,191)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.45	70,092,000	USD	$70,092,000	5.000%	Quarterly	Dec 2030	$(5,259,377)	$506,650	$(4,752,727)
				$70,092,000				$(5,259,377)	$506,650	$(4,752,727)

Derivatives Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
BMO	Bank of Montreal
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	12

At 2-28-26, the aggregate cost of investments for federal income tax purposes was $1,440,766,458. Net unrealized appreciation aggregated to $9,655,742, of which $75,833,687 related to gross unrealized appreciation and $66,177,945 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
13	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,383,284,117) including $57,226,840 of securities loaned	$1,401,962,379
Affiliated investments, at value (Cost $58,853,696)	58,858,696
Total investments, at value (Cost $1,442,137,813)	1,460,821,075
Receivable for centrally cleared swaps (including collateral of $3,400,000)	492,428
Unrealized appreciation on forward foreign currency contracts	603,699
Receivable for futures variation margin	1,131,218
Cash	44,928,544
Foreign currency, at value (Cost $936,561)	932,432
Collateral held at broker for futures contracts	4,100,000
Collateral segregated at custodian for OTC derivative contracts	7,060,000
Dividends and interest receivable	24,459,524
Receivable for fund shares sold	1,072,936
Receivable for investments sold	12,236,763
Receivable for securities lending income	59,677
Other assets	159,767
Total assets	1,558,058,063
Liabilities
Unrealized depreciation on forward foreign currency contracts	6,755,191
Distributions payable	149,272
Foreign capital gains tax payable	3,261
Payable for investments purchased	8,406,925
Payable for fund shares repurchased	1,226,234
Payable upon return of securities loaned	58,888,529
Payable to affiliates
Accounting and legal services fees	41,950
Transfer agent fees	28,065
Trustees’ fees	2,008
Other liabilities and accrued expenses	134,084
Total liabilities	75,635,519
Net assets	$1,482,422,544
Net assets consist of
Paid-in capital	$1,622,136,801
Total distributable earnings (loss)	(139,714,257)
Net assets	$1,482,422,544
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	14

STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,387,908 ÷ 287,698 shares)[1]	$8.30
Class C ($215,499 ÷ 26,058 shares)[1]	$8.27
Class I ($343,987,676 ÷ 41,516,837 shares)	$8.29
Class R6 ($4,762,710 ÷ 575,042 shares)	$8.28
Class NAV ($1,131,068,751 ÷ 136,658,186 shares)	$8.28
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
15	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Interest	$46,466,526
Dividends	82,580
Securities lending	342,971
Less foreign taxes withheld	(123,373)
Total investment income	46,768,704
Expenses
Investment management fees	4,418,204
Distribution and service fees	4,679
Accounting and legal services fees	114,886
Transfer agent fees	92,823
Trustees’ fees	9,465
Custodian fees	142,241
State registration fees	37,082
Printing and postage	14,251
Professional fees	69,513
Other	42,845
Total expenses	4,945,989
Less expense reductions	(58,675)
Net expenses	4,887,314
Net investment income	41,881,390
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,160,184)
Affiliated investments	(3,602)
Futures contracts	1,622,082
Forward foreign currency contracts	(2,666,991)
Swap contracts	(38,940)
(2,247,635)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	48,259,229
Affiliated investments	(669)
Futures contracts	117,298
Forward foreign currency contracts	(4,856,824)
Swap contracts	506,650
44,025,684
Net realized and unrealized gain	41,778,049
Increase in net assets from operations	$83,659,439
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25[1]
Increase (decrease) in net assets
From operations
Net investment income	$41,881,390	$73,181,953
Net realized loss	(2,247,635)	(45,449,623)
Change in net unrealized appreciation (depreciation)	44,025,684	64,699,886
Increase in net assets resulting from operations	83,659,439	92,432,216
Distributions to shareholders
From earnings
Class A	(63,911)	(127,583)
Class C	(5,171)	(11,222)
Class I	(4,692,936)	(2,106,379)
Class R2	—	(116)
Class R6	(142,378)	(250,631)
Class NAV	(31,983,501)	(66,889,612)
Total distributions	(36,887,897)	(69,385,543)
From fund share transactions	292,187,766	(24,283,386)
Total increase (decrease)	338,959,308	(1,236,713)
Net assets
Beginning of period	1,143,463,236	1,144,699,949
End of period	$1,482,422,544	$1,143,463,236

[1]	Class R2 shares were fully redeemed on 9-17-24
17	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$8.00	$7.84	$7.28	$7.24	$9.45	$9.21
Net investment income[2]	0.25	0.48	0.44	0.38	0.41	0.37
Net realized and unrealized gain (loss) on investments	0.27	0.15	0.55	0.06	(2.22)	0.23
Total from investment operations	0.52	0.63	0.99	0.44	(1.81)	0.60
Less distributions
From net investment income	(0.22)	(0.47)	(0.43)	(0.40)	(0.40)	(0.36)
Net asset value, end of period	$8.30	$8.00	$7.84	$7.28	$7.24	$9.45
Total return (%)[3,4]	6.55[5]	8.36	14.09	6.37	(19.55)	6.61
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.18	1.19	1.20	1.18	1.17
Expenses including reductions	1.16[6]	1.18	1.18	1.19	1.17	1.17
Net investment income	6.07[6]	6.11	5.82	5.27	4.87	4.01
Portfolio turnover (%)	16	34	38	22	9	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	18

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.98	$7.82	$7.27	$7.24	$9.44	$9.20
Net investment income[2]	0.22	0.43	0.39	0.34	0.35	0.31
Net realized and unrealized gain (loss) on investments	0.26	0.13	0.54	0.05	(2.21)	0.22
Total from investment operations	0.48	0.56	0.93	0.39	(1.86)	0.53
Less distributions
From net investment income	(0.19)	(0.40)	(0.38)	(0.36)	(0.34)	(0.29)
Net asset value, end of period	$8.27	$7.98	$7.82	$7.27	$7.24	$9.44
Total return (%)[3,4]	6.08[5]	7.43	13.19	5.50	(20.04)	5.87
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[7]	1.88	1.89	1.90	1.88	1.87
Expenses including reductions	1.86[7]	1.87	1.89	1.89	1.87	1.87
Net investment income	5.47[7]	5.51	5.31	4.78	4.17	3.32
Portfolio turnover (%)	16	34	38	22	9	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
19	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$8.00	$7.84	$7.28	$7.25	$9.46	$9.22
Net investment income[2]	0.27	0.51	0.47	0.41	0.43	0.41
Net realized and unrealized gain (loss) on investments	0.25	0.13	0.54	0.05	(2.22)	0.21
Total from investment operations	0.52	0.64	1.01	0.46	(1.79)	0.62
Less distributions
From net investment income	(0.23)	(0.48)	(0.45)	(0.43)	(0.42)	(0.38)
Net asset value, end of period	$8.29	$8.00	$7.84	$7.28	$7.25	$9.46
Total return (%)[3]	6.59[4]	8.63	14.28	6.53	(19.30)	6.91
Ratios and supplemental data
Net assets, end of period (in millions)	$344	$42	$28	$31	$19	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.88	0.89	0.90	0.88	0.87
Expenses including reductions	0.86[5]	0.87	0.89	0.89	0.87	0.87
Net investment income	6.61[5]	6.48	6.28	5.73	5.21	4.36
Portfolio turnover (%)	16	34	38	22	9	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	20

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.99	$7.83	$7.28	$7.25	$9.44	$9.21
Net investment income[2]	0.27	0.52	0.48	0.42	0.44	0.41
Net realized and unrealized gain (loss) on investments	0.26	0.13	0.53	0.04	(2.20)	0.21
Total from investment operations	0.53	0.65	1.01	0.46	(1.76)	0.62
Less distributions
From net investment income	(0.24)	(0.49)	(0.46)	(0.43)	(0.43)	(0.39)
Net asset value, end of period	$8.28	$7.99	$7.83	$7.28	$7.25	$9.44
Total return (%)[3]	6.66[4]	8.59	14.42	6.66	(19.04)	6.92
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$3	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.78	0.78	0.79	0.77	0.77
Expenses including reductions	0.76[5]	0.77	0.77	0.79	0.76	0.76
Net investment income	6.57[5]	6.64	6.45	5.91	5.28	4.44
Portfolio turnover (%)	16	34	38	22	9	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
21	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.98	$7.83	$7.27	$7.24	$9.44	$9.21
Net investment income[2]	0.27	0.52	0.48	0.42	0.44	0.42
Net realized and unrealized gain (loss) on investments	0.26	0.12	0.54	0.05	(2.21)	0.20
Total from investment operations	0.53	0.64	1.02	0.47	(1.77)	0.62
Less distributions
From net investment income	(0.23)	(0.49)	(0.46)	(0.44)	(0.43)	(0.39)
Net asset value, end of period	$8.28	$7.98	$7.83	$7.27	$7.24	$9.44
Total return (%)[3]	6.79[4]	8.62	14.44	6.68	(19.14)	6.93
Ratios and supplemental data
Net assets, end of period (in millions)	$1,131	$1,094	$1,112	$882	$911	$1,175
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.77	0.78	0.79	0.76	0.76
Expenses including reductions	0.75[5]	0.76	0.77	0.78	0.75	0.75
Net investment income	6.58[5]	6.62	6.45	5.91	5.31	4.49
Portfolio turnover (%)	16	34	38	22	9	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	22

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
23	JOHN HANCOCK Emerging Markets Debt Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$60,244,926	—	$60,244,926	—
Foreign government obligations	718,408,157	—	718,408,157	—
Corporate bonds	621,492,176	—	621,492,176	—
Escrow certificates	959,989	—	959,989	—
Common stocks	857,131	$424,564	432,567	—
Short-term investments	58,858,696	58,858,696	—	—
Total investments in securities	$1,460,821,075	$59,283,260	$1,401,537,815	—
Derivatives:
Assets
Futures	$505,344	$505,344	—	—
Forward foreign currency contracts	603,699	—	$603,699	—
Liabilities
Forward foreign currency contracts	(6,755,191)	—	(6,755,191)	—
| JOHN HANCOCK Emerging Markets Debt Fund	24

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Swap contracts	$(4,752,727)	—	$(4,752,727)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2026, the fund loaned securities valued at $57,226,840 and received $58,888,529 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
25	JOHN HANCOCK Emerging Markets Debt Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2026 were $2,748.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a long-term capital loss carryforward of $147,418,477 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK Emerging Markets Debt Fund	26

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, derivatives, foreign currency transactions, amortization and accretion of debt securities and character of distributions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
27	JOHN HANCOCK Emerging Markets Debt Fund |

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statement of assets and liabilities. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2026, the fund used futures contracts to manage duration of the fund and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging from $69.4 to $84.8 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $143.3 to $309.6 million, as measured at each quarter end.
| JOHN HANCOCK Emerging Markets Debt Fund	28

Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended February 28, 2026, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $70.1 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$505,344	—
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	603,699	$(6,755,191)
Credit	Swap contracts, at value	Credit default swaps	—	(4,752,727)
			$1,109,043	$(11,507,918)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
29	JOHN HANCOCK Emerging Markets Debt Fund |

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$1,622,082	—	$1,622,082
Currency	—	$(2,666,991)	(2,666,991)
Total	$1,622,082	$(2,666,991)	$(1,044,909)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$117,298	—	—	$117,298
Currency	—	$(4,856,824)	—	(4,856,824)
Credit	—	—	$506,650	506,650
Total	$117,298	$(4,856,824)	$506,650	$(4,232,876)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK Emerging Markets Debt Fund	30

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to January 1, 2026, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceeded 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expired on December 31, 2025.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$109
Class C	10
Class I	7,812
Class	Expense reduction
Class R6	$224
Class NAV	50,520
Total	$58,675

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $155 for the six months ended February 28, 2026. Of this amount, $25 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $130 was paid as sales commissions to broker-dealers.
31	JOHN HANCOCK Emerging Markets Debt Fund |

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,586	$1,300
Class C	1,093	119
Class I	—	91,277
Class R6	—	127
Total	$4,679	$92,823
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$21,100,000	1	4.140%	$2,427
| JOHN HANCOCK Emerging Markets Debt Fund	32

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	659,724	$5,330,999	1,736,681	$13,548,437
Distributions reinvested	6,976	57,133	15,069	118,240
Repurchased	(656,061)	(5,325,218)	(1,707,204)	(13,344,288)
Net increase	10,639	$62,914	44,546	$322,389
Class C shares
Sold	147	$1,200	307	$2,401
Distributions reinvested	634	5,171	1,435	11,222
Repurchased	(2,274)	(18,583)	(2,296)	(17,997)
Net decrease	(1,493)	$(12,212)	(554)	$(4,374)
Class I shares
Sold	37,920,564	$309,029,859	6,737,851	$52,699,814
Distributions reinvested	461,775	3,797,744	73,462	576,610
Repurchased	(2,148,224)	(17,616,269)	(5,098,509)	(39,978,999)
Net increase	36,234,115	$295,211,334	1,712,804	$13,297,425
Class R2 shares[1]
Repurchased	—	—	(5,087)	$(40,377)
Net decrease	—	—	(5,087)	$(40,377)
Class R6 shares
Sold	58,752	$481,894	416,997	$3,265,024
Distributions reinvested	15,874	129,687	29,217	228,807
Repurchased	(117,242)	(957,427)	(148,929)	(1,162,559)
Net increase (decrease)	(42,616)	$(345,846)	297,285	$2,331,272
Class NAV shares
Sold	3,538,069	$28,826,668	7,820,925	$60,906,319
Distributions reinvested	3,915,147	31,983,501	8,542,318	66,889,612
Repurchased	(7,802,742)	(63,538,593)	(21,475,029)	(167,985,652)
Net decrease	(349,526)	$(2,728,424)	(5,111,786)	$(40,189,721)
Total net increase (decrease)	35,851,119	$292,187,766	(3,062,792)	$(24,283,386)

[1]	Class R2 shares were fully redeemed on 9-17-24
Affiliates of the fund owned 57% and 100% of shares of Class R6 and Class NAV on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
33	JOHN HANCOCK Emerging Markets Debt Fund |

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $439,863,704 and $154,437,315, respectively, for the six months ended February 28, 2026. Purchases and sales of U.S. Treasury obligations aggregated $44,800,172 and $35,084,785, respectively, for the six months ended February 28, 2026.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2026, funds within the John Hancock group of funds complex held 76.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.7%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.0%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.9%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	6.7%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,884,104	$48,906,056	$296,498,269	$(286,541,358)	$(3,602)	$(669)	$342,971	—	$58,858,696

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of
| JOHN HANCOCK Emerging Markets Debt Fund	34

operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
35	JOHN HANCOCK Emerging Markets Debt Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	36

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244655	358SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Floating Rate Income Fund
Fixed income
February 28, 2026

John Hancock
Floating Rate Income Fund

2	Fund’s investments
34	Financial statements
38	Financial highlights
44	Notes to financial statements
57	Shareholder meeting
1	JOHN HANCOCK FLOATING RATE INCOME FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 82.0%					$751,508,045
(Cost $784,343,941)
Communication services 7.0%					64,231,254
Diversified telecommunication services 3.0%
Cincinnati Bell, Inc., 2025 Term Loan B4 (1 month CME Term SOFR + 2.250%)	5.923	11-22-28		4,677,301	4,665,608
Connect Finco Sarl, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	8.173	09-27-29		2,945,642	2,939,663
Crown Subsea Communications Holding, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	01-30-31		5,032,330	5,035,501
Eircom Finco Sarl, 2025 EUR Term Loan B6 (1 month EURIBOR + 2.750%)	4.719	05-15-32	EUR	3,000,000	3,551,890
Masorange Finco PLC, 2025 EUR Term Loan B (B)	TBD	03-25-31	EUR	3,917,104	4,630,071
Voyage Digital NZ, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	6.902	05-11-29		2,643,805	2,657,024
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	7.422	03-22-29		4,364,673	4,326,482
Entertainment 0.2%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (3 month EURIBOR + 5.000%) (C)	7.969	06-05-30	EUR	736,442	0
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 0.500%) (C)	4.054	09-15-26	EUR	775,151	4,580
TouchTunes Music Group LLC , 2024 Incremental Term Loan (3 month CME Term SOFR + 4.750%)	8.422	04-02-29		2,019,905	1,958,460
Interactive media and services 0.5%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	7.923	05-03-28		1,812,629	1,466,725
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%)	7.923	12-31-31		2,311,696	1,566,174
Plusgrade, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.167	03-03-31		1,274,089	1,197,644
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media 3.0%
Cengage Learning, Inc., 2026 Term Loan B (1 and 3 month CME Term SOFR + 3.000%)	6.671	03-24-31		1,247,062	$1,214,040
Charter Communications Operating LLC, 2023 Term Loan B4 (3 month CME Term SOFR + 2.000%)	5.661	12-07-30		2,388,675	2,384,209
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.037	03-23-28		2,433,340	2,342,090
Digital Media Solutions LLC, 2025 Exit Term Loan (1 month CME Term SOFR + 7.500%) (C)	11.173	02-28-30		620,202	620,202
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	8.022	08-19-28		2,556,536	2,096,359
Knot Worldwide, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	7.423	01-31-28		4,850,547	4,139,118
Light & Wonder International, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.677	04-16-29		3,600,198	3,595,698
Numericable US LLC, 2025 USD Term Loan B14 (3 month CME Term SOFR + 6.875%)	10.547	05-31-31		1,381,380	1,382,761
Radiate Holdco LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 4.000%)	7.673	06-26-29		58,426	58,280
Radiate Holdco LLC, 2025 FLFO Term Loan (1 month CME Term SOFR + 3.500% and 1.500% PIK)	8.787	09-25-29		3,035,744	2,628,438
Radiate Holdco LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.673	06-26-29		58,426	58,280
Research Now Group LLC, 2024 First Lien First Out Term Loan (3 month CME Term SOFR + 5.000%)	8.913	07-15-28		472,739	465,648
Research Now Group LLC, 2024 First Lien Second Out Term Loan (3 month CME Term SOFR + 5.500%)	9.413	10-15-28		2,728,723	1,592,210
Speedster Bidco GmbH, 2025 USD Term Loan B1 (3 month CME Term SOFR + 3.250%)	6.689	12-11-31		2,335,441	2,072,704
Tele Columbus AG, 2024 EUR Term Loan B (D)	0.000	01-01-29	EUR	892,359	654,684
Townsquare Media, Inc., 2025 Term Loan (6 month CME Term SOFR + 5.000%)	8.586	02-19-30		306,056	226,482
3	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	7.024	01-31-29		2,436,999	$2,362,061
Wireless telecommunication services 0.3%
Iridium Satellite LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	09-20-30		2,432,829	2,338,168
Consumer discretionary 9.9%					91,232,065
Automobile components 0.6%
Tenneco, Inc., 2022 Term Loan A (1 and 3 month CME Term SOFR + 4.750%)	8.506	11-17-28		1,355,763	1,332,322
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	8.756	11-17-28		1,978,929	1,948,414
Wheel Pros LLC, 2024 Term Loan (3 month CME Term SOFR + 6.000%)	9.672	12-03-29		2,628,895	2,418,583
Broadline retail 0.5%
Peer Holding III BV, 2025 USD Term Loan B4B (3 month CME Term SOFR + 2.500%)	6.172	10-28-30		2,233,779	2,229,870
Wand NewCo 3, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	01-30-31		2,312,558	2,297,781
Distributors 0.2%
OptiGroup AB, EUR Term Loan B1 (1 month EURIBOR + 5.250%)	7.178	03-16-29	EUR	1,747,497	1,935,790
Diversified consumer services 3.1%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B (3 month CME Term SOFR + 2.000%)	5.660	10-16-31		3,176,956	3,175,621
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	7.678	08-31-28		2,397,610	2,187,819
Fugue Finance LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.921	01-09-32		4,678,167	4,637,233
GBT US III LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.668	07-25-31		3,270,916	3,120,454
Inspired Education US Holdings, Inc., 2026 Term Loan B7 (B)	TBD	02-28-31		897,199	893,835
Learning Care Group US No 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	7.663	08-11-28		2,439,150	1,909,513
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Lernen Bidco, Ltd., 2025 USD Term Loan B3 (6 month CME Term SOFR + 3.500%)	7.410	10-27-31		2,413,797	$2,408,776
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.455	12-31-32		1,403,884	1,398,816
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.000%)	5.673	07-18-31		2,850,815	2,843,117
TEI Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	7.672	04-09-31		1,998,838	1,980,109
Whatabrands LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	08-03-28		3,701,834	3,691,654
Hotels, restaurants and leisure 3.8%
Allwyn Entertainment Financing US LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.500%)	6.165	11-24-32		2,937,382	2,882,306
Betclic Everest Group SAS, 2026 EUR Term Loan B3 (B)	TBD	12-10-31	EUR	1,525,793	1,791,897
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.923	02-06-31		1,723,036	1,704,944
Entain Holdings Gibraltar, Ltd., 2025 Term Loan B5 (2032) (3 month CME Term SOFR + 2.250%)	5.922	07-31-32		1,448,370	1,441,360
IRB Holding Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	12-16-30		4,456,921	4,437,890
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.173	04-26-30		4,863,014	4,788,561
Lakeland Holdings LLC, 2020 HoldCo Term Loan (10.000% Cash or 13.250% PIK)	10.000	09-25-27		562,012	53,391
MIC Glen LLC, 2025 Add-on Term Loan (1 month CME Term SOFR + 3.250%)	6.923	07-21-28		3,135,027	3,135,685
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.423	09-20-30		3,827,517	3,821,125
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	7.922	08-01-30		2,545,361	2,393,836
Raising Cane’s Restaurants LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.671	11-03-32		3,235,526	3,230,123
5	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Sabre GLBL, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 6.000%)	9.773	11-15-29		809,555	$559,265
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.673	03-14-31		2,337,047	2,336,252
Tacala Investment Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	01-31-31		2,288,455	2,283,306
Leisure products 0.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	12-21-28		3,057,597	3,046,131
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 2.250%)	5.923	02-13-32		541,189	536,118
Specialty retail 1.1%
Leslie’s Poolmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	6.537	03-09-28		2,732,273	1,075,150
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.673	05-04-28		3,690,105	3,680,141
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	7.523	10-16-28		1,992,882	1,825,699
United Petfood Finance BV, 2025 EUR Term Loan B (6 month EURIBOR + 2.500%)	4.649	02-26-32	EUR	2,969,491	3,513,137
Textiles, apparel and luxury goods 0.2%
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.037	04-17-28		2,292,920	2,286,041
Consumer staples 2.5%					22,598,854
Beverages 0.2%
Pegasus Bidco BV, 2025 EUR 1st Lien Repriced Term Loan B (3 month EURIBOR + 3.000%)	4.999	07-12-29	EUR	1,325,380	1,575,074
Food products 1.4%
CHG PPC Parent LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	6.787	12-08-28		2,992,222	2,988,482
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Financiere Labeyrie Fine Foods SASU, 2021 EUR Term Loan B (3 month EURIBOR + 5.000%)	7.019	07-30-29	EUR	2,926,408	$3,159,605
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.250%)	5.881	09-30-31		3,758,137	3,664,597
Froneri US, Inc., 2025 USD Term Loan B6 (6 month CME Term SOFR + 2.250%)	5.877	09-30-32		1,173,725	1,145,521
Peralta Inversiones Globales SL, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.516	07-15-31	EUR	1,441,143	1,697,423
Household products 0.6%
Kronos Acquisition Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	7.672	07-08-31		4,019,537	2,718,212
Lavender US HoldCo 1, Inc., USD Term Loan (3 month CME Term SOFR + 3.250%)	6.935	12-30-32		2,410,347	2,404,321
Personal care products 0.3%
Rainbow UK Bidco, Ltd., EUR Term Loan B (6 month EURIBOR + 3.500%)	5.641	02-23-29	EUR	2,728,709	3,245,619
Energy 2.1%					19,456,462
Oil, gas and consumable fuels 2.1%
AL GCX Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	12-17-32		2,280,232	2,278,819
BCP Renaissance Parent LLC, 2024 Term Loan B3 (3 month CME Term SOFR + 2.250%)	5.922	10-31-31		2,024,934	2,017,846
CD&R Firefly Bidco PLC, 2025 EUR Term Loan (3 month EURIBOR + 3.250%)	5.276	04-30-29	EUR	2,658,008	3,159,421
CD&R Firefly Bidco PLC, 2025 GBP Term Loan (3 month SONIA + 4.750%)	8.477	04-29-29	GBP	262,554	354,680
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	7.273	11-19-29		2,517,643	2,506,415
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	04-01-32		2,351,329	2,357,583
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.911	08-16-30		3,012,656	3,012,234
7	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	10-05-28		3,770,406	$3,769,464
Financials 14.5%					133,007,652
Banks 0.2%
Chrysaor Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.900	10-30-31		1,728,355	1,721,874
Capital markets 2.5%
Aretec Group, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.673	08-09-30		4,247,433	4,094,058
Emerald X, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 3.250%)	6.923	01-30-32		2,270,792	2,271,745
Focus Financial Partners LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	09-15-31		2,422,094	2,279,796
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.413	02-03-32		4,731,531	4,657,625
Hudson River Trading LLC, 2026 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.167	03-18-30		3,814,116	3,764,838
Nexus Buyer LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 4.000%)	7.673	07-31-31		1,900,000	1,813,550
Stepstone Group MidCo 2 GmbH, USD Term Loan B (3 and 6 month CME Term SOFR + 4.500%)	8.200	12-19-31		2,573,756	2,335,684
ZF Bidco SAS, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.516	07-12-31	EUR	1,694,330	2,002,521
Financial services 7.5%
Aragorn Parent Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.173	12-15-28		1,928,215	1,923,876
Ascensus Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	11-24-32		4,426,330	4,319,345
Avolon TLB Borrower 1 US LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.417	06-24-30		2,386,429	2,393,469
Cervantes Bidco SL, 2026 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.022	12-03-31	EUR	1,246,757	1,473,169
CFC USA LLC, Term Loan B (3 month CME Term SOFR + 3.500%)	7.161	07-01-32		1,936,257	1,841,865
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Corpay Technologies Operating Company LLC, 2025 Term Loan B (B)	TBD	11-05-32		2,420,000	$2,412,450
CPI Holdco B LLC, 2025 Add-on Term Loan B (1 month CME Term SOFR + 2.000%)	5.673	05-19-31		2,408,589	2,380,625
DRW Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.173	06-26-31		3,419,268	3,350,883
EP Wealth Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	10-18-32		652,916	647,203
GIP Pilot Acquisition Partners LP, 2025 Term Loan B (3 month CME Term SOFR + 2.000%)	5.646	10-04-30		924,316	924,778
GTCR Everest Borrower LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.500%)	6.160	09-05-31		2,820,762	2,763,754
IMC Global Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.677	06-18-32		1,607,619	1,610,642
Insignia Financial, Ltd., Term Loan B (B)	TBD	11-25-32		1,827,285	1,799,876
ION Platform Finance Sarl, EUR Term Loan (3 month EURIBOR + 4.000%)	6.019	10-07-32	EUR	2,102,305	1,999,067
ION Platform Finance US, Inc., USD Term Loan (3 month CME Term SOFR + 3.750%)	7.422	10-07-32		2,257,083	1,847,287
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	5.673	12-15-31		3,891,429	3,763,556
Jump Financial LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 3.500%)	7.172	02-26-32		4,276,965	4,260,926
June Purchaser LLC, Term Loan (3 month CME Term SOFR + 2.750%)	6.422	11-28-31		2,530,175	2,509,099
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.673	03-22-31		2,107,939	2,070,059
Mariner Wealth Advisors LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.250%)	5.936	12-31-30		2,832,956	2,809,697
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.913	07-03-31		3,069,504	2,919,866
9	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	11-17-31	4,284,829	$4,168,325
Orion Advisor Solutions, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.421	09-24-30	2,939,972	2,822,373
Osaic Holdings, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.500%)	6.146	07-30-32	4,883,002	4,719,714
Pioneer AcquisitionCo LLC, 2025 Term Loan (3 month CME Term SOFR + 3.250%)	6.939	10-27-32	589,891	591,613
Speed Midco 3 Sarl, 2025 USD Term Loan (6 month CME Term SOFR + 2.500%)	6.288	10-07-32	1,952,718	1,947,836
Summit Acquisition, Inc., 2025 Add-on Term Loan (1 month CME Term SOFR + 3.500%)	7.173	10-16-31	1,834,757	1,813,346
Tegra118 Wealth Solutions, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.000%)	7.670	01-27-33	947,913	921,845
WEX, Inc., 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	03-05-32	1,740,803	1,724,700
Insurance 3.7%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.673	11-06-30	5,291,655	5,115,707
Alliant Holdings Intermediate LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	09-19-31	3,946,078	3,850,149
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month CME Term SOFR + 5.250%)	9.037	01-20-29	238,173	238,025
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	7.773	08-19-28	4,644,733	4,638,927
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	8.023	08-19-28	1,434,705	1,433,356
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2 (1 month CME Term SOFR + 2.500%)	6.160	05-26-31	2,890,262	2,830,057
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.500%)	6.173	06-13-31	3,507,605	3,349,412
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Cross Financial Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	10-31-31		2,643,621	$2,574,226
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.920	06-20-30		2,871,602	2,836,913
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	6.673	11-01-28		3,253,442	3,212,774
Ryan LLC, 2025 Term Loan (1 month CME Term SOFR + 3.500%)	7.173	11-05-32		3,805,316	3,668,972
Mortgage real estate investment trusts 0.6%
Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.917	06-13-30		1,596,168	1,594,668
Blackstone Mortgage Trust, Inc., 2025 Term Loan B4 (1 month CME Term SOFR + 2.500%)	6.173	05-09-29		945,865	944,096
Blackstone Mortgage Trust, Inc., 2026 Repriced Term Loan (1 month CME Term SOFR + 2.500%)	6.173	12-10-30		1,036,159	1,033,569
KREF Holdings X LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.160	03-05-32		2,044,534	2,013,866
Health care 12.3%					112,352,816
Biotechnology 0.5%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (1 month CME Term SOFR + 2.000%)	5.773	11-15-27		2,420,000	2,415,596
National Mentor Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 6.000%)	9.673	12-12-30		2,216,921	2,174,666
Health care equipment and supplies 1.9%
Argent Bidco SAS, 2026 EUR Term Loan B (B)	TBD	11-12-32	EUR	579,276	685,670
Bausch + Lomb Corp., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.750%)	7.423	01-15-31		3,387,280	3,385,586
Hanger, Inc., 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 3.500%)	7.173	10-23-31		153,301	153,620
Hanger, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.173	10-23-31		2,010,478	2,014,659
Hopper Merger Sub, Inc., 2026 Term Loan B (B)	TBD	01-14-33		4,764,449	4,704,894
11	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	10-23-30		2,601,687	$2,605,954
Medline Borrower LP, 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	10-23-28		460,641	461,139
WS Audiology A/S, 2025 USD Term Loan B (6 month CME Term SOFR + 3.500%)	7.198	02-28-29		3,319,794	3,311,495
Health care providers and services 5.8%
AHP Health Partners, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	09-20-32		2,628,572	2,627,258
Colosseum Dental Finance BV, 2025 EUR Term Loan B2A (3 month EURIBOR + 3.500%)	5.535	03-22-32	EUR	1,193,859	1,414,417
Concentra Health Services, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.000%)	5.673	07-26-31		788,244	791,200
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	7.787	11-30-28		3,819,489	3,265,663
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	7.917	03-30-29		2,090,878	1,944,517
Elsan SAS, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.582	06-16-31	EUR	1,726,330	1,939,126
Ensemble RCM LLC, 2026 Term Loan B (Prime rate + 2.000%)	8.750	02-09-33		3,260,254	3,132,550
Examworks Bidco, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	02-06-33		3,932,766	3,924,586
HomeVi SASU, 2025 EUR Term Loan B (3 month EURIBOR + 4.750%)	6.776	10-31-29	EUR	2,472,378	2,907,748
Lumexa Imaging, Inc., Term Loan B (3 month CME Term SOFR + 3.000%)	6.705	12-17-32		932,830	933,996
Mamba Purchaser, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.677	10-14-31		1,473,238	1,470,807
Palex Healthcare Group SL, 2024 EUR Term Loan B3 (1 month EURIBOR + 3.675%)	5.603	12-18-30	EUR	1,890,546	2,204,427
Precision Medicine Group LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.172	08-20-32		2,089,737	2,085,830
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Radnet Management, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.250%)	5.923	04-18-31		2,463,511	$2,460,037
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4 (3 month EURIBOR + 3.250%)	5.277	08-13-31	EUR	2,657,473	3,130,273
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	11-19-31		2,904,485	2,763,414
Select Medical Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.673	12-03-31		2,641,394	2,633,153
Sharp Services LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	09-29-32		2,183,283	2,186,012
Southern Veterinary Partners LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.176	12-04-31		3,898,179	3,888,200
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	7.672	09-27-30		3,588,491	3,469,318
Upstream Newco, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.250% and 1.500% PIK)	9.679	05-20-30		4,283,188	3,946,486
Health care technology 0.4%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.421	05-01-31		3,872,524	3,423,544
Life sciences tools and services 0.5%
Parexel International Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	12-12-31		4,800,608	4,740,600
Pharmaceuticals 3.2%
AI Sirona Luxembourg Acquisition Sarl, 2024 EUR Term Loan B (1 month EURIBOR + 4.000%)	5.928	09-29-28	EUR	797,372	940,800
AI Sirona Luxembourg Acquisition Sarl, 2025 EUR Term Loan B5 (1 month EURIBOR + 4.000%)	5.928	12-31-30	EUR	448,487	529,005
Althea Acquisition Bidco Sarl, 2025 EUR 1st Lien Term Loan B (B)	TBD	01-20-33	EUR	1,854,212	2,185,745
Amneal Pharmaceuticals LLC, 2026 Term Loan (1 month CME Term SOFR + 3.000%)	6.673	08-01-32		2,322,372	2,321,397
Bausch Health Companies, Inc., 2025 Term Loan B (1 month CME Term SOFR + 6.250%)	9.923	10-08-30		1,566,121	1,523,491
13	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Curium Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	08-04-31		4,787,355	$4,772,419
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.423	04-23-31		2,433,099	2,433,708
Financiere Mendel SASU, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.019	11-08-30	EUR	2,812,853	3,329,650
LSCS Holdings, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.172	03-04-32		2,581,197	2,245,641
MEH, Inc., Term Loan (1 month CME Term SOFR + 7.000%)	10.673	07-31-30		2,360,104	2,291,260
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	5.923	05-19-31		1,822,940	1,758,006
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	8.658	07-06-28		3,115,825	2,882,138
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.673	04-20-29		1,944,729	1,943,115
Industrials 12.6%					115,510,306
Aerospace and defense 1.8%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.500%)	6.172	10-31-30		2,729,798	2,728,815
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	5.904	08-06-29	EUR	594,803	700,183
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.750%)	7.791	08-03-29		2,231,364	2,232,056
Mahseer Holdings LLC, 2026 Term Loan B (B)	TBD	02-04-33		521,112	522,092
Signia Aerospace LLC, 2025 Term Loan (3 month CME Term SOFR + 2.750%)	6.423	12-11-31		2,672,638	2,670,419
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.173	02-28-31		4,597,143	4,595,994
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%)	6.173	01-19-32		832,218	831,561
Vantor Holdings, Inc., 1st Lien Term Loan (B)	TBD	03-03-33		2,585,040	2,546,265
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.7%
Apple Bidco LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.173	09-23-31	3,730,559	$3,730,559
Rand Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	03-18-30	515,239	514,981
Stonepeak Nile Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.917	04-09-32	2,421,620	2,416,438
Building products 1.6%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	8.184	05-17-28	3,242,983	2,577,361
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	05-13-29	739,111	740,220
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.010	04-12-28	457,888	334,423
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	9.285	08-01-28	1,426,209	1,026,871
Cornerstone Building Brands, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	8.160	05-15-31	1,782,891	1,147,736
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.500%)	9.167	12-22-28	1,397,854	1,387,371
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.922	12-22-31	3,186,447	3,190,877
MITER Brands Acquisition Holdco, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	6.423	03-28-31	2,437,750	2,417,639
MSOF Beacon LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.173	12-23-32	463,469	463,853
Tiger Acquisition LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.176	08-23-32	887,304	885,822
Wilsonart LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.250%)	7.922	08-05-31	492,267	447,348
Commercial services and supplies 1.5%
AEA International Holdings Luxembourg Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	6.422	09-07-28	2,399,235	2,390,238
Core & Main LP, 2024 Term Loan E (3 month CME Term SOFR + 2.000%)	5.690	02-09-31	2,199,226	2,201,975
15	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.273	03-03-32		2,424,324	$2,425,342
Pearls US FinCo LLC, 2026 Term Loan B (B)	TBD	02-26-29		517,522	428,896
Thevelia US LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	06-18-29		1,904,947	1,873,992
Verisure Holding AB, 2025 EUR Term Loan B (3 month EURIBOR + 2.250%)	4.281	11-03-32	EUR	943,467	1,116,618
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	6.537	03-24-28		3,260,460	3,259,939
Construction and engineering 1.3%
Azuria Water Solutions, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	05-17-28		1,666,693	1,651,593
Azuria Water Solutions, Inc., 2026 Term Loan B (B)	TBD	01-27-33		2,132,844	2,102,195
Construction Partners, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	11-03-31		1,097,017	1,101,130
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan (1 month CME Term SOFR + 3.250%)	6.923	07-09-32		470,977	470,096
Dycom Industries, Inc., 2026 Term Loan B (3 month CME Term SOFR + 1.750%)	5.420	01-27-33		200,986	201,740
Legence Holdings LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	12-16-31		2,355,543	2,352,598
Range Red Operating, Inc., First Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	11.761	10-01-29		825,496	750,451
Range Red Operating, Inc., Second Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	11.761	10-01-29		3,431,590	3,431,590
Electrical equipment 0.4%
Hobbs & Associates LLC, Term Loan B (B)	TBD	07-23-31		1,576,910	1,561,141
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	7.678	03-02-28		2,408,096	2,314,782
Machinery 1.6%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan (3 month CME Term SOFR + 2.750%)	6.422	06-23-30		4,871,998	4,877,308
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 month CME Term SOFR + 2.500% and 1 and 3 month CME Term SOFR + 2.750%)	6.170	07-01-31	1,445,973	$1,448,055
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	07-01-31	2,562,137	2,564,699
Columbus McKinnon Corp., 2026 Term Loan B (3 month CME Term SOFR + 3.500%)	7.160	02-03-33	1,139,862	1,135,588
Pro Mach Group, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	10-15-32	1,549,185	1,547,636
TK Elevator US Newco, Inc., 2025 USD Term Loan B (6 month CME Term SOFR + 2.750%)	6.377	04-30-30	2,831,430	2,830,155
Passenger airlines 0.7%
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.445	08-27-29	3,006,313	2,895,470
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 2.750%)	6.422	02-14-31	2,955,424	2,949,632
Professional services 2.5%
Amentum Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.673	09-29-31	2,644,481	2,634,564
CACI International, Inc., 2026 Incremental Term Loan B2 (B)	TBD	02-25-33	618,020	616,474
Citrin Cooperman Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	04-01-32	2,453,850	2,343,427
Creative Artists Agency LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	10-01-31	2,622,977	2,612,590
Dayforce Bidco LLC, 2026 Term Loan (3 month CME Term SOFR + 3.000%)	6.663	02-04-33	2,954,895	2,716,405
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	06-02-31	2,201,525	2,037,974
Heron Bidco LLC, Term Loan B (3 month CME Term SOFR + 4.000%)	7.738	12-10-32	1,690,743	1,680,886
HireRight Holdings Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.923	09-27-30	2,279,492	1,899,569
17	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	5.673	05-09-31	2,675,136	$2,650,231
TTF Lower Intermediate LLC, 2024 Term Loan (6 month CME Term SOFR + 3.750%)	7.376	07-18-31	3,030,736	2,212,437
XPLOR T1 LLC, 2025 Term Loan (3 month CME Term SOFR + 3.500%)	7.292	12-01-32	1,995,051	1,795,546
Trading companies and distributors 0.1%
Herc Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.410	06-02-32	607,172	607,931
Transportation infrastructure 0.4%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.673	10-31-31	2,681,368	2,688,072
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.673	10-31-31	1,019,907	1,022,457
Information technology 13.0%				119,631,435
Communications equipment 0.5%
Venga Finance Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.750%)	7.684	06-28-29	4,827,703	4,824,082
Electronic equipment, instruments and components 0.4%
C&D Technologies, Inc., 2025 Term Loan (1 month CME Term SOFR + 5.750%)	9.537	12-20-26	2,515,676	2,454,872
Project Aurora US Finco, Inc., USD Term Loan (3 month CME Term SOFR + 2.750%)	6.489	12-06-32	1,448,674	1,449,587
IT services 2.2%
Ahead DB Holdings LLC, 2024 Term Loan B4 (3 month CME Term SOFR + 2.500%)	6.172	02-03-31	2,340,000	2,273,450
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	7.287	11-06-28	3,439,600	1,761,075
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	7.772	10-01-27	3,616,223	3,421,851
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.537	06-28-28	2,636,942	2,381,159
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	18

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Starlight Parent LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	7.701	04-16-32		2,710,655	$2,320,998
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.923	04-16-31		2,398,645	2,287,707
Team.blue Finco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.922	07-12-32		1,882,514	1,600,137
Total Webhosting Solutions BV, 2025 EUR Term Loan (1 month EURIBOR + 4.000%)	5.928	11-04-31	EUR	2,514,863	2,632,299
Trio Bidco LLC, 2025 Term Loan B (3 month CME Term SOFR + 4.000%)	7.672	10-29-32		1,309,190	1,266,642
Semiconductors and semiconductor equipment 0.3%
Qnity Electronics, Inc., Term Loan B (6 month CME Term SOFR + 2.000%)	5.698	11-01-32		2,735,355	2,743,041
Software 9.6%
Access CIG LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.673	08-19-30		4,141,114	3,764,273
Azalea TopCo, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	04-30-31		2,667,959	2,662,410
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	8.167	08-15-29		726,080	479,213
BEP Intermediate Holdco LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	04-25-31		1,230,471	1,215,090
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.673	07-30-31		3,373,094	3,097,107
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%)	5.673	01-23-32		1,007,133	991,714
Cegid Group SASU, 2025 EUR Term Loan B3 (1 month EURIBOR + 2.750%)	4.678	01-31-30	EUR	677,389	742,918
Central Parent LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.922	07-06-29		2,774,814	1,734,259
Claudius Finance Sarl, 2025 EUR Term Loan B5 (1 month EURIBOR + 2.750%)	4.678	07-10-28	EUR	2,649,616	2,955,463
Clover Holdings 2 LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	7.660	12-09-31		3,269,756	3,061,309
19	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	7.537	10-16-28	3,124,823	$2,433,456
Darktrace Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.898	10-09-31	1,968,202	1,864,871
Dodge Construction Network LLC, 2024 2nd Out Term Loan B (3 month CME Term SOFR + 4.750%)	8.553	02-28-29	1,172,260	920,728
Dodge Data + Analytics LLC, 2024 Tranche A New Money Term Loan (3 month CME Term SOFR + 6.250%)	10.053	01-31-29	1,289,068	1,295,114
ECI Macola/Max Holding LLC, 2025 Term Loan (3 month CME Term SOFR + 2.750%)	6.422	05-09-30	2,419,560	2,340,489
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	10-08-29	2,447,337	2,362,561
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%)	6.173	05-30-31	4,304,957	4,169,222
Finastra USA, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 4.000%)	7.723	09-15-32	969,000	886,635
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	09-12-29	1,934,805	1,881,598
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	01-30-32	4,563,476	4,186,990
Icon Parent, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%)	6.411	11-13-31	2,760,326	2,607,928
Imagine Learning LLC, Term Loan (1 month CME Term SOFR + 3.500%)	7.173	12-21-29	1,392,469	1,268,539
Ivanti Security Holdings LLC, 2025 Newco Term Loan (3 month CME Term SOFR + 5.750%)	9.411	06-01-29	815,384	815,384
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.411	06-01-29	2,489,392	1,728,460
Marcel Bidco LLC, 2025 USD Repriced Term Loan (1 month CME Term SOFR + 2.750%)	6.660	11-12-30	1,962,390	1,910,878
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	03-01-29	2,536,302	2,200,242
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Mitchell International, Inc., 2026 Term Loan (1 month CME Term SOFR + 3.000%)	6.673	06-17-31	5,155,538	$4,739,898
Modena Buyer LLC, Term Loan (3 month CME Term SOFR + 4.250%)	7.917	07-01-31	3,068,728	2,694,988
Peraton Corp., Term Loan B (3 month CME Term SOFR + 3.750%)	7.517	02-01-28	4,672,947	3,988,080
Ping Identity Holding Corp., 2025 Term Loan (1 month CME Term SOFR + 2.750%)	6.410	11-15-32	1,511,595	1,475,694
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.922	10-26-30	3,358,427	2,724,524
Project Boost Purchaser LLC, 2025 Refinancing Term Loan (3 month CME Term SOFR + 2.750%)	6.422	07-16-31	1,769,536	1,683,271
Project Ruby Ultimate Parent Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.536	03-10-28	5,270,255	5,163,743
Proofpoint, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	6.672	08-31-28	2,425,443	2,318,190
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.922	06-28-30	404,261	358,782
Red Planet Borrower LLC, 2025 Term Loan B (1 month CME Term SOFR + 4.000%)	7.673	09-08-32	2,413,964	2,334,013
Sophos Holdings LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	7.287	03-05-27	2,084,363	1,933,893
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	6.167	02-10-31	2,528,514	2,388,181
VS Buyer LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.917	04-12-31	2,934,706	2,834,427
Materials 7.1%				64,664,358
Chemicals 2.8%
ASP Unifrax Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000% and 4.750% PIK)	11.750	09-28-29	5,294,677	3,044,439
Hyperion Refinance Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	02-15-31	1,616,423	1,532,369
21	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
INEOS U.S. Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.023	04-02-29		3,175,909	$2,569,851
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.250%)	7.923	10-07-31		297,750	226,787
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	8.537	02-18-28		3,704,780	2,381,655
Nouryon Finance BV, 2024 USD Term Loan B1 (6 month CME Term SOFR + 3.250%)	7.036	04-03-28		1,836,226	1,833,931
Olympus Water US Holding Corp., 2024 USD Term Loan (3 month CME Term SOFR + 3.000%)	6.672	06-20-31		1,883,093	1,844,263
PMHC II, Inc., 2026 1st Out Term Loan A (3 month CME Term SOFR + 6.250%)	9.916	04-30-30		1,427,804	1,410,855
PMHC II, Inc., 2026 2nd Out Term Loan B1 (3 month CME Term SOFR + 4.250%)	7.916	04-30-30		1,882,332	1,258,019
PMHC II, Inc., 2026 2nd Out Term Loan B2 (3 month CME Term SOFR + 5.500%)	9.166	04-30-30		71,421	47,138
PMHC II, Inc., 2026 3rd Out Term Loan C1 (3 month CME Term SOFR + 4.250%)	7.916	04-30-30		2,509,776	690,188
PMHC II, Inc., 2026 3rd Out Term Loan C2 (3 month CME Term SOFR + 5.500%)	9.166	04-30-30		880,859	251,045
Root Bidco Sarl, 2025 EUR Term Loan (3 month EURIBOR + 5.000%)	7.016	09-27-30	EUR	2,127,637	2,492,370
Secure Acquisition, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.750%)	7.422	12-16-28		1,374,308	1,375,174
Solstice Advanced Materials, Inc., Term Loan B (3 month CME Term SOFR + 1.750%)	5.417	10-29-32		746,245	748,110
Usalco LLC, 2025 Term Loan (1 month CME Term SOFR + 3.500%)	7.173	09-30-31		1,310,342	1,310,342
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	08-01-30		2,910,845	2,904,470
Construction materials 1.1%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	01-31-31		1,594,701	1,597,300
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	22

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Quikrete Holdings, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.250%)	5.923	03-19-29	2,555,510	$2,554,181
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	02-10-32	759,743	758,968
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.923	04-14-31	1,628,513	1,626,689
White Cap Supply Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	6.923	10-19-29	905,820	894,307
White Cap Supply Holdings LLC, 2026 Incremental Term Loan B (3 month CME Term SOFR + 3.500%)	7.173	02-10-33	2,022,956	1,998,943
Containers and packaging 3.2%
Altium Packaging LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	06-11-31	3,449,852	3,323,346
Balcan Innovations, Inc., Term Loan B (1 and 3 month CME Term SOFR + 4.750%)	8.417	10-18-31	2,652,318	1,785,885
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.175%)	6.848	04-13-29	1,864,789	1,848,043
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	7.988	05-05-29	1,439,022	1,429,669
Graham Packaging Company, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	01-26-33	734,008	732,210
LTI Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	7.423	07-29-29	2,869,268	2,868,981
Owens-Illinois Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	09-30-32	2,890,000	2,890,000
Plastipak Packaging, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	09-24-32	1,932,157	1,928,235
Proampac PG Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 4.000%)	7.663	09-15-28	3,945,861	3,886,673
Technimark Holdings LLC, 2024 Term Loan (1 month CME Term SOFR + 3.250%)	6.926	04-14-31	2,406,939	2,390,403
Trident TPI Holdings, Inc., 2024 Term Loan B7 (3 month CME Term SOFR + 3.750%)	7.422	09-15-28	1,399,881	1,349,429
23	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Trivium Packaging Finance BV, EUR Repriced Term Loan (3 month EURIBOR + 3.750%)	5.776	05-28-30	EUR	2,269,310	$2,679,030
Valcour Packaging LLC, 2024 New Money Term Loan A1 (1 month CME Term SOFR + 5.250%)	8.916	10-04-28		337,174	335,279
Valcour Packaging LLC, 2024 Second Out Term Loan (1 month CME Term SOFR + 1.500% and 2.250% PIK)	7.532	10-04-28		2,498,803	1,865,781
Utilities 1.0%					8,822,843
Electric utilities 0.1%
Cornerstone Generation LLC, Term Loan B (B)	TBD	08-11-32		848,708	849,769
Independent power and renewable electricity producers 0.6%
Alpha Generation LLC, Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	09-30-31		1,691,240	1,684,373
Bayonne Energy Center LLC, Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	10-01-32		1,051,327	1,053,955
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 2.500%)	6.153	05-17-30		1,671,782	1,675,360
Talen Energy Supply LLC, 2024-1 Incremental Term Loan (3 month CME Term SOFR + 2.500%)	6.153	12-15-31		854,875	856,372
Talen Energy Supply LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.000%)	5.672	11-25-32		410,475	411,193
Multi-utilities 0.3%

WEC US Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%)	5.671	01-27-31		2,299,409	2,291,821
Corporate bonds 5.8%					$53,545,641
(Cost $62,747,338)
Communication services 1.0%					8,892,965
Diversified telecommunication services 0.2%
Iliad Holding SAS (E)	7.000	10-15-28		2,017,000	2,042,418
Media 0.8%
Sirius XM Radio LLC (E)	4.125	07-01-30		2,470,000	2,328,173
Tele Columbus AG (0.000% Cash and 10.000% PIK) (D)	10.000	01-01-29	EUR	1,940,250	1,423,379
United Group BV (3 month EURIBOR + 3.250%) (E)(F)	5.234	01-31-33	EUR	2,628,000	3,098,995
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	24

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 1.2%					$11,407,937
Automobile components 0.1%
Tenneco, Inc. (E)	8.000	11-17-28		697,000	697,003
Diversified consumer services 0.2%
Multiversity SpA (3 month EURIBOR + 4.250%) (E)(F)	6.276	05-17-31	EUR	1,049,000	1,232,149
Multiversity SpA (E)	7.125	05-17-31	EUR	961,000	1,177,754
Hotels, restaurants and leisure 0.4%
Boyd Gaming Corp. (E)	4.750	06-15-31		1,202,000	1,175,841
Hilton Domestic Operating Company, Inc. (E)	5.500	03-31-34		1,167,000	1,179,455
Sabre GLBL, Inc. (E)(G)	11.125	07-15-30		1,671,000	1,211,475
Wyndham Hotels & Resorts, Inc. (E)	5.625	03-01-33		426,000	428,675
Specialty retail 0.5%
Global Auto Holdings, Ltd. (E)(G)	8.750	01-15-32		2,733,000	2,530,975
Global Auto Holdings, Ltd. (E)	11.500	08-15-29		231,000	236,014
Group 1 Automotive, Inc. (E)	4.000	08-15-28		372,000	365,109
Lithia Motors, Inc. (E)	3.875	06-01-29		1,214,000	1,173,487
Consumer staples 0.6%					5,305,682
Food products 0.6%
Irca SpA (3 month EURIBOR + 3.750%) (E)(F)	5.850	12-15-29	EUR	1,614,000	1,920,353
Nexture SpA (3 month EURIBOR + 3.125%) (E)(F)	5.145	07-30-32	EUR	1,377,000	1,629,343
Post Holdings, Inc. (E)	6.250	02-15-32		1,707,000	1,755,986
Financials 0.4%					3,431,983
Financial services 0.1%
Midcap Financial Issuer Trust (E)	5.625	01-15-30		439,000	426,521
Mortgage real estate investment trusts 0.3%
Apollo Commercial Real Estate Finance, Inc. (E)(G)	4.625	06-15-29		2,230,000	2,218,803
Blackstone Mortgage Trust, Inc. (E)	7.750	12-01-29		738,000	786,659
Health care 1.2%					10,762,538
Biotechnology 0.4%
National Mentor Holdings, Inc. (E)	10.500	12-15-30		3,471,000	3,458,203
Health care providers and services 0.6%
Cidron Atrium SE (3 month EURIBOR + 3.625%) (E)(F)	5.647	02-15-33	EUR	1,051,000	1,242,700
US Acute Care Solutions LLC (E)	9.750	05-15-29		4,332,000	4,333,352
Pharmaceuticals 0.2%
Amneal Pharmaceuticals LLC (E)	6.875	08-01-32		435,000	457,328
Bausch Health Companies, Inc. (E)	10.000	04-15-32		374,000	386,766
Cheplapharm Arzneimittel GmbH (E)	6.750	02-15-32	EUR	738,000	884,189
25	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials 0.3%					$2,509,889
Air freight and logistics 0.2%
Rand Parent LLC (E)(G)	8.500	02-15-30		1,590,000	1,658,562
Commercial services and supplies 0.0%
GFL Environmental Holdings US, Inc. (E)	5.500	02-01-34		344,000	345,237
Passenger airlines 0.1%
JetBlue Airways Corp. (E)(G)	9.875	09-20-31		498,000	506,090
Information technology 0.3%					2,803,397
Software 0.3%
TeamSystem SpA (3 month EURIBOR + 3.500%) (E)(F)	5.516	07-31-31	EUR	2,514,000	2,803,397
Materials 0.6%					5,682,303
Chemicals 0.1%
ASP Unifrax Holdings, Inc. (5.850% Cash and 1.250% PIK) (E)	7.100	09-30-29		2,931,919	205,234
INEOS Quattro Finance 2 PLC (E)(G)	9.625	03-15-29		1,295,000	1,110,463
Construction materials 0.3%
JH North America Holdings, Inc. (E)	5.875	01-31-31		528,000	539,253
Standard Building Solutions, Inc. (E)	6.250	08-01-33		1,151,000	1,172,468
Standard Industries, Inc. (E)	3.375	01-15-31		1,274,000	1,176,191
Containers and packaging 0.2%
Reno de Medici SpA (3 month EURIBOR + 5.000%) (F)	7.100	04-15-29	EUR	3,269,000	1,179,660
Trivium Packaging Finance BV (E)	8.250	07-15-30		250,000	267,826
Metals and mining 0.0%
Midwest Vanadium Proprietary, Ltd. (D)(E)	11.500	02-15-18		5,663,972	31,208
Real estate 0.0%					392,845
Hotel and resort REITs 0.0%
RHP Hotel Properties LP (E)	5.750	03-15-34		390,000	392,845
Utilities 0.2%					2,356,102
Electric utilities 0.1%
NRG Energy, Inc. (E)	3.625	02-15-31		1,253,000	1,182,740
Independent power and renewable electricity producers 0.1%

Vistra Operations Company LLC (E)	4.375	05-01-29		1,186,000	1,173,362
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	26

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 5.7%				$51,949,751
(Cost $52,009,889)
Asset-backed securities 5.7%				51,949,751
37 Capital CLO 3, Ltd. Series 2023-1A, Class D1R (3 month CME Term SOFR + 3.900%) (E)(F)	7.572	07-15-38	650,000	650,747
Allegro CLO XII, Ltd. Series 2020-1A, Class D1R (3 month CME Term SOFR + 3.500%) (E)(F)	7.170	07-21-37	350,000	341,494
AMMC CLO, Ltd. Series 2025-33A, Class D1 (3 month CME Term SOFR + 2.900%) (E)(F)	6.559	01-20-39	300,000	302,812
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (E)(F)	6.684	01-15-31	4,900,000	4,912,833
Atlas Senior Loan Fund XI, Ltd. Series 2018-11A, Class D (3 month CME Term SOFR + 3.312%) (E)(F)	6.980	07-26-31	1,250,000	1,254,348
Atlas Senior Loan Fund XVIII, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (E)(F)	7.599	01-18-35	450,000	424,575
Babson CLO, Ltd. Series 2020-1A, Class D1R2 (3 month CME Term SOFR + 2.750%) (E)(F)	6.422	01-15-38	550,000	532,813
Battery Park CLO, Ltd. Series 2019-1A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	7.422	07-15-36	250,000	249,979
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (E)(F)	6.678	01-30-31	750,000	753,759
CarVal CLO III, Ltd. Series 2019-2A, Class DR2 (3 month CME Term SOFR + 2.500%) (E)(F)	6.168	07-20-32	450,000	447,780
CBAMR, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (E)(F)	7.822	07-15-37	1,100,000	1,100,600
Cedar Funding VII CLO, Ltd. Series 2018-7A, Class D2R2 (3 month CME Term SOFR + 4.000%) (E)(F)	7.835	10-20-38	1,050,000	1,033,028
27	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Columbia Cent CLO XXXV, Ltd. Series 2025-35A, Class D1A (3 month CME Term SOFR + 3.500%) (E)(F)	7.168	07-25-36	150,000	$150,427
Crown Point CLO, Ltd. Series 2018-7A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	7.429	10-20-31	250,000	250,889
Fortress Credit BSL IX, Ltd. Series 2020-1A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	7.268	10-20-33	1,400,000	1,394,147
Green Lakes Park CLO LLC Series 2025-1A, Class D1RR (3 month CME Term SOFR + 2.500%) (E)(F)	6.168	01-25-38	400,000	381,000
Halseypoint CLO, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	7.428	01-30-35	3,150,000	3,067,684
Hayfin US XIV, Ltd. Series 2021-14A, Class D1R (3 month CME Term SOFR + 3.050%) (E)(F)	6.718	03-20-38	3,000,000	2,941,470
Jamestown CLO IX, Ltd. Series 2016-9A, Class CR3 (3 month CME Term SOFR + 3.250%) (E)(F)	6.918	07-25-34	3,450,000	3,450,876
Jamestown CLO XVI, Ltd. Series 2021-16A, Class DR (3 month CME Term SOFR + 3.050%) (E)(F)	6.718	07-25-34	3,100,000	3,066,917
Kings Park CLO, Ltd. Series 2021-1A, Class D1R (3 month CME Term SOFR + 2.850%) (E)(F)	6.520	01-21-39	550,000	529,375
Neuberger Berman Loan Advisers CLO, Ltd. Series 2022-47A, Class DR (3 month CME Term SOFR + 2.800%) (E)(F)	6.467	04-16-35	300,000	300,525
Northwoods Capital XV, Ltd.
Series 2017-15A, Class D1R3 (3 month CME Term SOFR + 3.000%) (E)(F)	6.737	03-20-38	550,000	555,627
Series 2017-15A, Class D2R3 (3 month CME Term SOFR + 4.000%) (E)(F)	7.737	03-20-38	2,200,000	2,183,001
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (E)(F)	6.781	04-22-31	1,350,000	1,351,841
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	28

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
OZLM XIV, Ltd. Series 2015-14A, Class B2R3 (3 month CME Term SOFR + 2.700%) (E)(F)	6.372	01-15-38	1,000,000	$999,266
Parallel, Ltd. Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (E)(F)	7.329	07-20-34	1,350,000	1,350,373
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A, Class CR (3 month CME Term SOFR + 3.150%) (E)(F)	6.818	01-20-34	550,000	550,584
Rockford Tower CLO, Ltd. Series 2018-1A, Class D (3 month CME Term SOFR + 3.262%) (E)(F)	6.917	05-20-31	600,000	600,871
Romark CLO V, Ltd. Series 2021-5A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	7.422	01-15-35	1,850,000	1,844,293
Sculptor CLO XXVIII, Ltd. Series 28A, Class D1R (3 month CME Term SOFR + 2.850%) (E)(F)	6.518	01-20-35	850,000	844,722
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DRR (3 month CME Term SOFR + 3.000%) (E)(F)	6.668	07-20-34	2,950,000	2,959,791
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	7.580	01-25-32	1,550,000	1,515,804
TCW CLO, Ltd. Series 2020-1A, Class DR3 (3 month CME Term SOFR + 3.400%) (E)(F)	7.068	04-20-34	150,000	147,253
THL Credit Wind River CLO, Ltd.
Series 2019-3A, Class D1R3 (3 month CME Term SOFR + 2.600%) (E)(F)	6.392	01-15-38	250,000	250,365
Series 2019-3A, Class D2R3 (3 month CME Term SOFR + 3.250%) (E)(F)	7.042	01-15-38	1,550,000	1,503,581
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	7.272	01-15-35	1,400,000	1,376,638
Venture CLO, Ltd.
Series 2018-31A, Class D (3 month CME Term SOFR + 3.082%) (E)(F)	6.749	04-20-31	450,000	427,109
Series 2019-37A, Class D (3 month CME Term SOFR + 4.162%) (E)(F)	7.834	07-15-32	2,200,000	2,127,180
29	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2024-50A, Class D1 (3 month CME Term SOFR + 3.860%) (E)(F)	7.528	10-20-37	1,250,000	$1,250,875
Wellfleet CLO, Ltd.
Series 2020-1A, Class CRR (3 month CME Term SOFR + 3.100%) (E)(F)	6.772	04-15-33	400,000	397,333
Series 2021-2A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	7.422	07-15-34	2,200,000	2,175,166

	Shares	Value
Common stocks 1.3%		$11,842,768
(Cost $11,182,153)
Communication services 0.1%		1,204,582
Entertainment 0.0%
Technicolor Group SAS (C)(H)	128,309,192	59,128
Media 0.1%
Altice France Lux 3 (H)	8,232	151,254
DMS Topco LLC (C)(H)	12,699	772,353
New Insight Holdings, Inc. (H)	47,967	221,847
Health care 0.5%		4,416,828
Health care providers and services 0.3%
GenesisCare Cayman Holdings (C)(H)	24,857	2,080,282
GenesisCare USA Holdings, Inc. (C)(H)	24,857	157,593
Pharmaceuticals 0.2%
Kennova Therpeutics, Inc. (H)	22,096	1,995,269
Par Health, Inc. (H)	22,096	183,684
Industrials 0.7%		6,221,358
Construction and engineering 0.7%

Range Red Operating, Inc., Class A1 (C)(H)	2,247	6,221,358
Exchange-traded funds 1.5%		$14,067,471
(Cost $14,234,538)
Invesco Senior Loan ETF (G)	696,065	14,067,471
Warrants 0.0%		$0
(Cost $0)
Carnelian Point Holdings LP (Expiration Date: 6-30-27; Strike Price: $10.00) (C)(H)	6,919	0
GenesisCare Cayman Holdings (C)(H)(I)	1,363	0
New Insight Holdings, Inc. (C)(H)(I)	3,597	0

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	30

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Cyxtera DC Holdings, Inc. (C)(H)	7,109,466	0
Cyxtera DC Holdings, Inc. (C)(H)	1,102,564	0
Endo Luxembourg Holding Company (C)(H)	4,559,366	0
Magellan Health, Inc. (C)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 7.1%			$64,717,387
(Cost $64,718,575)
Short-term funds 7.1%			64,717,387
John Hancock Collateral Trust (J)	3.5447(K)	2,108,347	21,089,791
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6191(K)	43,627,596	43,627,596

Total investments (Cost $989,236,434) 103.4%			$947,631,063
Other assets and liabilities, net (3.4%)			(31,024,822)
Total net assets 100.0%			$916,606,241

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing - Issuer is in default.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $102,892,353 or 11.2% of the fund’s net assets as of 2-28-26.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 2-28-26.
(H)	Non-income producing security.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
31	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(K)	The rate shown is the annualized seven-day yield as of 2-28-26.
The fund had the following country composition as a percentage of net assets on 2-28-26:
United States	75.8%
Cayman Islands	5.6%
Luxembourg	4.8%
Canada	2.5%
France	2.4%
United Kingdom	1.9%
Netherlands	1.9%
Italy	1.1%
Other countries	4.0%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	32

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	3,470,000	USD	4,091,757	MSB	4/14/2026	$16,669	—
USD	24,131,105	EUR	20,380,000	MSCS	4/14/2026	1,501	—
USD	7,450,384	EUR	6,200,000	MSCS	4/27/2026	105,182	—
USD	1,046,011	EUR	874,000	MSCS	5/4/2026	10,233	—
USD	38,288,907	EUR	31,990,000	MSCS	5/8/2026	370,449	—
USD	1,452,062	EUR	1,250,000	MSCS	5/27/2026	—	$(30,904)
USD	1,280,070	EUR	1,080,000	MSCS	6/17/2026	—	(2,421)
USD	1,560,228	EUR	1,380,000	MSCS	9/9/2026	—	(84,523)
USD	4,796,820	EUR	4,230,000	MSCS	9/10/2026	—	(244,890)
USD	8,806,194	EUR	8,010,000	MSCS	12/4/2026	—	(771,644)
USD	2,639,393	EUR	2,401,000	MSCS	12/14/2026	—	(232,575)
USD	638,200	GBP	500,000	MSCS	4/7/2026	—	(35,689)
						$504,034	$(1,402,646)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
MSB	Morgan Stanley Bank N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $990,217,936. Net unrealized depreciation aggregated to $43,485,485, of which $8,977,890 related to gross unrealized appreciation and $52,463,375 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
33	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $968,145,455) including $20,581,298 of securities loaned	$926,541,272
Affiliated investments, at value (Cost $21,090,979)	21,089,791
Total investments, at value (Cost $989,236,434)	947,631,063
Unrealized appreciation on forward foreign currency contracts	504,034
Cash	739,204
Foreign currency, at value (Cost $8,036,773)	8,053,607
Collateral segregated at custodian for OTC derivative contracts	635,606
Interest receivable	5,960,719
Receivable for fund shares sold	799,947
Receivable for investments sold	7,335,175
Receivable for securities lending income	2,072
Receivable from affiliates	4,446
Other assets	108,200
Total assets	971,774,073
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,402,646
Distributions payable	23,550
Payable for collateral on OTC derivatives	19,153
Payable for investments purchased	31,169,508
Payable for fund shares repurchased	1,275,015
Payable upon return of securities loaned	21,089,025
Payable to affiliates
Accounting and legal services fees	26,933
Transfer agent fees	23,670
Trustees’ fees	2,120
Other liabilities and accrued expenses	136,212
Total liabilities	55,167,832
Net assets	$916,606,241
Net assets consist of
Paid-in capital	$1,501,393,505
Total distributable earnings (loss)	(584,787,264)
Net assets	$916,606,241
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	34

STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($101,884,619 ÷ 13,892,207 shares)[1]	$7.33
Class C ($7,931,036 ÷ 1,077,044 shares)[1]	$7.36
Class I ($167,107,903 ÷ 22,809,673 shares)	$7.33
Class R6 ($66,001,287 ÷ 8,994,185 shares)	$7.34
Class 1 ($16,084,635 ÷ 2,195,824 shares)	$7.33
Class NAV ($557,596,761 ÷ 76,020,436 shares)	$7.33
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$7.52

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
35	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Interest	$34,294,585
Dividends	1,605,371
Securities lending	108,022
Other income	44
Total investment income	36,008,022
Expenses
Investment management fees	3,225,296
Distribution and service fees	183,468
Line of credit fees	144,112
Accounting and legal services fees	85,166
Transfer agent fees	162,496
Trustees’ fees	10,994
Custodian fees	66,227
State registration fees	36,328
Printing and postage	22,049
Professional fees	66,521
Other	29,059
Total expenses	4,031,716
Less expense reductions	(495,619)
Net expenses	3,536,097
Net investment income	32,471,925
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,597,551)
Affiliated investments	447
Forward foreign currency contracts	(1,567,686)
(3,164,790)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(30,150,527)
Affiliated investments	(1,431)
Forward foreign currency contracts	1,492,552
(28,659,406)
Net realized and unrealized loss	(31,824,196)
Increase in net assets from operations	$647,729
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	36

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$32,471,925	$80,200,857
Net realized loss	(3,164,790)	(28,028,399)
Change in net unrealized appreciation (depreciation)	(28,659,406)	10,713,727
Increase in net assets resulting from operations	647,729	62,886,185
Distributions to shareholders
From earnings
Class A	(3,310,765)	(8,278,545)
Class C	(240,866)	(710,066)
Class I	(5,697,943)	(17,732,756)
Class R6	(2,040,982)	(4,689,590)
Class 1	(506,497)	(1,173,837)
Class NAV	(18,603,024)	(43,701,721)
Total distributions	(30,400,077)	(76,286,515)
From fund share transactions	(44,009,539)	(93,406,310)
Total decrease	(73,761,887)	(106,806,640)
Net assets
Beginning of period	990,368,128	1,097,174,768
End of period	$916,606,241	$990,368,128
37	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.57	$7.65	$7.67	$7.75	$8.30	$7.89
Net investment income[2]	0.24	0.56	0.70	0.63	0.34	0.30
Net realized and unrealized gain (loss) on investments	(0.25)	(0.10)	(0.05)	(0.02)	(0.51)	0.36
Total from investment operations	(0.01)	0.46	0.65	0.61	(0.17)	0.66
Less distributions
From net investment income	(0.23)	(0.54)	(0.67)	(0.69)	(0.38)	(0.25)
Net asset value, end of period	$7.33	$7.57	$7.65	$7.67	$7.75	$8.30
Total return (%)[3,4]	(0.44)[5]	6.43	8.89	8.52	(2.05)	8.41
Ratios and supplemental data
Net assets, end of period (in millions)	$102	$114	$122	$132	$148	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.14	1.15	1.16[7]	1.10	1.12
Expenses including reductions	1.02[6]	1.00	1.00	1.02[7]	1.01	1.00
Net investment income	6.57[6]	7.42	9.08	8.31	4.18	3.71
Portfolio turnover (%)	18	48	51	28	52	59

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	38

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.60	$7.68	$7.70	$7.78	$8.33	$7.92
Net investment income[2]	0.22	0.51	0.64	0.57	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.26)	(0.11)	(0.04)	(0.01)	(0.50)	0.34
Total from investment operations	(0.04)	0.40	0.60	0.56	(0.23)	0.59
Less distributions
From net investment income	(0.20)	(0.48)	(0.62)	(0.64)	(0.32)	(0.18)
Net asset value, end of period	$7.36	$7.60	$7.68	$7.70	$7.78	$8.33
Total return (%)[3,4]	(0.79)[5]	5.65	8.08	7.71	(2.76)	7.58
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$10	$12	$13	$19	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.89	1.90	1.91[7]	1.85	1.87
Expenses including reductions	1.77[6]	1.75	1.75	1.77[7]	1.76	1.75
Net investment income	5.82[6]	6.66	8.33	7.51	3.37	3.00
Portfolio turnover (%)	18	48	51	28	52	59

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
39	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.56	$7.64	$7.66	$7.74	$8.29	$7.89
Net investment income[2]	0.25	0.58	0.71	0.64	0.35	0.31
Net realized and unrealized gain (loss) on investments	(0.24)	(0.11)	(0.04)	(0.01)	(0.50)	0.35
Total from investment operations	0.01	0.47	0.67	0.63	(0.15)	0.66
Less distributions
From net investment income	(0.24)	(0.55)	(0.69)	(0.71)	(0.40)	(0.26)
Net asset value, end of period	$7.33	$7.56	$7.64	$7.66	$7.74	$8.29
Total return (%)[3]	(0.19)[4]	6.67	9.13	8.77	(1.83)	8.52
Ratios and supplemental data
Net assets, end of period (in millions)	$167	$202	$263	$275	$454	$252
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.89	0.90	0.90[6]	0.85	0.87
Expenses including reductions	0.78[5]	0.78	0.77	0.79[6]	0.78	0.77
Net investment income	6.80[5]	7.65	9.27	8.43	4.42	3.84
Portfolio turnover (%)	18	48	51	28	52	59

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	40

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.57	$7.66	$7.67	$7.75	$8.30	$7.89
Net investment income[2]	0.26	0.59	0.72	0.63	0.37	0.32
Net realized and unrealized gain (loss) on investments	(0.25)	(0.12)	(0.03)	0.01	(0.51)	0.36
Total from investment operations	0.01	0.47	0.69	0.64	(0.14)	0.68
Less distributions
From net investment income	(0.24)	(0.56)	(0.70)	(0.72)	(0.41)	(0.27)
Net asset value, end of period	$7.34	$7.57	$7.66	$7.67	$7.75	$8.30
Total return (%)[3]	(0.13)[4]	6.65	9.39	8.89	(1.71)	8.77
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$63	$66	$82	$505	$342
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.78	0.79	0.80[6]	0.74	0.77
Expenses including reductions	0.68[5]	0.66	0.66	0.68[6]	0.66	0.66
Net investment income	6.91[5]	7.75	9.44	8.32	4.57	3.93
Portfolio turnover (%)	18	48	51	28	52	59

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
41	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.56	$7.64	$7.66	$7.74	$8.29	$7.88
Net investment income[2]	0.26	0.59	0.72	0.65	0.36	0.33
Net realized and unrealized gain (loss) on investments	(0.25)	(0.11)	(0.04)	(0.01)	(0.50)	0.35
Total from investment operations	0.01	0.48	0.68	0.64	(0.14)	0.68
Less distributions
From net investment income	(0.24)	(0.56)	(0.70)	(0.72)	(0.41)	(0.27)
Net asset value, end of period	$7.33	$7.56	$7.64	$7.66	$7.74	$8.29
Total return (%)[3]	(0.16)[4]	6.75	9.21	8.85	(1.76)	8.74
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$16	$17	$15	$16	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.83	0.84	0.84[6]	0.78	0.81
Expenses including reductions	0.71[5]	0.70	0.70	0.72[6]	0.70	0.70
Net investment income	6.88[5]	7.72	9.37	8.63	4.46	4.04
Portfolio turnover (%)	18	48	51	28	52	59

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	42

CLASS NAV SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.57	$7.65	$7.67	$7.75	$8.30	$7.89
Net investment income[2]	0.26	0.59	0.72	0.65	0.36	0.33
Net realized and unrealized gain (loss) on investments	(0.26)	(0.11)	(0.04)	(0.01)	(0.50)	0.35
Total from investment operations	—	0.48	0.68	0.64	(0.14)	0.68
Less distributions
From net investment income	(0.24)	(0.56)	(0.70)	(0.72)	(0.41)	(0.27)
Net asset value, end of period	$7.33	$7.57	$7.65	$7.67	$7.75	$8.30
Total return (%)[3]	(0.27)[4]	6.79	9.26	8.89	(1.72)	8.78
Ratios and supplemental data
Net assets, end of period (in millions)	$558	$586	$618	$468	$749	$1,001
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.78	0.79	0.79[6]	0.73	0.76
Expenses including reductions	0.68[5]	0.66	0.66	0.68[6]	0.67	0.66
Net investment income	6.92[5]	7.76	9.35	8.59	4.42	4.03
Portfolio turnover (%)	18	48	51	28	52	59

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
43	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
| JOHN HANCOCK Floating Rate Income Fund	44

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$751,508,045	—	$746,701,222	$4,806,823
Corporate bonds	53,545,641	—	53,545,641	—
Asset-backed securities	51,949,751	—	51,949,751	—
Common stocks	11,842,768	—	2,552,054	9,290,714
Exchange-traded funds	14,067,471	$14,067,471	—	—
Warrants	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	64,717,387	64,717,387	—	—
Total investments in securities	$947,631,063	$78,784,858	$854,748,668	$14,097,537
Derivatives:
Assets
Forward foreign currency contracts	$504,034	—	$504,034	—
Liabilities
Forward foreign currency contracts	(1,402,646)	—	(1,402,646)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
45	JOHN HANCOCK Floating Rate Income Fund |

	Term loans	Common stocks	Preferred securities	Warrants	Escrow certificates	Total
Balance as of 8-31-25	$4,783,419	$7,116,773	$128,922	—	—	$12,029,114
Purchases	272,426	—	—	—	—	272,426
Sales	(17,433)	(177,976)	(438,286)	—	—	(633,695)
Realized gain (loss)	—	—	309,364	—	—	309,364
Transfers into level 3	565,080	—	—	—	—	565,080
Net amortization of (premium) discount	12,376	—	—	—	—	12,376
Change in unrealized appreciation (depreciation)	(809,045)	2,351,917	—	—	—	1,542,872
Balance as of 2-28-26	$4,806,823	$9,290,714	—	—	—	$14,097,537
Change in unrealized appreciation (depreciation) at period end[1]	$(809,045)	$2,351,917	—	—	—	$1,542,872

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 2-28-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Term loans	$4,802,243	Transactions Indicative of value	Prior/recent transactions	$90.91 - $100	$98.58
	4,580	Market Comparable	Vendor Price	N/A	N/A
	$4,806,823

Common stock	$59,128	Value at time of corporate action	Market value equivalent of positions at time of corporate action	0.00039 EUR	0.00039 EUR
	2,080,282	Market Comparable	EV to revenue multiple Equity holdback Discount	9.4x 6.2% 15%	9.4x 6.2% 15%
	6,221,358	Market Comparable	EV to revenue multiple Discount	10.41x 19%	10.41x 19%
	157,593	Exit Value	Estimated exit value	$6.34	$6.34
	772,353	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$60.82	$60.82
	$9,290,714

Total	$14,097,537

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of August 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Estimated exit value	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Market value equivalent of positions at time of corporate action	Increase	Decrease
Prior/recent transactions	Increase	Decrease
| JOHN HANCOCK Floating Rate Income Fund	46

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Vendor price of pre-restructuring position	Increase	Decrease
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 28, 2026, the fund had $1,607,639 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
47	JOHN HANCOCK Floating Rate Income Fund |

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2026, the fund loaned securities valued at $20,581,298 and received $21,089,025 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Subject to the needs of all
| JOHN HANCOCK Floating Rate Income Fund	48

other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($200 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Line of credit fees on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026, were $144,112.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $71,431,898 and a long-term capital loss carryforward of $467,699,196 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of
49	JOHN HANCOCK Floating Rate Income Fund |

the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2026, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $96.2 million to $122.7 million, as measured at each quarter end.
| JOHN HANCOCK Floating Rate Income Fund	50

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$504,034	$(1,402,646)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(1,567,686)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$1,492,552
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next
51	JOHN HANCOCK Floating Rate Income Fund |

$1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit) (Subadvisor). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.65% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, brokerage commissions, prime brokerage fees, borrowing costs, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other class level expenses. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2026, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceeded 0.64% of average net assets of the fund.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6 and Class 1 shares exceed 0.99%, 1.74%, 0.76%, 0.65% and 0.69%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class 1 shares” means all expenses of the fund attributable to the applicable class plus class specific expenses, excluding interest expense, acquired fund fees, brokerage commissions, prime brokerage fees, borrowing costs, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2026, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6 and Class 1 shares exceeded 0.98%, 1.73%, 0.75%, 0.64% and 0.68%, respectively, of average net assets attributable to the applicable class.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$64,875
Class C	5,360
Class I	90,936
Class R6	33,666
Class	Expense reduction
Class 1	$8,826
Class NAV	291,956
Total	$495,619

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.58% of the fund’s average daily net assets.
| JOHN HANCOCK Floating Rate Income Fund	52

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,190 for the six months ended February 28, 2026. Of this amount, $782 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,408 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 0.50% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $2,204 and $1,703 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$134,840	$58,673
Class C	44,697	4,860
Class I	—	97,331
Class R6	—	1,632
Class 1	3,931	—
53	JOHN HANCOCK Floating Rate Income Fund |

Class	Distribution and service fees	Transfer agent fees
Total	$183,468	$162,496
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	805,129	$6,039,610	2,346,202	$17,882,852
Distributions reinvested	424,232	3,174,224	1,042,022	7,939,853
Repurchased	(2,378,336)	(17,824,005)	(4,301,650)	(32,732,001)
Net decrease	(1,148,975)	$(8,610,171)	(913,426)	$(6,909,296)
Class C shares
Sold	11,429	$86,261	248,862	$1,905,741
Distributions reinvested	31,775	238,846	91,539	700,227
Repurchased	(281,130)	(2,118,058)	(557,228)	(4,259,622)
Net decrease	(237,926)	$(1,792,951)	(216,827)	$(1,653,654)
Class I shares
Sold	2,674,268	$20,019,477	17,014,565	$129,748,634
Distributions reinvested	758,663	5,673,830	2,285,684	17,404,237
Repurchased	(7,370,841)	(55,368,140)	(26,916,238)	(202,781,433)
Net decrease	(3,937,910)	$(29,674,833)	(7,615,989)	$(55,628,562)
Class R6 shares
Sold	1,256,951	$9,406,401	1,008,785	$7,707,461
Distributions reinvested	272,645	2,040,266	615,076	4,689,204
Repurchased	(812,201)	(6,087,500)	(1,959,308)	(14,940,673)
Net increase (decrease)	717,395	$5,359,167	(335,447)	$(2,544,008)
Class 1 shares
Sold	282,513	$2,121,412	678,271	$5,178,383
Distributions reinvested	67,780	506,497	154,269	1,173,837
Repurchased	(239,357)	(1,801,332)	(918,041)	(6,983,997)
Net increase (decrease)	110,936	$826,577	(85,501)	$(631,777)
| JOHN HANCOCK Floating Rate Income Fund	54

	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	770,579	$5,809,141	1,777,131	$13,583,511
Distributions reinvested	2,485,970	18,603,024	5,734,588	43,701,721
Repurchased	(4,606,160)	(34,529,493)	(10,926,952)	(83,324,245)
Net decrease	(1,349,611)	$(10,117,328)	(3,415,233)	$(26,039,013)
Total net decrease	(5,846,091)	$(44,009,539)	(12,582,423)	$(93,406,310)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2026. As of February 28, 2026, affiliates of the Subadvisor owned 3% of the fund (34% of Class R6). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $163,798,501 and $224,264,454, respectively, for the six months ended February 28, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2026, funds within the John Hancock group of funds complex held 60.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	23.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.6%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,108,347	$17,003,900	$170,012,790	$(165,925,915)	$447	$(1,431)	$108,022	—	$21,089,791

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
55	JOHN HANCOCK Floating Rate Income Fund |

Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 11—Subsequent event
At its meeting held March 23−26, 2026, the Board of Trustees considered and approved a new subadvisory agreement between the Advisor and CQS (US), LLC ("CQS") with respect to the fund, subject to approval by shareholders of the fund. If shareholders approve the proposal, CQS will replace Bain Capital Credit as subadvisor for the fund effective September 1, 2026.
| JOHN HANCOCK Floating Rate Income Fund	56

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
57	JOHN HANCOCK FLOATING RATE INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244696	328SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset High Income Fund
Asset allocation
February 28, 2026

John Hancock
Multi-Asset High Income Fund

2	Fund’s investments
32	Financial statements
36	Financial highlights
41	Notes to financial statements
53	Shareholder meeting
1	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.2%				$224,028
(Cost $216,000)
U.S. Government Agency 0.2%				224,028
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (A)	7.000	09-15-30	216,000	224,028
Foreign government obligations 0.6%				$723,930
(Cost $702,047)
Colombia 0.1%				88,785
Republic of Colombia Bond	6.125	01-18-41	100,000	88,785
Egypt 0.2%				224,880
Arab Republic of Egypt Bond (B)	9.450	02-04-33	200,000	224,880
Mongolia 0.2%				208,716
Republic of Mongolia Bond (B)	6.625	02-25-30	200,000	208,716
Pakistan 0.1%				201,549
Republic of Pakistan Bond	6.875	12-05-27	200,000	201,549

Corporate bonds 54.7%				$62,812,920
(Cost $63,131,103)
Communication services 8.2%				9,439,206
Diversified telecommunication services 2.3%
APLD ComputeCo LLC (B)	9.250	12-15-30	103,000	108,108
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	250,000	261,017
Black Pearl Compute LLC (B)	6.125	02-15-31	62,000	63,454
Cipher Compute LLC (B)	7.125	11-15-30	44,000	45,863
Connect Finco Sarl (B)	9.000	09-15-29	73,000	77,466
Connect Holding II LLC (B)	10.500	04-03-31	31,000	29,978
FiberCop SpA (B)	6.375	11-15-33	21,000	21,308
FiberCop SpA (B)	7.200	07-18-36	21,000	21,291
Globe Telecom, Inc. (4.200% to 11-2-26, then 5 Year CMT + 5.527%) (A)	4.200	08-02-26	200,000	198,400
IHS Holding, Ltd. (B)	7.875	05-29-30	200,000	209,400
IHS Holding, Ltd. (B)	8.250	11-29-31	200,000	213,063
Level 3 Financing, Inc. (B)	3.750	07-15-29	20,000	18,539
Level 3 Financing, Inc. (B)	6.875	06-30-33	374,000	387,342
Level 3 Financing, Inc. (B)	7.000	03-31-34	244,000	253,649
Level 3 Financing, Inc. (B)	8.500	01-15-36	53,000	55,184
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Sable International Finance, Ltd. (B)	7.125	10-15-32		200,000	$202,494
SV RNO Property Owner 1 LLC (B)	5.875	03-01-31		187,000	187,838
Uniti Services LLC (B)	7.500	10-15-33		100,000	104,043
Windstream Services LLC (B)	8.250	10-01-31		125,000	131,604
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (B)	13.750	09-09-30		27,000	24,435
Entertainment 0.7%
AMC Entertainment Holdings, Inc. (B)(C)	7.500	02-15-29		90,000	65,263
Cinemark USA, Inc. (B)	7.000	08-01-32		39,000	40,619
Discovery Global Holdings, Inc.	4.279	03-15-32		373,000	342,694
Playtika Holding Corp. (B)	4.250	03-15-29		32,000	24,974
Univision Communications, Inc. (B)	8.500	07-31-31		251,000	256,875
Univision Communications, Inc. (B)	9.375	08-01-32		66,000	69,839
Interactive media and services 0.3%
Arches Buyer, Inc. (B)	6.125	12-01-28		15,000	14,156
Match Group Holdings II LLC (B)	6.125	09-15-33		180,000	179,507
Snap, Inc. (B)	6.875	03-01-33		179,000	178,288
Media 3.4%
Altice Financing SA (B)	4.250	08-15-29	EUR	100,000	82,768
Altice Financing SA (B)	5.750	08-15-29		255,000	176,636
Altice France SA (B)	9.500	11-01-29		272,865	277,053
CCO Holdings LLC (B)	6.375	09-01-29		514,000	520,845
CCO Holdings LLC (B)	7.000	02-01-33		61,000	62,369
CCO Holdings LLC (B)	7.375	03-01-31		414,000	427,154
CCO Holdings LLC (B)	7.375	02-01-36		84,000	85,263
Clear Channel Outdoor Holdings, Inc. (B)	7.125	02-15-31		62,000	65,535
Clear Channel Outdoor Holdings, Inc. (B)	7.500	06-01-29		32,000	32,228
Clear Channel Outdoor Holdings, Inc. (B)	7.750	04-15-28		31,000	31,246
CSC Holdings LLC (B)	11.750	01-31-29		300,000	213,769
DIRECTV Financing LLC (B)	10.000	02-15-31		288,000	294,558
DISH DBS Corp.	5.125	06-01-29		81,000	72,336
DISH DBS Corp. (B)	5.750	12-01-28		82,000	79,360
DISH Network Corp. (B)	11.750	11-15-27		270,000	279,525
Gray Media, Inc. (B)(C)	4.750	10-15-30		28,000	22,728
Gray Media, Inc. (B)	5.375	11-15-31		31,000	24,406
Gray Media, Inc. (B)	7.250	08-15-33		62,000	64,021
Gray Media, Inc. (B)	9.625	07-15-32		28,000	29,092
Gray Media, Inc. (B)	10.500	07-15-29		56,000	60,036
iHeartCommunications, Inc. (B)	10.875	05-01-30		146,000	108,306
3	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Light & Wonder International, Inc. (B)	6.250	10-01-33		199,000	$199,860
McGraw-Hill Education, Inc. (B)	8.000	08-01-29		20,000	19,855
Neptune Bidco US, Inc. (B)	9.290	04-15-29		66,000	66,129
Neptune Bidco US, Inc. (B)	9.500	02-15-33		34,000	33,279
Neptune Bidco US, Inc. (B)	10.375	05-15-31		146,000	147,358
Scripps Escrow II, Inc. (B)	5.375	01-15-31		40,000	31,378
Sinclair Television Group, Inc. (B)(C)	5.500	03-01-30		17,000	15,082
Sinclair Television Group, Inc. (B)	9.750	02-15-33		15,000	16,631
Stagwell Global LLC (B)	5.625	08-15-29		240,000	221,218
The EW Scripps Company (B)	9.875	08-15-30		24,000	24,099
Versant Media Group, Inc. (B)	7.250	01-30-31		29,000	29,678
VZ Secured Financing BV (B)	5.000	01-15-32		43,000	38,213
VZ Secured Financing BV (B)	7.500	01-15-33		34,000	33,406
Wireless telecommunication services 1.5%
C&W Senior Finance, Ltd. (B)	9.000	01-15-33		209,000	216,258
Millicom International Cellular SA (B)	6.250	03-25-29		373,500	375,769
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55		425,000	444,499
Turkcell Iletisim Hizmetleri AS (B)	7.650	01-24-32		250,000	267,265
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	420,000	463,304
Consumer discretionary 5.6%					6,494,964
Automobile components 0.5%
American Axle & Manufacturing, Inc. (B)	6.375	10-15-32		25,000	25,443
American Axle & Manufacturing, Inc. (B)	7.750	10-15-33		100,000	101,634
Clarios Global LP (B)	6.750	09-15-32		49,000	50,863
Dealer Tire LLC (B)	8.000	02-01-28		15,000	14,850
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (B)	8.000	11-15-32		27,000	28,801
The Goodyear Tire & Rubber Company	5.250	07-15-31		54,000	51,522
ZF North America Capital, Inc. (B)	6.875	04-14-28		197,000	203,621
ZF North America Capital, Inc. (B)	7.500	03-24-31		150,000	154,592
Automobiles 0.3%
Nissan Motor Acceptance Company LLC (B)	5.625	09-29-28		125,000	125,805
Nissan Motor Company, Ltd. (B)	7.500	07-17-30		204,000	215,174
Broadline retail 0.9%
Kohl’s Corp.	5.125	05-01-31		80,000	67,705
Kohl’s Corp. (B)	10.000	06-01-30		168,000	182,889
Liberty Interactive LLC	8.250	02-01-30		385,000	17,966
Macy’s Retail Holdings LLC (B)	5.875	03-15-30		57,000	57,264
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail (continued)
Macy’s Retail Holdings LLC (B)	6.125	03-15-32	25,000	$25,181
Macy’s Retail Holdings LLC (B)	7.375	08-01-33	133,000	139,335
Prosus NV (B)	3.832	02-08-51	200,000	136,591
QVC, Inc. (B)	6.875	04-15-29	164,000	68,880
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29	200,000	206,991
Shutterfly Finance LLC (B)	8.500	10-01-27	24,000	22,448
Wand NewCo 3, Inc. (B)	7.625	01-30-32	138,000	143,998
Distributors 0.1%
Li & Fung, Ltd. (A)	5.250	05-03-26	200,000	124,377
Diversified consumer services 0.2%
Graham Holdings Company (B)	5.625	12-01-33	62,000	61,999
Sotheby’s (B)	7.375	10-15-27	220,000	218,659
Hotels, restaurants and leisure 2.3%
Affinity Interactive (B)	6.875	12-15-27	205,000	124,649
Caesars Entertainment, Inc. (B)	6.500	02-15-32	171,000	173,770
Caesars Entertainment, Inc. (B)	7.000	02-15-30	200,000	205,048
Carnival Corp. (B)	5.125	05-01-29	54,000	54,775
Fortune Star BVI, Ltd.	5.050	01-27-27	200,000	196,606
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	235,000	239,754
Lindblad Expeditions LLC (B)	7.000	09-15-30	66,000	69,236
Marriott Ownership Resorts, Inc. (B)	4.500	06-15-29	57,000	55,011
Melco Resorts Finance, Ltd. (B)	5.750	07-21-28	200,000	199,833
Resorts World Las Vegas LLC (B)	4.625	04-16-29	200,000	182,295
Sabre GLBL, Inc. (B)	10.750	11-15-29	57,000	41,577
Sabre GLBL, Inc. (B)	10.750	03-15-30	92,000	66,700
Sabre GLBL, Inc. (B)	11.125	07-15-30	179,000	129,775
Scientific Games Holdings LP (B)	6.625	03-01-30	25,000	22,656
Six Flags Entertainment Corp. (B)	8.625	01-15-32	36,000	36,450
Studio City Company, Ltd. (B)(C)	7.000	02-15-27	200,000	200,029
Studio City Finance, Ltd.	6.500	01-15-28	200,000	199,984
TKC Holdings, Inc. (B)	8.500	08-15-30	124,000	126,888
TKC Holdings, Inc. (B)	12.000	02-15-31	62,000	65,167
Wynn Macau, Ltd.	5.500	10-01-27	200,000	199,619
Household durables 0.6%
Installed Building Products, Inc. (B)	5.625	02-01-34	17,000	17,226
KB Home	4.000	06-15-31	251,000	239,782
KB Home	7.250	07-15-30	80,000	81,871
Newell Brands, Inc. (B)	8.500	06-01-28	130,000	136,838
Taylor Morrison Communities, Inc. (B)	5.750	11-15-32	27,000	27,899
Whirlpool Corp.	6.125	06-15-30	193,000	193,866
5	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Leisure products 0.0%
MajorDrive Holdings IV LLC (B)	6.375	06-01-29		16,000	$11,851
Specialty retail 0.7%
Carvana Company (9.000% Cash or 13.000% PIK) (B)	9.000	06-01-30		44,268	46,086
Carvana Company (9.000% Cash or 14.000% PIK) (B)	9.000	06-01-31		61,484	67,432
Champions Financing, Inc. (B)	8.750	02-15-29		19,000	18,014
Gee Automotive Holdings LLC (B)	7.250	03-01-31		25,000	25,411
Mavis Tire Express Services Topco Corp. (B)	6.500	05-15-29		22,000	21,979
Petco Health & Wellness Company, Inc. (B)	8.250	02-01-31		48,000	46,878
PetSmart LLC (B)	7.500	09-15-32		150,000	151,782
Staples, Inc. (B)	12.750	01-15-30		25,000	17,574
The Michaels Companies, Inc. (B)	8.500	03-15-33		100,000	97,270
The Michaels Companies, Inc. (B)	11.000	03-15-34		26,000	24,301
Wayfair LLC (B)	7.250	10-31-29		53,000	54,772
Wayfair LLC (B)	7.750	09-15-30		169,000	177,722
Consumer staples 1.2%					1,347,685
Consumer staples distribution and retail 0.4%
Albertsons Companies, Inc. (B)	5.500	03-31-31		41,000	41,276
Albertsons Companies, Inc. (B)	5.625	03-31-32		196,000	196,772
Albertsons Companies, Inc. (B)	5.750	03-31-34		103,000	102,488
Performance Food Group, Inc. (B)	5.625	03-01-34		39,000	39,130
Food products 0.6%
B&G Foods, Inc. (C)	5.250	09-15-27		16,000	15,519
B&G Foods, Inc. (B)	8.000	09-15-28		15,000	14,551
Fiesta Purchaser, Inc. (B)	9.625	09-15-32		14,000	14,234
Froneri Lux FinCo Sarl (B)	6.000	08-01-32		360,000	362,001
Industrial F&B Investments III, Inc. (B)	7.750	02-11-33		21,000	21,553
Post Holdings, Inc. (B)	6.375	03-01-33		160,000	162,861
Simmons Foods, Inc. (B)	4.625	03-01-29		136,000	131,300
Personal care products 0.2%
Edgewell Personal Care Company (B)	4.125	04-01-29		55,000	53,073
HLF Financing Sarl LLC (B)	12.250	04-15-29		62,000	66,228
Opal Bidco SAS (B)	6.500	03-31-32		91,000	93,729
Oriflame Investment Holding PLC (B)	12.500	12-19-32	EUR	57,774	32,970
Energy 7.4%					8,484,385
Energy equipment and services 0.8%
Archrock Partners LP (B)	6.250	04-01-28		63,000	63,049
Archrock Partners LP (B)	6.625	09-01-32		206,000	214,372
Bristow Group, Inc. (B)	6.750	02-01-33		20,000	20,294
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	6

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Enerflex, Inc. (B)	6.875	01-15-31	14,000	$14,509
Kodiak Gas Services LLC (B)	6.500	10-01-33	87,000	89,716
Nabors Industries, Inc. (B)	7.625	11-15-32	20,000	20,604
Oceanica Lux (B)	13.000	10-02-29	200,000	209,774
SESI LLC (B)	7.875	09-30-30	62,000	63,304
Transocean International, Ltd.	7.500	04-15-31	12,000	12,361
Transocean International, Ltd. (B)	7.875	10-15-32	24,000	25,769
Transocean International, Ltd. (B)	8.250	05-15-29	28,000	29,156
Transocean International, Ltd. (B)	8.500	05-15-31	28,000	29,611
USA Compression Partners LP (B)	6.250	10-01-33	94,000	95,594
USA Compression Partners LP (B)	7.125	03-15-29	66,000	68,200
Oil, gas and consumable fuels 6.6%
Antero Midstream Partners LP (B)	5.750	10-15-33	62,000	62,939
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	180,000	180,525
Buckeye Partners LP (B)	6.750	02-01-30	50,000	52,196
Buckeye Partners LP (B)	6.875	07-01-29	158,000	163,929
Calumet Specialty Products Partners LP (B)	9.750	02-15-31	24,000	25,568
CNX Resources Corp. (B)	5.875	03-01-34	38,000	38,069
Crescent Energy Finance LLC (B)	8.375	01-15-34	316,000	326,633
Delek Logistics Partners LP (B)	7.125	06-01-28	115,000	115,564
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	371,000	407,650
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (A)	7.125	05-15-30	656,000	680,499
Excelerate Energy LP (B)	8.000	05-15-30	169,000	179,145
Genesis Energy LP (D)	6.750	03-15-34	62,000	62,715
Genesis Energy LP	8.000	05-15-33	39,000	41,234
Genesis Energy LP	8.250	01-15-29	223,000	232,800
Global Partners LP (B)	7.125	07-01-33	67,000	69,322
Hilcorp Energy I LP (B)	5.750	02-01-29	138,000	138,335
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	55,000	56,841
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	32,000	33,770
Indika Energy Tbk PT	8.750	05-07-29	250,000	248,906
Long Ridge Energy LLC (B)	8.750	02-15-32	190,000	203,914
MC Brazil Downstream Trading Sarl (B)	7.250	06-30-31	453,084	389,653
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	199,855
NGL Energy Operating LLC (B)	8.375	02-15-32	55,000	57,690
Northern Oil & Gas, Inc. (B)	7.875	10-15-33	37,000	37,826
7	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Permian Resources Operating LLC (B)	7.000	01-15-32	114,000	$119,648
Petroleos del Peru SA (B)	5.625	06-19-47	310,000	197,470
SM Energy Company (B)	7.000	08-01-32	193,000	196,536
SM Energy Company (B)	8.750	07-01-31	203,000	213,125
SM Energy Company (B)	9.625	06-15-33	124,000	137,111
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	175,000	185,752
Sunoco LP (B)	5.625	03-15-31	82,000	82,705
Sunoco LP (B)	5.875	03-15-34	144,000	144,575
Thaioil Treasury Center Company, Ltd. (6.100% to 4-15-31, then 5 Year CMT + 2.375% to 4-15-36, then 5 Year CMT + 2.625% to 4-15-51, then 5 Year CMT + 3.125%) (A)(B)	6.100	01-15-31	200,000	200,884
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	285,000	296,390
TransMontaigne Partners LLC (B)	8.500	06-15-30	15,000	15,675
Venture Global LNG, Inc. (B)	7.000	01-15-30	188,000	190,699
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	773,000	676,047
Venture Global LNG, Inc. (B)	9.500	02-01-29	275,000	294,952
Venture Global Plaquemines LNG LLC (B)	6.125	12-15-30	60,000	62,328
Venture Global Plaquemines LNG LLC (B)	6.500	01-15-34	77,000	81,036
Venture Global Plaquemines LNG LLC (B)	6.500	06-15-34	60,000	62,998
Venture Global Plaquemines LNG LLC (B)	7.500	05-01-33	311,000	345,001
Vermilion Energy, Inc. (B)	7.250	02-15-33	20,000	19,562
Financials 11.0%				12,616,137
Banks 4.0%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26	200,000	198,693
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(B)	7.500	06-27-29	300,000	309,818
Banco Santander SA (8.000% to 8-1-34, then 5 Year CMT + 3.911%) (A)	8.000	02-01-34	200,000	220,606
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (A)	9.625	05-21-33	250,000	301,451
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	8

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (A)	4.300	03-24-27	200,000	$196,787
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (A)	6.625	05-01-30	321,000	336,058
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	300,000	317,769
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (A)	8.000	03-15-29	550,000	586,468
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)	8.000	08-22-31	350,000	382,279
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)	7.375	05-15-28	185,000	192,991
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (A)	6.875	09-11-29	340,000	353,135
Park River Holdings, Inc. (B)	8.750	12-31-30	16,000	15,361
Popular, Inc.	7.250	03-13-28	151,000	157,612
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84	352,000	371,629
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	390,000	412,237
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84	217,000	226,870
Capital markets 0.8%
Focus Financial Partners LLC (B)	6.750	09-15-31	127,000	126,332
Hightower Holding LLC (B)	6.750	04-15-29	9,000	8,924
Hightower Holding LLC (B)	9.125	01-31-30	12,000	12,411
Jane Street Group (B)	6.750	05-01-33	123,000	126,221
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	200,000	204,338
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(B)	7.000	01-08-36	265,000	266,733
XP, Inc. (B)(C)	6.750	07-02-29	161,000	166,105
Consumer finance 1.0%
Bread Financial Holdings, Inc. (B)	6.750	05-15-31	85,000	86,601
Credit Acceptance Corp. (B)	6.625	03-15-30	106,000	105,447
goeasy, Ltd. (B)	7.375	10-01-30	220,000	195,036
Manappuram Finance, Ltd.	7.375	05-12-28	200,000	204,849
Muthoot Finance, Ltd.	7.125	02-14-28	200,000	204,237
9	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
OneMain Finance Corp.	6.125	05-15-30	251,000	$251,749
OneMain Finance Corp.	6.750	03-15-32	65,000	65,505
PHH Escrow Issuer LLC (B)	9.875	11-01-29	19,000	19,076
Financial services 2.0%
Block, Inc. (B)	5.625	08-15-30	141,000	142,849
Block, Inc. (B)	6.000	08-15-33	113,000	114,829
CFAMC II Company, Ltd.	4.875	11-22-26	200,000	201,046
Cobra AcquisitionCo LLC (B)	6.375	11-01-29	12,000	10,381
Cobra AcquisitionCo LLC (B)	12.250	11-01-29	7,000	7,070
CrossCountry Intermediate HoldCo LLC (B)	6.500	10-01-30	62,000	61,754
CrossCountry Intermediate HoldCo LLC (B)	6.750	12-01-32	86,000	85,119
Freedom Mortgage Corp. (B)	12.250	10-01-30	175,000	190,326
Freedom Mortgage Holdings LLC (B)	6.875	05-01-31	25,000	24,112
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	65,000	64,068
Freedom Mortgage Holdings LLC (B)	8.375	04-01-32	99,000	99,743
ION Platform Finance US, Inc. (B)	5.750	05-15-28	57,000	53,407
ION Platform Finance US, Inc. (B)	7.875	09-30-32	62,000	49,713
ION Platform Finance US, Inc. (B)	9.500	05-30-29	78,000	73,268
NWD Finance BVI, Ltd. (10.131% to 6-16-28, then 3 Year CMT + 6.201%) (A)	10.131	03-29-26	200,000	170,676
Osaic Holdings, Inc. (B)	6.750	08-01-32	119,000	120,085
Osaic Holdings, Inc. (B)	8.000	08-01-33	24,000	23,910
PennyMac Financial Services, Inc. (B)	6.750	02-15-34	125,000	123,582
PennyMac Financial Services, Inc. (B)	6.875	05-15-32	105,000	105,601
PennyMac Financial Services, Inc. (B)	6.875	02-15-33	80,000	80,089
Rocket Companies, Inc. (B)	6.125	08-01-30	72,000	73,869
Rocket Companies, Inc. (B)	6.375	08-01-33	137,000	141,592
Rocket Companies, Inc. (B)	6.500	08-01-29	156,000	160,270
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	114,000	119,852
Walker & Dunlop, Inc. (B)	6.625	04-01-33	52,000	51,397
Insurance 2.8%
Acrisure LLC (B)	7.500	11-06-30	237,000	241,184
Acrisure LLC (B)	8.500	06-15-29	70,000	69,839
Alliant Holdings Intermediate LLC (B)	6.750	04-15-28	170,000	171,956
Alliant Holdings Intermediate LLC (B)	7.000	01-15-31	188,000	191,412
Alliant Holdings Intermediate LLC (B)	7.375	10-01-32	78,000	77,125
Amynta Agency Borrower, Inc. (B)	7.500	07-15-33	22,000	21,551
Ardonagh Group Finance, Ltd. (B)	8.875	02-15-32	47,000	46,388
Asurion LLC (B)	8.000	12-31-32	198,000	207,961
Asurion LLC (B)	8.375	02-01-34	205,000	204,009
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	10

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	500,000	$480,544
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	99,000	99,325
Broadstreet Partners Group LLC (B)	5.875	04-15-29	22,000	21,307
Global Atlantic Financial Company (7.250% to 3-1-31, then 5 Year CMT + 3.550%) (B)	7.250	03-01-56	100,000	95,300
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	250,000	239,258
Howden UK Refinance PLC (B)	8.125	02-15-32	15,000	14,361
HUB International, Ltd. (B)	7.375	01-31-32	103,000	104,836
Jones Deslauriers Insurance Management, Inc. (B)	6.875	10-01-33	12,000	11,018
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (A)(C)	9.250	12-01-27	220,000	234,737
Panther Escrow Issuer LLC (B)	7.125	06-01-31	245,000	249,250
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	150,000	155,284
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)(C)	6.500	11-13-26	300,000	270,774
USI, Inc. (B)	7.500	01-15-32	19,000	19,447
Mortgage real estate investment trusts 0.4%
Blackstone Mortgage Trust, Inc. (B)	7.750	12-01-29	196,000	208,923
Starwood Property Trust, Inc. (B)	5.250	10-15-28	133,000	133,639
Starwood Property Trust, Inc. (B)	5.750	01-15-31	74,000	74,773
Health care 2.8%				3,248,076
Biotechnology 0.1%
National Mentor Holdings, Inc. (B)	10.500	12-15-30	53,000	52,805
Health care equipment and supplies 0.2%
Varex Imaging Corp. (B)	7.875	10-15-27	259,000	263,915
Health care providers and services 1.5%
Acadia Healthcare Company, Inc. (B)(C)	7.375	03-15-33	194,000	200,276
Accendra Health, Inc. (B)(C)	4.500	03-31-29	15,000	9,511
Accendra Health, Inc. (B)(C)	6.625	04-01-30	17,000	8,179
AMN Healthcare, Inc. (B)	4.000	04-15-29	166,000	158,100
AMN Healthcare, Inc. (B)	6.500	01-15-31	87,000	87,354
AthenaHealth Group, Inc. (B)	6.500	02-15-30	72,000	67,699
Community Health Systems, Inc. (B)	5.250	05-15-30	149,000	143,164
11	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Community Health Systems, Inc. (B)	6.125	04-01-30		38,000	$33,596
Community Health Systems, Inc. (B)(C)	6.875	04-15-29		39,000	37,674
Community Health Systems, Inc. (B)	10.875	01-15-32		86,000	93,200
DaVita, Inc. (B)	4.625	06-01-30		280,000	274,099
MPH Acquisition Holdings LLC (B)(C)	5.750	12-31-30		23,000	16,862
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (B)	6.750	03-31-31		23,086	14,775
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (B)	11.500	12-31-30		19,475	17,333
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (B)	9.781	02-15-30		25,173	23,537
Raven Acquisition Holdings LLC (B)	6.875	11-15-31		111,000	106,842
Rede D’Or Finance Sarl (B)	6.450	09-09-35		214,000	220,222
Surgery Center Holdings, Inc. (B)	7.250	04-15-32		37,000	36,955
TEAM Services Holding, Inc. (B)	9.000	02-15-33		61,000	59,668
Tenet Healthcare Corp. (B)(C)	6.000	11-15-33		146,000	150,881
Pharmaceuticals 1.0%
Bausch Health Americas, Inc. (B)(C)	8.500	01-31-27		20,000	19,820
Bausch Health Companies, Inc. (B)	5.000	01-30-28		14,000	12,180
Bausch Health Companies, Inc. (B)(C)	5.250	02-15-31		38,000	24,795
Bausch Health Companies, Inc. (B)	6.250	02-15-29		36,000	28,440
Bausch Health Companies, Inc. (B)	10.000	04-15-32		454,000	469,496
Bausch Health Companies, Inc. (B)	14.000	10-15-30		12,000	12,060
Endo Finance Holdings LP (B)	8.500	04-15-31		261,000	277,389
Organon & Company (B)	5.125	04-30-31		68,000	60,425
Perrigo Finance Unlimited Company	5.150	06-15-30		25,000	24,191
Perrigo Finance Unlimited Company	6.125	09-30-32		24,000	23,483
Viatris, Inc.	4.000	06-22-50		320,000	219,150
Industrials 4.7%					5,355,624
Aerospace and defense 0.5%
Axon Enterprise, Inc. (B)	6.125	03-15-30		64,000	65,960
Carpenter Technology Corp. (B)	5.625	03-01-34		49,000	49,964
TransDigm, Inc. (B)	6.125	07-31-34		124,000	125,951
TransDigm, Inc. (B)	6.750	01-31-34		171,000	177,461
TransDigm, Inc. (B)	7.125	12-01-31		113,000	118,434
Air freight and logistics 0.2%
Simpar Finance Sarl (B)	10.750	02-12-28	BRL	1,190,000	186,067
Stonepeak Nile Parent LLC (B)	7.250	03-15-32		45,000	47,755
Building products 0.4%
Builders FirstSource, Inc. (B)	6.750	05-15-35		125,000	130,446
Clearway Energy Operating LLC (B)	5.750	01-15-34		61,000	61,804
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (B)	12.750	01-15-31	15,000	$13,470
FXI Holdings, Inc. (B)	11.000	11-15-30	6,000	5,554
JELD-WEN, Inc. (B)(C)	7.000	09-01-32	231,000	124,740
Miter Brands Acquisition Holdco, Inc. (B)	6.750	04-01-32	82,000	82,681
Commercial services and supplies 1.3%
Albion Financing 1 Sarl (B)	7.000	05-21-30	130,000	136,143
Allied Universal Holdco LLC (B)	6.875	06-15-30	276,000	287,275
Allied Universal Holdco LLC (B)	7.875	02-15-31	200,000	211,302
Cimpress PLC (B)	7.375	09-15-32	35,000	35,211
Clean Harbors, Inc. (B)	5.750	10-15-33	63,000	64,489
Garda World Security Corp. (B)	8.250	08-01-32	104,000	106,302
Garda World Security Corp. (B)	8.375	11-15-32	75,000	76,815
The Brink’s Company (B)	6.500	06-15-29	48,000	49,430
The GEO Group, Inc.	10.250	04-15-31	299,000	321,044
VT Topco, Inc. (B)(C)	8.500	08-15-30	200,000	198,684
Construction and engineering 0.5%
Brand Industrial Services, Inc. (B)	10.375	08-01-30	62,000	57,900
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32	191,000	194,565
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	138,000	137,967
MasTec, Inc. (B)	6.625	08-15-29	160,000	161,632
Electrical equipment 0.3%
EMRLD Borrower LP (B)	6.625	12-15-30	160,000	165,599
EMRLD Borrower LP (B)	6.750	07-15-31	154,000	160,578
Ground transportation 0.1%
Watco Companies LLC (B)	7.125	08-01-32	73,000	76,811
Machinery 0.2%
Columbus McKinnon Corp. (B)	7.125	02-01-33	49,000	50,375
LSF12 Helix Parent LLC (B)	7.125	02-01-33	6,000	6,023
Madison IAQ LLC (B)	5.875	06-30-29	32,000	31,923
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	140,000	140,589
Synergy Infrastructure Holdings LLC (B)	7.875	12-01-30	25,000	26,042
Passenger airlines 0.5%
Garuda Indonesia Persero Tbk PT (6.500% Cash or 7.250% PIK)	6.500	12-28-31	230,908	214,335
JetBlue Airways Corp. (B)	9.875	09-20-31	323,000	328,247
OneSky Flight LLC (B)	8.875	12-15-29	58,000	61,728
13	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 0.2%
Amentum Holdings, Inc. (B)	7.250	08-01-32	47,000	$49,248
TriNet Group, Inc. (B)	7.125	08-15-31	180,000	174,628
Trading companies and distributors 0.2%
Herc Holdings, Inc. (B)	5.750	03-15-31	38,000	38,521
Herc Holdings, Inc. (B)	7.000	06-15-30	129,000	135,181
WESCO Distribution, Inc. (B)	6.375	03-15-33	66,000	68,813
Transportation infrastructure 0.3%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27	200,000	197,438
JSW Infrastructure, Ltd. (B)	4.950	01-21-29	200,000	200,499
Information technology 2.1%				2,370,045
Communications equipment 0.2%
Cooper-Standard Automotive, Inc. (B)	9.250	03-01-31	32,000	32,090
EchoStar Corp.	10.750	11-30-29	134,000	146,321
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (B)	6.500	06-01-32	43,000	44,074
IT services 0.1%
CoreWeave, Inc. (B)	9.000	02-01-31	61,000	58,857
CoreWeave, Inc. (B)	9.250	06-01-30	105,000	102,842
Semiconductors and semiconductor equipment 0.5%
Amkor Technology, Inc. (B)	5.875	10-01-33	37,000	37,756
Kioxia Holdings Corp. (B)	6.250	07-24-30	239,000	248,155
Qnity Electronics, Inc. (B)	5.750	08-15-32	76,000	77,761
Qnity Electronics, Inc. (B)	6.250	08-15-33	138,000	143,285
Software 1.0%
Cloud Software Group, Inc. (B)	6.625	08-15-33	67,000	63,234
Cloud Software Group, Inc. (B)	8.250	06-30-32	175,000	175,147
Cloud Software Group, Inc. (B)	9.000	09-30-29	269,000	263,418
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	135,000	134,000
Flash Compute LLC (B)	7.250	12-31-30	51,000	52,205
McAfee Corp. (B)	7.375	02-15-30	62,000	50,728
NCR Voyix Corp. (B)	5.125	04-15-29	15,000	14,717
Rocket Software, Inc. (B)	6.500	02-15-29	18,000	15,070
UKG, Inc. (B)	6.875	02-01-31	309,000	299,776
WULF Compute LLC (B)	7.750	10-15-30	64,000	67,777
Technology hardware, storage and peripherals 0.3%
Diebold Nixdorf, Inc. (B)	7.750	03-31-30	16,000	16,876
Seagate Data Storage Technology Pte, Ltd. (B)	9.625	12-01-32	232,800	261,111
Xerox Corp. (B)	10.250	10-15-30	16,000	11,520
Xerox Corp. (B)(C)	13.500	04-15-31	22,000	11,536
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Xerox Holdings Corp. (B)	5.500	08-15-28	110,000	$41,789
Materials 3.9%				4,469,761
Chemicals 1.0%
Celanese US Holdings LLC	7.000	02-15-31	48,000	49,440
Celanese US Holdings LLC	7.050	11-15-30	64,000	68,236
Celanese US Holdings LLC	7.375	02-15-34	48,000	49,311
FMC Corp.	3.450	10-01-29	30,000	26,485
FMC Corp. (C)	5.650	05-18-33	21,000	18,432
Huntsman International LLC	4.500	05-01-29	37,000	35,445
INEOS Finance PLC (B)	6.750	05-15-28	63,000	58,340
INEOS Quattro Finance 2 PLC (B)	9.625	03-15-29	17,000	14,578
Mativ Holdings, Inc. (B)	8.000	10-01-29	12,000	11,843
Olympus Water US Holding Corp. (B)	6.750	08-01-32	200,000	196,882
SCIH Salt Holdings, Inc. (B)	6.625	05-01-29	22,000	21,945
Solstice Advanced Materials, Inc. (B)	5.625	09-30-33	75,000	75,812
The Chemours Company (B)	5.750	11-15-28	32,000	32,186
The Chemours Company (B)(C)	8.000	01-15-33	16,000	16,273
Tronox, Inc. (B)(C)	4.625	03-15-29	36,000	27,835
UPL Corp., Ltd.	4.625	06-16-30	200,000	189,668
WR Grace Holdings LLC (B)	5.625	08-15-29	36,000	34,486
WR Grace Holdings LLC (B)	6.625	08-15-32	88,000	89,023
WR Grace Holdings LLC (B)	7.000	08-01-33	73,000	74,325
Construction materials 0.4%
Quikrete Holdings, Inc. (B)	6.375	03-01-32	45,000	46,768
Quikrete Holdings, Inc. (B)	6.750	03-01-33	66,000	68,604
Standard Building Solutions, Inc. (B)	5.875	03-15-34	53,000	52,871
Standard Industries, Inc. (B)	4.375	07-15-30	128,000	123,487
West China Cement, Ltd.	9.900	12-04-28	200,000	202,038
White Cap Supply Holdings LLC (B)	7.375	11-15-30	20,000	20,307
Containers and packaging 1.1%
Ardagh Group SA (B)	9.500	12-01-30	210,065	227,483
Ardagh Group SA (5.500% Cash and 6.500% PIK) (B)	12.000	12-01-30	440,000	425,150
Ardagh Metal Packaging Finance USA LLC (B)	4.000	09-01-29	32,000	30,542
Clydesdale Acquisition Holdings, Inc. (B)	6.750	04-15-32	107,000	107,808
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	100,000	101,533
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	70,000	69,691
Owens-Brockway Glass Container, Inc. (B)	7.250	05-15-31	220,000	222,432
15	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Trivium Packaging Finance BV (B)	12.250	01-15-31	19,000	$20,920
Metals and mining 1.2%
Amsted Industries, Inc. (B)	6.375	03-15-33	65,000	67,551
Champion Iron Canada, Inc. (B)	7.875	07-15-32	49,000	52,116
Cleveland-Cliffs, Inc. (B)	7.000	03-15-32	196,000	199,063
Commercial Metals Company (B)	5.750	11-15-33	37,000	37,751
CSN Islands XI Corp. (B)	6.750	01-28-28	200,000	173,239
CSN Resources SA (B)	4.625	06-10-31	400,000	280,856
JSW Steel, Ltd. (C)	3.950	04-05-27	200,000	198,260
Kaiser Aluminum Corp. (B)	5.875	03-01-34	97,000	98,080
Novelis Corp. (B)	6.375	08-15-33	101,000	102,099
Vedanta Resources Finance II PLC (B)	9.475	07-24-30	200,000	210,767
Paper and forest products 0.2%
Magnera Corp. (B)	7.250	11-15-31	245,000	239,800
Real estate 1.7%				1,912,767
Health care REITs 0.2%
Diversified Healthcare Trust	4.750	02-15-28	16,000	15,646
Diversified Healthcare Trust (B)	7.250	10-15-30	38,000	39,516
MPT Operating Partnership LP	3.500	03-15-31	40,000	30,590
MPT Operating Partnership LP	4.625	08-01-29	28,000	24,192
MPT Operating Partnership LP (C)	5.000	10-15-27	43,000	42,132
MPT Operating Partnership LP (B)	8.500	02-15-32	67,000	71,709
Hotel and resort REITs 0.1%
Service Properties Trust	3.950	01-15-28	12,000	11,444
Service Properties Trust	4.950	10-01-29	24,000	21,798
Service Properties Trust	5.500	12-15-27	19,000	19,041
Service Properties Trust (B)(E)	5.889	09-30-27	25,000	22,802
Service Properties Trust	8.375	06-15-29	29,000	30,436
Service Properties Trust (B)	8.625	11-15-31	43,000	45,230
Service Properties Trust	8.875	06-15-32	21,000	21,079
Real estate management and development 0.7%
Agile Group Holdings, Ltd. (F)	6.050	10-13-25	400,000	18,000
Anywhere Real Estate Group LLC (B)	5.250	04-15-30	26,000	24,593
Anywhere Real Estate Group LLC (B)	7.000	04-15-30	90,241	91,220
Anywhere Real Estate Group LLC (B)	9.750	04-15-30	126,000	135,766
China SCE Group Holdings, Ltd. (F)	7.375	04-09-49	200,000	4,500
GLP Pte, Ltd. (4.600% to 6-29-27, then 5 Year CMT + 3.725% to 6-29-32, then 5 Year CMT + 3.975% to 6-29-47, then 5 Year CMT + 4.725%) (A)	4.600	06-29-27	200,000	131,512
Greystar Real Estate Partners LLC (B)	7.750	09-01-30	169,000	176,592
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
KWG Group Holdings, Ltd. (F)	6.000	01-14-24	237,500	$11,281
RKPF Overseas 2019 A, Ltd. (F)	6.000	03-04-29	176,595	40,024
The Howard Hughes Corp. (B)	5.875	03-01-32	37,000	36,981
The Howard Hughes Corp. (B)	6.125	03-01-34	37,000	36,923
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29	200,000	83,984
Residential REITs 0.3%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	300,000	313,832
Specialized REITs 0.4%
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	100,000	96,755
Millrose Properties, Inc. (B)	6.375	08-01-30	65,000	66,684
Outfront Media Capital LLC (B)	7.375	02-15-31	68,000	71,488
Uniti Group LP (B)	6.500	02-15-29	60,000	58,355
Uniti Group LP (B)(C)	8.625	06-15-32	19,000	19,270
Uniti Group LP (B)	8.625	06-15-32	98,000	99,392
Utilities 6.1%				7,074,270
Electric utilities 1.9%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	268,000	272,905
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%) (C)	8.125	06-15-53	360,000	374,215
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	267,000	281,868
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	155,000	160,996
NRG Energy, Inc. (B)	5.750	01-15-34	250,000	253,427
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	270,000	297,247
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	50,000	49,919
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	260,000	268,971
VoltaGrid LLC (B)	7.375	11-01-30	122,000	127,391
XPLR Infrastructure Operating Partners LP (B)	7.750	04-15-34	74,000	76,727
Gas utilities 0.9%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	594,000	620,618
17	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities (continued)
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	450,000	$469,075
Independent power and renewable electricity producers 2.4%
Alpha Generation LLC (B)	6.250	01-15-34	49,000	49,760
Alpha Generation LLC (B)	6.750	10-15-32	94,000	97,668
ContourGlobal Power Holdings SA (B)	6.750	02-28-30	213,000	219,390
Greenko Wind Projects Mauritius, Ltd.	7.250	09-27-28	200,000	204,059
India Clean Energy Holdings (B)	4.500	04-18-27	300,000	295,169
Lightning Power LLC (B)	7.250	08-15-32	161,000	170,928
Renew Treasury IFSC Pvt, Ltd. (B)	6.500	02-02-31	200,000	199,926
San Miguel Global Power Holdings Corp. (8.750% to 9-12-29, then 5 Year CMT + 7.732%) (A)	8.750	06-12-29	200,000	207,833
Talen Energy Supply LLC (B)	6.250	02-01-34	186,000	189,273
Talen Energy Supply LLC (B)	8.625	06-01-30	222,000	233,589
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	495,000	497,546
TransAlta Corp.	5.875	02-01-34	37,000	37,231
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	320,000	325,269
Multi-utilities 0.9%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	220,000	233,784
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	217,000	226,783
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	250,000	271,395
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%)	6.375	03-31-55	175,000	182,766

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	175,000	178,542
Capital preferred securities 0.2%				$266,865
(Cost $292,200)
Financials 0.2%				266,865
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)	7.875	12-15-37	240,000	266,865
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value

Term loans (G) 1.3%				$1,490,007
(Cost $1,714,391)
Communication services 0.4%				412,973
Interactive media and services 0.3%
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	254,000	266,319
Media 0.1%
Townsquare Media, Inc., 2025 Term Loan (6 month CME Term SOFR + 5.000%)	8.586	02-19-30	198,181	146,654
Consumer discretionary 0.3%				301,224
Hotels, restaurants and leisure 0.3%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.938	06-29-29	326,000	301,224
Financials 0.4%				495,101
Financial services 0.2%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	8.923	10-06-28	201,000	198,823
Insurance 0.2%
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	12-29-31	198,503	191,980
CRC Insurance Group LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.422	05-06-32	105,263	104,298
Industrials 0.2%				233,710
Commercial services and supplies 0.2%
Garda World Security Corp., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.421	02-01-29	234,442	233,710
Materials 0.0%				46,999
Chemicals 0.0%

Trinseo Holding Sarl, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%)	6.434	05-03-28	256,641	46,999
Asset-backed securities 0.3%				$356,101
(Cost $330,747)
Asset-backed securities 0.3%				356,101
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (B)	5.450	04-20-48	171,765	171,029
MVW LLC
Series 2023-1A, Class D (B)	8.830	10-20-40	177,451	185,072

19	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 31.6%		$36,225,593
(Cost $28,897,983)
Communication services 2.0%		2,315,949
Diversified telecommunication services 1.6%
Comcast Corp., Class A	15,203	470,685
HKT Trust & HKT, Ltd.	171,195	269,865
Orange SA	11,196	241,190
Swisscom AG	109	102,242
Telefonica SA	16,059	72,878
Telenor ASA	6,856	127,175
Verizon Communications, Inc.	10,611	532,036
Media 0.3%
Omnicom Group, Inc.	2,427	206,999
The New York Times Company, Class A	1,026	81,865
Versant Media Group, Inc. (H)	521	17,360
WPP PLC	11,640	43,043
Wireless telecommunication services 0.1%
Freenet AG	943	30,820
SoftBank Corp.	87,579	119,791
Consumer discretionary 1.8%		2,053,542
Automobiles 0.6%
Ford Motor Company	33,498	471,987
Mercedes-Benz Group AG	2,807	194,212
Hotels, restaurants and leisure 0.1%
Genting Singapore, Ltd.	124,300	70,119
McDonald’s Corp.	284	96,861
Household durables 0.6%
Garmin, Ltd.	2,012	508,694
Taylor Wimpey PLC	111,963	169,956
Leisure products 0.1%
Sankyo Company, Ltd.	4,200	59,208
Specialty retail 0.3%
Best Buy Company, Inc.	1,058	65,564
The Home Depot, Inc.	710	270,311
The TJX Companies, Inc.	322	52,055
Textiles, apparel and luxury goods 0.1%
LVMH Moet Hennessy Louis Vuitton SE	148	94,575
Consumer staples 2.1%		2,371,845
Beverages 0.4%
PepsiCo, Inc.	2,176	369,354
The Coca-Cola Company	773	63,046
Treasury Wine Estates, Ltd.	14,227	45,941
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	20

	Shares	Value
Consumer staples (continued)
Consumer staples distribution and retail 0.5%
Kesko OYJ, B Shares	4,727	$116,482
Target Corp.	768	87,391
Walmart, Inc.	2,599	332,542
Food products 0.1%
Mondelez International, Inc., Class A	1,120	68,970
The Kraft Heinz Company	2,700	66,447
Household products 0.1%
The Procter & Gamble Company	711	118,879
Personal care products 0.3%
L’Oreal SA	117	54,820
Unilever PLC	2,943	216,258
Tobacco 0.7%
Altria Group, Inc.	6,992	482,728
Imperial Brands PLC	4,972	222,690
Philip Morris International, Inc.	676	126,297
Energy 2.6%		2,999,845
Oil, gas and consumable fuels 2.6%
Aker BP ASA	3,485	105,883
Chevron Corp.	2,679	500,330
Enbridge, Inc.	5,150	273,612
Eni SpA	5,273	123,150
Equinor ASA	6,688	200,400
Exxon Mobil Corp.	3,082	470,005
Keyera Corp.	1,085	41,410
Kinder Morgan, Inc.	8,164	271,616
OMV AG	3,962	256,659
ONEOK, Inc.	4,581	379,169
Pembina Pipeline Corp.	2,340	102,843
TC Energy Corp.	1,348	86,619
The Williams Companies, Inc.	1,023	76,439
Whitecap Resources, Inc.	4,162	41,557
Woodside Energy Group, Ltd.	3,436	70,153
Financials 6.8%		7,754,842
Banks 3.3%
Banco BPM SpA	3,628	53,441
Banco de Sabadell SA	16,954	63,832
Bank of America Corp.	1,199	59,746
Bank of Montreal	489	70,375
BOC Hong Kong Holdings, Ltd.	39,814	227,726
CaixaBank SA	10,473	129,083
Canadian Imperial Bank of Commerce	1,584	160,008
21	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Credicorp, Ltd.	225	$77,936
First International Bank of Israel, Ltd.	764	65,739
HSBC Holdings PLC	4,472	83,586
ING Groep NV	5,859	169,049
Intesa Sanpaolo SpA	22,779	156,299
JPMorgan Chase & Co.	1,592	478,078
KBC Group NV	600	81,260
Mizrahi Tefahot Bank, Ltd.	2,293	171,797
Oversea-Chinese Banking Corp., Ltd.	16,100	272,463
Svenska Handelsbanken AB, A Shares	16,517	264,062
Swedbank AB, A Shares	2,793	107,288
The Bank of Nova Scotia	3,588	272,194
The Toronto-Dominion Bank	1,277	124,400
U.S. Bancorp	6,327	345,834
United Overseas Bank, Ltd.	7,300	212,995
Wells Fargo & Company	1,364	111,098
Capital markets 1.9%
Aberdeen Group PLC	17,974	53,260
Amundi SA (B)	648	61,815
Ares Capital Corp.	22,879	426,007
BlackRock, Inc.	134	142,473
CME Group, Inc.	1,176	375,732
IGM Financial, Inc.	3,446	171,435
Morgan Stanley	2,643	440,086
Partners Group Holding AG	102	113,348
S&P Global, Inc.	384	169,682
Schroders PLC	6,283	49,475
T. Rowe Price Group, Inc.	639	60,469
The Goldman Sachs Group, Inc.	74	63,608
Consumer finance 0.0%
OneMain Holdings, Inc.	769	42,310
Financial services 0.7%
Banca Mediolanum SpA	9,175	196,790
Mastercard, Inc., Class A	129	66,720
Mitsubishi HC Capital, Inc.	16,100	156,038
Poste Italiane SpA (B)	2,833	75,896
Unifin Financiera SAB de CV (H)(I)	64,472	0
Visa, Inc., Class A	814	260,594
Zenkoku Hosho Company, Ltd.	2,700	55,600
Insurance 0.9%
Admiral Group PLC	3,825	152,807
American Financial Group, Inc.	3,358	446,547
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	22

	Shares	Value
Financials (continued)
Insurance (continued)
MS&AD Insurance Group Holdings, Inc.	1,400	$39,013
The Progressive Corp.	574	122,641
Zurich Insurance Group AG	337	254,207
Health care 3.4%		3,890,238
Biotechnology 0.0%
Amgen, Inc.	193	74,915
Health care equipment and supplies 0.5%
Abbott Laboratories	2,793	324,966
Medtronic PLC	2,194	214,266
Health care providers and services 0.1%
UnitedHealth Group, Inc.	321	94,140
Pharmaceuticals 2.8%
AstraZeneca PLC	545	114,686
Bristol-Myers Squibb Company	6,883	429,293
Eli Lilly & Company	396	416,588
GSK PLC	4,838	143,753
Johnson & Johnson	1,974	490,401
Merck & Company, Inc.	2,717	336,419
Novartis AG	1,610	270,708
Novo Nordisk A/S, Class B	2,045	77,349
Pfizer, Inc.	17,801	492,198
Roche Holding AG	516	245,565
Sanofi SA	1,687	164,991
Industrials 3.3%		3,821,407
Aerospace and defense 0.2%
Carpenter Technology Corp.	206	82,002
Kongsberg Gruppen ASA	996	40,389
Rheinmetall AG	17	33,629
RTX Corp.	252	51,060
Air freight and logistics 0.5%
DHL Group	2,035	119,831
United Parcel Service, Inc., Class B	4,130	478,915
Construction and engineering 0.3%
Comfort Systems USA, Inc.	67	95,768
Kandenko Company, Ltd.	3,400	151,911
Obayashi Corp.	2,000	56,462
Electrical equipment 0.4%
Eaton Corp. PLC	327	122,926
Emerson Electric Company	690	104,018
Rockwell Automation, Inc.	118	48,079
23	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Schneider Electric SE	382	$124,841
Vertiv Holdings Company, Class A	319	81,310
Industrial conglomerates 0.3%
CK Hutchison Holdings, Ltd.	4,993	41,111
Hitachi, Ltd.	2,800	91,664
Jardine Matheson Holdings, Ltd.	1,600	131,904
Siemens AG	331	95,707
Machinery 0.7%
Amada Company, Ltd.	6,191	102,933
Cummins, Inc.	720	420,386
Komatsu, Ltd.	1,600	76,801
Parker-Hannifin Corp.	53	53,487
VAT Group AG (B)	49	34,559
Volvo AB, B Shares	3,258	126,764
Marine transportation 0.1%
Kawasaki Kisen Kaisha, Ltd.	2,400	38,584
Kuehne + Nagel International AG	385	89,581
Passenger airlines 0.1%
Exchange Income Corp.	908	72,344
Trading companies and distributors 0.7%
Fastenal Company	7,761	357,316
ITOCHU Corp.	11,300	163,611
Marubeni Corp.	3,500	133,937
Sumitomo Corp.	4,700	199,577
Information technology 6.7%		7,649,428
Communications equipment 0.4%
Cisco Systems, Inc.	6,069	482,243
Electronic equipment, instruments and components 0.1%
Amphenol Corp., Class A	443	64,705
Venture Corp., Ltd.	4,100	50,626
IT services 0.6%
Accenture PLC, Class A	1,057	220,617
Capgemini SE	275	34,754
IBM Corp.	1,619	388,900
Obic Company, Ltd.	3,296	88,766
Semiconductors and semiconductor equipment 3.6%
Advantest Corp.	500	86,585
Analog Devices, Inc.	546	194,261
Applied Materials, Inc.	715	266,195
ASML Holding NV	165	239,977
Broadcom, Inc.	2,088	667,220
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	24

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Disco Corp.	100	$48,081
KLA Corp.	65	99,096
Lam Research Corp.	928	217,050
Micron Technology, Inc.	637	262,680
NVIDIA Corp.	6,560	1,162,367
Qualcomm, Inc.	1,504	214,109
Texas Instruments, Inc.	2,070	439,068
Tokyo Electron, Ltd.	700	196,962
Software 1.6%
Constellation Software, Inc.	46	85,004
Intuit, Inc.	604	247,054
Microsoft Corp.	2,602	1,021,909
Open Text Corp.	2,338	57,917
Oracle Corp.	1,686	245,144
Oracle Corp. Japan	799	48,233
SAP SE	648	130,178
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	760	200,777
Brother Industries, Ltd.	3,595	74,258
Canon, Inc.	3,795	114,692
Materials 0.4%		489,505
Chemicals 0.2%
Tosoh Corp.	10,885	190,228
Construction materials 0.1%
Holcim, Ltd. (H)	1,216	111,788
Metals and mining 0.1%
Fortescue, Ltd.	9,362	140,629
Rio Tinto PLC	473	46,860
Real estate 1.6%		1,855,626
Health care REITs 0.1%
CareTrust REIT, Inc.	1,685	68,445
Hotel and resort REITs 0.1%
Invincible Investment Corp.	354	150,318
Industrial REITs 0.1%
Prologis, Inc.	464	66,152
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	9,402	59,654
Sino Land Company, Ltd.	62,161	101,323
Retail REITs 0.7%
Frasers Centrepoint Trust	68,600	124,179
25	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Retail REITs (continued)
Link REIT	11,665	$57,670
RioCan Real Estate Investment Trust	6,582	95,204
Simon Property Group, Inc.	2,340	477,009
SmartCentres Real Estate Investment Trust	3,207	65,290
Specialized REITs 0.5%
CubeSmart	1,357	55,827
Gaming and Leisure Properties, Inc.	7,522	367,901
Public Storage	198	60,798
VICI Properties, Inc.	3,504	105,856
Utilities 0.9%		1,023,366
Electric utilities 0.6%
Duke Energy Corp.	444	58,097
Edison International	923	68,985
Endesa SA	1,352	55,156
Entergy Corp.	645	69,086
NextEra Energy, Inc.	789	73,985
Power Assets Holdings, Ltd.	25,201	204,257
Redeia Corp. SA	4,739	88,100
The Southern Company	816	79,462
Gas utilities 0.2%
Snam SpA	24,404	189,492
Multi-utilities 0.1%

National Grid PLC	7,310	136,746
Preferred securities 3.1%		$3,582,352
(Cost $3,831,263)
Communication services 0.6%		671,911
Wireless telecommunication services 0.6%
Array Digital Infrastructure, Inc., 5.500% (C)	1,468	27,452
Array Digital Infrastructure, Inc., 6.250%	600	12,540
Telephone & Data Systems, Inc., 6.625%	20,125	445,769
T-Mobile USA, Inc., 6.250%	7,500	186,150
Financials 1.2%		1,372,140
Banks 0.4%
Bank of America Corp., 7.250%	100	124,301
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	12,775	328,956
Capital markets 0.3%
KKR & Company, Inc., 6.250%	7,000	277,830
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	26

	Shares	Value
Financials (continued)
Financial services 0.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	5,975	$153,438
Insurance 0.4%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	10,646	267,215
F&G Annuities & Life, Inc., 7.300% (C)	10,000	220,400
Industrials 0.1%		171,958
Trading companies and distributors 0.1%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	171,958
Information technology 0.4%		476,748
Software 0.4%
Strategy, Inc., 10.000% (C)	6,150	476,748
Real estate 0.2%		207,144
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	207,144
Utilities 0.6%		682,451
Electric utilities 0.6%
NextEra Energy, Inc., 7.299%	3,250	183,268
PG&E Corp., 6.000%	3,550	160,922
PPL Corp., 7.000%	3,500	175,035
The Southern Company, 4.200%	8,900	163,226

	Rate (%)	Maturity date	Shares	Value
Mandatory exchangeable notes 0.9%				$993,113
(Cost $1,001,865)
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Apple, Inc. (Issue Price: $277.14; Cap Price: $304.86) (I)	7.760	12-18-26	3,615	993,113

	Par value^	Value
Escrow certificates 0.0%		$52,243
(Cost $494,500)
Oriflame Investment Holding PLC (H)	200,000	15,193
Unifin Financiera SAB de CV (H)	475,000	37,050

27	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.7%				$8,841,118
(Cost $8,839,782)
U.S. Government 1.5%				1,777,006
U.S. Treasury Bill	3.722	07-09-26	1,800,000	1,777,006

	Yield (%)	Shares	Value
Short-term funds 6.2%			7,064,112
John Hancock Collateral Trust (J)	3.5447(K)	706,199	7,064,112

Total investments (Cost $109,451,881) 100.6%	$115,568,270
Other assets and liabilities, net (0.6%)	(735,582)
Total net assets 100.0%	$114,832,688

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $46,776,174 or 40.7% of the fund’s net assets as of 2-28-26.
(C)	All or a portion of this security is on loan as of 2-28-26.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Non-income producing - Issuer is in default.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,657,521.
(K)	The rate shown is the annualized seven-day yield as of 2-28-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	28

The fund had the following country composition as a percentage of net assets on 2-28-26:
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%
TOTAL	100.0%
29	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	110,000	USD	147,991	TD	3/18/2026	$254	—
USD	145,295	GBP	110,000	JPM	3/18/2026	—	$(2,950)
						$254	$(2,950)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	63.50	Mar 2026	13	1,300	$351	$(527)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	64.00	Mar 2026	7	700	147	(378)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	65.50	Mar 2026	12	1,200	360	(450)
							$858	$(1,355)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	60.00	Mar 2026	36	3,600	$3,351	$(594)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	60.50	Mar 2026	36	3,600	5,196	(1,728)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	62.00	Mar 2026	36	3,600	4,536	(4,140)
							$13,083	$(6,462)
							$13,941	$(7,817)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
UBS	FTSE 100 Index	GBP	10,650.00	Mar 2026	1	1	$14	$(368)
UBS	FTSE 100 Index	GBP	10,750.00	Mar 2026	3	3	133	(791)
UBS	Nikkei 225 Index	JPY	61,250.00	Mar 2026	250	250	182	(202)
UBS	Nikkei 225 Index	JPY	60,500.00	Mar 2026	250	250	327	(875)
UBS	Nikkei 225 Index	JPY	60,750.00	Mar 2026	244	244	624	(1,059)
							$1,280	$(3,295)
Exchange-traded	EURO STOXX 50 Index	EUR	6,225.00	Mar 2026	3	30	603	(493)
Exchange-traded	EURO STOXX 50 Index	EUR	6,200.00	Mar 2026	3	30	643	(1,549)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	30

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	6,350.00	Mar 2026	3	30	$693	$(477)
Exchange-traded	FTSE 100 Index	GBP	10,975.00	Mar 2026	1	10	383	(991)
Exchange-traded	S&P 500 Index	USD	7,150.00	Mar 2026	1	100	1,881	(13)
Exchange-traded	S&P 500 Index	USD	7,060.00	Mar 2026	2	200	4,015	(1,620)
Exchange-traded	S&P 500 Index	USD	7,120.00	Mar 2026	2	200	3,824	(1,640)
							$12,042	$(6,783)
Puts
UBS	FTSE 100 Index	GBP	10,300.00	Mar 2026	4	4	$649	$(9)
UBS	FTSE 100 Index	GBP	10,450.00	Mar 2026	4	4	605	(99)
UBS	Nikkei 225 Index	JPY	55,750.00	Mar 2026	243	243	1,973	(177)
UBS	Nikkei 225 Index	JPY	56,000.00	Mar 2026	238	238	1,895	(571)
UBS	Nikkei 225 Index	JPY	57,125.00	Mar 2026	239	239	1,674	(1,203)
							$6,796	$(2,059)
Exchange-traded	EURO STOXX 50 Index	EUR	6,000.00	Mar 2026	3	30	3,084	(583)
Exchange-traded	EURO STOXX 50 Index	EUR	5,950.00	Mar 2026	3	30	3,080	(943)
Exchange-traded	EURO STOXX 50 Index	EUR	6,100.00	Mar 2026	3	30	2,901	(2,636)
Exchange-traded	FTSE 100 Index	GBP	10,675.00	Mar 2026	1	10	1,732	(852)
Exchange-traded	S&P 500 Index	USD	6,930.00	Mar 2026	1	100	8,772	(8,670)
Exchange-traded	S&P 500 Index	USD	6,800.00	Mar 2026	1	100	13,333	(6,320)
Exchange-traded	S&P 500 Index	USD	6,875.00	Mar 2026	2	200	22,397	(20,597)
							$55,299	$(40,601)
							$75,417	$(52,738)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $109,702,694. Net unrealized appreciation aggregated to $5,802,325, of which $10,321,477 related to gross unrealized appreciation and $4,519,152 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
31	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $102,387,909) including $2,595,984 of securities loaned	$108,504,158
Affiliated investments, at value (Cost $7,063,972)	7,064,112
Total investments, at value (Cost $109,451,881)	115,568,270
Unrealized appreciation on forward foreign currency contracts	254
Foreign currency, at value (Cost $356,449)	362,565
Dividends and interest receivable	1,400,681
Receivable for fund shares sold	185,451
Receivable for investments sold	309,552
Receivable for securities lending income	3,974
Receivable from affiliates	899
Other assets	45,196
Total assets	117,876,842
Liabilities
Unrealized depreciation on forward foreign currency contracts	2,950
Written options, at value (Premiums received $89,358)	60,555
Payable for investments purchased	193,095
Payable for delayed-delivery securities purchased	62,220
Payable for fund shares repurchased	3,435
Payable upon return of securities loaned	2,655,838
Payable to affiliates
Accounting and legal services fees	3,309
Transfer agent fees	1,086
Trustees’ fees	282
Other liabilities and accrued expenses	61,384
Total liabilities	3,044,154
Net assets	$114,832,688
Net assets consist of
Paid-in capital	$115,696,547
Total distributable earnings (loss)	(863,859)
Net assets	$114,832,688
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	32

STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($10,375,078 ÷ 1,054,823 shares)[1]	$9.84
Class C ($941,586 ÷ 96,215 shares)[1]	$9.79
Class I ($2,019,029 ÷ 205,074 shares)	$9.85
Class R6 ($1,548,192 ÷ 157,026 shares)	$9.86
Class NAV ($99,948,803 ÷ 9,526,555 shares)	$10.49
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$10.30

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
33	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Interest	$2,542,923
Dividends	617,988
Dividends from affiliated investments	89,494
Securities lending	25,621
Less foreign taxes withheld	(17,051)
Total investment income	3,258,975
Expenses
Investment management fees	234,900
Distribution and service fees	14,437
Accounting and legal services fees	10,049
Transfer agent fees	6,086
Trustees’ fees	1,343
Custodian fees	30,960
State registration fees	31,903
Printing and postage	13,489
Professional fees	33,028
Other	7,548
Total expenses	383,743
Less expense reductions	(72,119)
Net expenses	311,624
Net investment income	2,947,351
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,437,514
Affiliated investments	451
Forward foreign currency contracts	(10,348)
Written options	388,258
1,815,875
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,271,885
Affiliated investments	(449)
Forward foreign currency contracts	11,091
Written options	8,216
2,290,743
Net realized and unrealized gain	4,106,618
Increase in net assets from operations	$7,053,969
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	34

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$2,947,351	$6,040,346
Net realized gain	1,815,875	4,156,055
Change in net unrealized appreciation (depreciation)	2,290,743	402,837
Increase in net assets resulting from operations	7,053,969	10,599,238
Distributions to shareholders
From earnings
Class A	(250,336)	(358,971)
Class C	(14,932)	(19,921)
Class I	(42,739)	(69,543)
Class R6	(41,921)	(76,019)
Class NAV	(2,707,156)	(5,738,360)
Total distributions	(3,057,084)	(6,262,814)
From fund share transactions	(1,396,550)	(7,229,717)
Total increase (decrease)	2,600,335	(2,893,293)
Net assets
Beginning of period	112,232,353	115,125,646
End of period	$114,832,688	$112,232,353
35	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$9.51	$9.17	$8.42	$8.65	$10.52	$9.86
Net investment income[2]	0.24	0.47	0.43	0.43	0.39	0.37
Net realized and unrealized gain (loss) on investments	0.35	0.39	0.79	(0.12)	(1.28)	0.84
Total from investment operations	0.59	0.86	1.22	0.31	(0.89)	1.21
Less distributions
From net investment income	(0.26)	(0.52)	(0.47)	(0.47)	(0.44)	(0.47)
From net realized gain	—	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.26)	(0.52)	(0.47)	(0.54)	(0.98)	(0.55)
Net asset value, end of period	$9.84	$9.51	$9.17	$8.42	$8.65	$10.52
Total return (%)[3,4]	6.30[5]	9.66	14.91	3.76	(9.20)	12.67
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$8	$6	$6	$4	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.01	1.00	0.99	0.95	1.00
Expenses including reductions	0.88[6]	0.88	0.89	0.89	0.89	0.89
Net investment income	4.94[6]	5.10	4.95	5.02	4.09	3.62
Portfolio turnover (%)	24	63	46	59	55	79

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	36

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$9.46	$9.12	$8.38	$8.60	$10.47	$9.81
Net investment income[2]	0.20	0.40	0.36	0.36	0.32	0.29
Net realized and unrealized gain (loss) on investments	0.35	0.38	0.78	(0.11)	(1.28)	0.84
Total from investment operations	0.55	0.78	1.14	0.25	(0.96)	1.13
Less distributions
From net investment income	(0.22)	(0.44)	(0.40)	(0.40)	(0.37)	(0.39)
From net realized gain	—	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.22)	(0.44)	(0.40)	(0.47)	(0.91)	(0.47)
Net asset value, end of period	$9.79	$9.46	$9.12	$8.38	$8.60	$10.47
Total return (%)[3,4]	5.92[5]	8.85	13.95	3.08	(9.88)	11.75
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[6]	$—[6]	$—[6]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76[7]	1.76	1.75	1.74	1.70	1.75
Expenses including reductions	1.63[7]	1.63	1.64	1.64	1.64	1.64
Net investment income	4.20[7]	4.32	4.20	4.20	3.35	2.87
Portfolio turnover (%)	24	63	46	59	55	79

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
37	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$9.52	$9.18	$8.43	$8.66	$10.54	$9.88
Net investment income[2]	0.25	0.50	0.45	0.44	0.42	0.40
Net realized and unrealized gain (loss) on investments	0.35	0.38	0.79	(0.11)	(1.29)	0.83
Total from investment operations	0.60	0.88	1.24	0.33	(0.87)	1.23
Less distributions
From net investment income	(0.27)	(0.54)	(0.49)	(0.49)	(0.47)	(0.49)
From net realized gain	—	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.27)	(0.54)	(0.49)	(0.56)	(1.01)	(0.57)
Net asset value, end of period	$9.85	$9.52	$9.18	$8.43	$8.66	$10.54
Total return (%)[3]	6.43[4]	9.94	15.19	4.03	(8.96)	12.83
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$—[5]	$—[5]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[6]	0.76	0.75	0.74	0.70	0.75
Expenses including reductions	0.63[6]	0.63	0.64	0.63	0.64	0.64
Net investment income	5.23[6]	5.44	5.20	5.11	4.50	3.87
Portfolio turnover (%)	24	63	46	59	55	79

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	38

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$9.53	$9.19	$8.44	$8.67	$10.55	$9.89
Net investment income[2]	0.25	0.50	0.46	0.46	0.43	0.41
Net realized and unrealized gain (loss) on investments	0.36	0.39	0.79	(0.12)	(1.29)	0.84
Total from investment operations	0.61	0.89	1.25	0.34	(0.86)	1.25
Less distributions
From net investment income	(0.28)	(0.55)	(0.50)	(0.50)	(0.48)	(0.51)
From net realized gain	—	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.28)	(0.55)	(0.50)	(0.57)	(1.02)	(0.59)
Net asset value, end of period	$9.86	$9.53	$9.19	$8.44	$8.67	$10.55
Total return (%)[3]	6.49[4]	10.05	15.30	4.14	(8.85)	12.95
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[5]	0.65	0.64	0.64	0.60	0.65
Expenses including reductions	0.53[5]	0.53	0.53	0.53	0.53	0.53
Net investment income	5.31[5]	5.46	5.31	5.37	4.60	3.99
Portfolio turnover (%)	24	63	46	59	55	79

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
39	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.13	$9.73	$8.91	$9.12	$11.04	$10.32
Net investment income[2]	0.27	0.53	0.49	0.48	0.45	0.43
Net realized and unrealized gain (loss) on investments	0.37	0.42	0.83	(0.12)	(1.35)	0.88
Total from investment operations	0.64	0.95	1.32	0.36	(0.90)	1.31
Less distributions
From net investment income	(0.28)	(0.55)	(0.50)	(0.50)	(0.48)	(0.51)
From net realized gain	—	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.28)	(0.55)	(0.50)	(0.57)	(1.02)	(0.59)
Net asset value, end of period	$10.49	$10.13	$9.73	$8.91	$9.12	$11.04
Total return (%)[3]	6.40[4]	10.12	15.29	4.17	(8.81)	13.00
Ratios and supplemental data
Net assets, end of period (in millions)	$100	$101	$107	$109	$118	$151
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[5]	0.65	0.64	0.63	0.59	0.64
Expenses including reductions	0.52[5]	0.52	0.52	0.52	0.52	0.52
Net investment income	5.31[5]	5.43	5.31	5.34	4.44	3.98
Portfolio turnover (%)	24	63	46	59	55	79

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	40

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
41	JOHN HANCOCK Multi-Asset High Income Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$224,028	—	$224,028	—
Foreign government obligations	723,930	—	723,930	—
Corporate bonds	62,812,920	—	62,812,920	—
Capital preferred securities	266,865	—	266,865	—
Term loans	1,490,007	—	1,490,007	—
Asset-backed securities	356,101	—	356,101	—
Common stocks	36,225,593	$24,310,854	11,914,739	—
Preferred securities	3,582,352	3,582,352	—	—
Mandatory exchangeable notes	993,113	—	—	$993,113
Escrow certificates	52,243	—	52,243	—
Short-term investments	8,841,118	7,064,112	1,777,006	—
Total investments in securities	$115,568,270	$34,957,318	$79,617,839	$993,113
Derivatives:
Assets
| JOHN HANCOCK Multi-Asset High Income Fund	42

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$254	—	$254	—
Liabilities
Forward foreign currency contracts	(2,950)	—	(2,950)	—
Written options	(60,555)	$(55,201)	(5,354)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
43	JOHN HANCOCK Multi-Asset High Income Fund |

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2026, the fund loaned securities valued at $2,595,984 and received $2,655,838 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
| JOHN HANCOCK Multi-Asset High Income Fund	44

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $273.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $3,368,354 and a long-term capital loss carryforward of $5,143,085 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
45	JOHN HANCOCK Multi-Asset High Income Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
| JOHN HANCOCK Multi-Asset High Income Fund	46

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $147,800 to $2.2 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended February 28, 2026, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $46,700 to $60,600, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$254	$(2,950)
Equity	Written options, at value	Written options	—	(60,555)
47	JOHN HANCOCK Multi-Asset High Income Fund |

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
			$254	$(63,505)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$(10,348)	—	$(10,348)
Equity	—	$388,258	388,258
Total	$(10,348)	$388,258	$377,910
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$11,091	—	$11,091
Equity	—	$8,216	8,216
Total	$11,091	$8,216	$19,307
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK Multi-Asset High Income Fund	48

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,947
Class C	419
Class I	976
Class	Expense reduction
Class R6	$933
Class NAV	63,844
Total	$72,119

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.29% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
49	JOHN HANCOCK Multi-Asset High Income Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,669 for the six months ended February 28, 2026. Of this amount, $250 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,419 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $173 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$11,314	$4,926
Class C	3,123	340
Class I	—	783
Class R6	—	37
Total	$14,437	$6,086
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Multi-Asset High Income Fund	50

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	238,731	$2,298,737	306,552	$2,862,295
Distributions reinvested	25,942	249,731	38,734	357,819
Repurchased	(95,152)	(919,705)	(104,535)	(965,373)
Net increase	169,521	$1,628,763	240,751	$2,254,741
Class C shares
Sold	49,475	$477,587	15,365	$142,131
Distributions reinvested	1,557	14,932	2,170	19,921
Repurchased	(1,744)	(16,568)	(21,220)	(193,895)
Net increase (decrease)	49,288	$475,951	(3,685)	$(31,843)
Class I shares
Sold	111,474	$1,079,078	168,737	$1,558,999
Distributions reinvested	4,432	42,739	7,535	69,543
Repurchased	(30,095)	(289,555)	(104,132)	(961,979)
Net increase	85,811	$832,262	72,140	$666,563
Class R6 shares
Sold	4,549	$44,999	77,971	$721,040
Distributions reinvested	4,348	41,921	8,213	76,019
Repurchased	(666)	(6,411)	(66,178)	(614,131)
Net increase	8,231	$80,509	20,006	$182,928
Class NAV shares
Sold	51,809	$535,627	52,081	$507,907
Distributions reinvested	264,092	2,707,156	585,002	5,738,360
Repurchased	(744,709)	(7,656,818)	(1,689,159)	(16,548,373)
Net decrease	(428,808)	$(4,414,035)	(1,052,076)	$(10,302,106)
Total net decrease	(115,957)	$(1,396,550)	(722,864)	$(7,229,717)
Affiliates of the fund owned 82% and 100% of shares of Class R6 and Class NAV, respectively, on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $24,874,243 and $25,207,486, respectively, for the six months ended February 28, 2026.
51	JOHN HANCOCK Multi-Asset High Income Fund |

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2026, funds within the John Hancock group of funds complex held 87.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	33.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	26.9%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	26.7%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	706,199	$6,415,977	$29,775,561	$(29,127,428)	$451	$(449)	$115,115	—	$7,064,112

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Multi-Asset High Income Fund	52

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
53	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244639	448SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Opportunistic Fixed Income Fund
Fixed income
February 28, 2026

John Hancock
Opportunistic Fixed Income Fund

2	Fund’s investments
51	Financial statements
55	Financial highlights
60	Notes to financial statements
75	Shareholder meeting
1	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 30.3%				$46,725,751
(Cost $46,238,331)
U.S. Government 8.7%				13,358,577
U.S. Treasury
Bond (A)	4.750	05-15-55	2,007,000	2,042,514
Bond	4.750	02-15-56	78,000	79,487
Inflation Protected Security	0.125	02-15-51	1,686,555	955,201
Inflation Protected Security	0.125	02-15-52	861,434	477,037
Inflation Protected Security	0.250	02-15-50	2,571,318	1,547,205
Inflation Protected Security	0.750	02-15-42	2,136,854	1,720,615
Inflation Protected Security	2.125	02-15-54	1,715,821	1,599,548
Inflation Protected Security	2.375	02-15-55	888,320	874,956
Note	3.500	12-15-28	77,400	77,630
Note	3.750	08-31-31	85,000	85,697
Note	4.125	02-15-36	80,000	81,063
Note (A)	4.250	05-15-35	3,722,100	3,817,624
U.S. Government Agency 21.6%				33,367,174
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	5.000	07-01-40	44,321	45,042
15 Yr Pass Thru	5.500	09-01-40	350,750	360,908
30 Yr Pass Thru	5.500	06-01-55	282,230	290,305
30 Yr Pass Thru	5.500	12-01-55	1,289,609	1,311,293
Federal National Mortgage Association
15 Yr Pass Thru (B)	3.500	TBA	175,000	171,131
15 Yr Pass Thru (B)	4.000	TBA	800,000	792,938
15 Yr Pass Thru (B)	4.500	TBA	1,532,000	1,538,044
15 Yr Pass Thru	5.000	08-01-40	134,440	136,542
15 Yr Pass Thru (B)	5.500	TBA	625,000	641,333
15 Yr Pass Thru	6.000	07-01-38	92,605	96,153
15 Yr Pass Thru	6.000	09-01-38	84,938	88,139
30 Yr Pass Thru (B)	2.000	TBA	1,350,000	1,118,443
30 Yr Pass Thru (B)	2.000	TBA	1,075,000	890,276
30 Yr Pass Thru (B)	2.500	TBA	711,000	615,709
30 Yr Pass Thru (B)	2.500	TBA	595,000	515,465
30 Yr Pass Thru (B)	3.000	TBA	488,000	441,564
30 Yr Pass Thru (B)	3.500	TBA	300,000	282,727
30 Yr Pass Thru (B)	3.500	TBA	150,000	141,445
30 Yr Pass Thru (B)	4.000	TBA	240,000	233,278
30 Yr Pass Thru (B)	4.000	TBA	469,000	456,286
30 Yr Pass Thru (B)	4.500	TBA	1,220,000	1,206,370
30 Yr Pass Thru (B)	4.500	TBA	150,000	148,207
30 Yr Pass Thru (B)	4.500	TBA	120,000	118,781
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	5.000	TBA		14,150,000	$14,214,114
30 Yr Pass Thru (B)	5.000	TBA		375,000	377,227
30 Yr Pass Thru (B)	5.500	TBA		491,000	498,902
30 Yr Pass Thru (B)	5.500	TBA		775,000	786,867
30 Yr Pass Thru (B)	6.000	TBA		1,255,000	1,287,306
30 Yr Pass Thru (B)	6.000	TBA		325,000	333,328
30 Yr Pass Thru (B)	6.000	TBA		185,000	189,878
30 Yr Pass Thru (B)	6.500	TBA		361,000	374,862
Government National Mortgage Association
30 Yr Pass Thru (B)	2.000	TBA		275,000	232,933
30 Yr Pass Thru (B)	2.500	TBA		1,966,000	1,734,484
30 Yr Pass Thru	2.500	10-20-51		74,509	65,770
30 Yr Pass Thru (B)	4.000	TBA		450,000	432,826
30 Yr Pass Thru (B)	4.500	TBA		5,000	4,939
30 Yr Pass Thru (B)	4.500	TBA		170,000	168,148
30 Yr Pass Thru (B)	5.000	TBA		280,000	280,984
30 Yr Pass Thru (B)	5.500	TBA		225,000	227,660

30 Yr Pass Thru (B)	5.500	TBA		510,000	516,567
Foreign government obligations 44.7%					$68,882,998
(Cost $66,889,401)
Argentina 0.2%					301,520
Republic of Argentina
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		400,000	301,520
Australia 3.8%					5,815,521
Commonwealth of Australia
Bond	1.000	12-21-30	AUD	5,460,000	3,343,023
Bond	1.750	06-21-51	AUD	4,970,000	1,848,950
Inflation-Linked Bond	1.272	02-21-50	AUD	1,025,000	623,548
Bahrain 0.1%					200,629
Kingdom of Bahrain
Bond (C)	7.100	02-03-38		200,000	200,629
Brazil 4.7%					7,253,277
Federative Republic of Brazil
Bill (D)	12.634	01-01-30	BRL	1,178,000	144,529
Note	6.000	05-15-35	BRL	4,558,000	3,829,599
Note	6.000	05-15-55	BRL	1,398,000	1,136,895
Note	10.000	01-01-27	BRL	507,000	98,106
Note	10.000	01-01-29	BRL	467,000	87,200
Note	10.000	01-01-31	BRL	3,536,000	628,394
Note	10.000	01-01-33	BRL	251,000	42,820
Note	10.000	01-01-35	BRL	7,743,000	1,285,734
3	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Chile 0.1%					$155,031
Republic of Chile
Bond (C)	4.700	09-01-30	CLP	25,000,000	29,116
Bond	5.000	03-01-35	CLP	55,000,000	63,740
Bond (C)	5.800	10-01-34	CLP	15,000,000	18,312
Bond	6.000	01-01-43	CLP	20,000,000	24,743
Bond (C)	6.200	10-01-40	CLP	15,000,000	19,120
Colombia 5.0%					7,753,633
Republic of Colombia
Bond	3.750	02-25-37	COP	4,330,365,033	879,473
Bond	5.000	09-19-32	EUR	110,000	126,118
Bond	5.625	02-19-36	EUR	315,000	353,473
Bond	6.250	07-09-36	COP	6,560,700,000	1,061,434
Bond	6.500	11-26-38	EUR	410,000	478,389
Bond	7.000	03-26-31	COP	27,800,000	5,587
Bond	7.000	06-30-32	COP	7,989,000,000	1,526,517
Bond	7.250	10-18-34	COP	594,700,000	108,504
Bond	7.750	09-18-30	COP	9,423,400,000	1,993,246
Bond	9.250	05-28-42	COP	707,300,000	134,398
Bond	11.500	07-25-46	COP	4,267,000,000	953,945
Bond	11.750	01-24-35	COP	399,800,000	97,199
Bond	13.250	02-09-33	COP	136,900,000	35,350
Czech Republic 3.5%					5,416,273
Czech Republic
Bond	1.200	03-13-31	CZK	760,000	32,878
Bond	1.500	04-24-40	CZK	970,000	32,180
Bond	1.950	07-30-37	CZK	960,000	36,549
Bond	2.000	10-13-33	CZK	3,620,000	152,587
Bond	3.000	03-03-33	CZK	460,000	21,056
Bond	3.500	05-30-35	CZK	105,080,000	4,847,811
Bond	3.500	05-30-35	CZK	1,200,000	55,361
Bond	4.200	12-04-36	CZK	780,000	37,541
Bond	4.250	10-24-34	CZK	370,000	18,135
Bond	4.500	11-11-32	CZK	1,050,000	52,769
Bond	4.900	04-14-34	CZK	460,000	23,605
Bond	5.300	09-19-35	CZK	2,010,000	105,801
Hungary 0.5%					747,720
Republic of Hungary
Bond	1.625	04-28-32	EUR	110,000	115,850
Bond	1.750	06-05-35	EUR	430,000	420,702
Bond	3.000	10-27-38	HUF	42,950,000	94,130
Bond	3.000	10-27-38	HUF	12,330,000	27,023
Bond	7.000	10-24-35	HUF	17,860,000	58,228
Bond	7.000	10-24-35	HUF	9,750,000	31,787
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Iceland 0.5%					$769,180
Republic of Iceland
Bond	6.500	02-15-38	ISK	94,475,000	769,180
India 2.9%					4,407,540
Republic of India
Bond	6.330	05-05-35	INR	100,980,000	1,085,390
Bond	6.790	10-07-34	INR	73,920,000	814,861
Bond	7.180	07-24-37	INR	4,080,000	45,882
Bond	7.240	08-18-55	INR	53,770,000	583,103
Bond	7.300	06-19-53	INR	173,290,000	1,878,304
Indonesia 0.9%					1,329,548
Republic of Indonesia
Bond	3.050	03-12-51		200,000	132,245
Bond	3.500	02-14-50		200,000	145,409
Bond	4.100	03-04-34	EUR	130,000	154,377
Bond	4.200	10-15-50		200,000	163,445
Bond	4.460	03-04-38	EUR	140,000	166,389
Bond	5.875	03-15-31	IDR	596,000,000	35,693
Bond	6.500	04-15-36	IDR	442,000,000	26,503
Bond	6.625	05-15-33	IDR	732,000,000	44,471
Bond	6.875	04-15-29	IDR	694,000,000	43,029
Bond	7.000	02-15-33	IDR	459,000,000	28,474
Bond	7.125	06-15-38	IDR	1,356,000,000	84,288
Bond	7.125	08-15-40	IDR	470,000,000	29,390
Bond	7.125	06-15-42	IDR	181,000,000	11,278
Bond	7.125	06-15-43	IDR	493,000,000	30,924
Bond	7.125	08-15-45	IDR	1,166,000,000	73,188
Bond	7.500	08-15-32	IDR	1,234,000,000	78,722
Bond	7.500	06-15-35	IDR	420,000,000	26,883
Bond	8.250	05-15-36	IDR	320,000,000	21,599
Bond	8.375	03-15-34	IDR	496,000,000	33,241
Japan 3.1%					4,839,388
Government of Japan
Bond	2.800	06-20-55	JPY	446,950,000	2,571,056
Bond	3.200	09-20-55	JPY	121,700,000	757,898
CPI-Linked Bond	0.005	03-10-35	JPY	243,981,070	1,510,434
Kazakhstan 0.1%					184,201
Republic of Kazakhstan
Bond	4.875	10-14-44		200,000	184,201
Malaysia 0.5%					742,730
Government of Malaysia
Bond	2.632	04-15-31	MYR	176,000	43,758
Bond	3.502	05-31-27	MYR	205,000	53,012
Bond	3.582	07-15-32	MYR	369,000	95,602
5	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Bond	3.757	05-22-40	MYR	210,000	$53,616
Bond	3.828	07-05-34	MYR	412,000	108,236
Bond	3.885	08-15-29	MYR	169,000	44,400
Bond	3.900	11-30-26	MYR	454,000	117,526
Bond	3.906	07-15-26	MYR	77,000	19,861
Bond	4.457	03-31-53	MYR	74,000	20,398
Bond	4.642	11-07-33	MYR	158,000	43,736
Bond	4.696	10-15-42	MYR	38,000	10,728
Bond	4.762	04-07-37	MYR	284,000	80,351
Bond	4.893	06-08-38	MYR	180,000	51,506
Mexico 1.4%					2,119,007
Government of Mexico
Bill (D)	7.106	02-04-27	MXN	6,138,650	334,000
Bill (D)	7.193	07-08-27	MXN	621,170	32,783
Bill (D)	7.343	10-28-27	MXN	6,629,650	341,603
Bond	3.875	05-16-31	EUR	110,000	130,471
Bond	4.875	05-16-36	EUR	265,000	316,074
Bond	5.375	05-16-40	EUR	220,000	263,006
Bond	7.500	05-26-33	MXN	298,400	16,522
Bond	7.750	05-29-31	MXN	3,602,400	206,405
Bond	7.750	11-13-42	MXN	1,422,900	72,863
Bond	8.000	02-21-36	MXN	3,155,300	175,165
Bond	8.000	11-07-47	MXN	1,209,600	62,585
Bond	8.000	07-31-53	MXN	924,000	47,433
Bond	8.000	04-29-55	MXN	773,200	39,532
Bond	8.500	11-18-38	MXN	1,438,200	80,565
New Zealand 4.2%					6,395,571
Government of New Zealand
Bond	1.500	05-15-31	NZD	9,885,000	5,301,279
Inflation-Linked Bond	3.293	09-20-50	NZD	720,000	456,393
Inflation-Linked Bond	3.345	09-20-40	NZD	820,000	637,899
Norway 6.0%					9,196,472
Kingdom of Norway
Bond (C)	1.250	09-17-31	NOK	35,360,000	3,217,322
Bond (C)	1.375	08-19-30	NOK	32,670,000	3,075,616
Bond (C)	1.750	09-06-29	NOK	15,325,000	1,495,474
Bond (C)	3.000	08-15-33	NOK	14,340,000	1,408,060
Paraguay 0.0%					46,324
Republic of Paraguay
Bond (C)	8.500	04-04-38	PYG	299,000,000	46,324
Peru 0.1%					152,053
Republic of Peru
Bond	5.350	08-12-40	PEN	102,000	26,820
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Peru (continued)
Bond	5.400	08-12-34	PEN	62,000	$18,417
Bond	6.900	08-12-37	PEN	45,000	14,028
Bond	6.950	08-12-31	PEN	105,000	35,056
Bond (C)	7.600	08-12-39	PEN	178,000	57,732
Poland 0.2%					326,673
Republic of Poland
Bond	1.750	04-25-32	PLN	131,000	31,454
Bond	5.000	10-25-34	PLN	440,000	124,901
Bond	5.000	10-25-35	PLN	304,000	85,540
Bond	6.000	10-25-33	PLN	279,000	84,778
Romania 0.5%					758,885
Republic of Romania
Bond	4.750	10-11-34	RON	460,000	96,109
Bond	6.700	02-25-32	RON	270,000	64,190
Bond	6.750	04-25-35	RON	260,000	62,355
Bond	6.750	07-11-39	EUR	335,000	429,489
Bond	7.650	07-27-31	RON	120,000	29,757
Bond	8.250	09-29-32	RON	300,000	76,985
South Africa 0.6%					900,634
Republic of South Africa
Bond	6.250	03-31-36	ZAR	2,734,000	149,787
Bond	7.000	02-28-31	ZAR	2,409,000	148,888
Bond	7.000	02-28-31	ZAR	1,430,000	88,381
Bond	8.250	03-31-32	ZAR	289,000	18,729
Bond	8.500	01-31-37	ZAR	2,122,000	135,669
Bond	8.750	01-31-44	ZAR	2,801,000	177,699
Bond	8.750	02-28-48	ZAR	1,087,000	69,126
Bond	9.000	01-31-40	ZAR	709,000	46,330
Bond	9.875	03-31-39	ZAR	952,000	66,025
South Korea 3.5%					5,365,531
Republic of Korea
Bond	2.625	06-10-35	KRW	6,138,970,000	3,982,985
Bond	3.250	12-10-35	KRW	2,022,670,000	1,382,546
Thailand 0.4%					683,955
Kingdom of Thailand
Bond	1.000	06-17-27	THB	990,000	31,840
Bond	1.585	12-17-35	THB	2,125,000	67,623
Bond	1.600	12-17-29	THB	605,000	19,811
Bond	1.600	06-17-35	THB	799,000	25,483
Bond	1.840	05-17-36	THB	853,000	27,758
Bond	2.000	06-17-42	THB	618,000	19,121
Bond	2.410	03-17-35	THB	2,063,000	70,623
Bond	2.800	06-17-34	THB	1,075,000	37,800
7	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Thailand (continued)
Bond	2.875	12-17-28	THB	2,194,000	$74,097
Bond	2.875	06-17-46	THB	703,000	23,455
Bond	2.980	06-17-45	THB	352,000	12,112
Bond	3.350	06-17-33	THB	5,888,000	213,949
Bond	3.450	06-17-43	THB	1,642,000	60,283
Turkey 0.4%					618,933
Republic of Turkey
Bond	5.300	01-08-31	TRY	9,833,950	226,744
Bond	6.120	09-11-30	TRY	7,651,976	173,284
Bond	26.200	10-05-33	TRY	5,994,320	125,899
Bond	27.700	09-27-34	TRY	1,569,000	34,891
Bond	30.000	09-12-29	TRY	2,612,000	58,115
United Arab Emirates 0.3%					517,246
Finance Department Government of Sharjah
Bond	4.000	07-28-50		200,000	135,052
Bond	4.375	03-10-51		200,000	143,379
Bond	4.625	01-17-31	EUR	100,000	119,458
Bond	4.625	02-13-32	EUR	100,000	119,357
United Kingdom 1.2%					1,853,507
United Kingdom of Great Britain
Bond	0.500	10-22-61	GBP	3,050,000	1,095,623
Inflation-Linked GILT	0.250	03-22-52	GBP	843,620	757,884
Uruguay 0.0%					32,016
Republic of Uruguay

Bond	9.750	07-20-33	UYU	1,079,500	32,016
Corporate bonds 17.5%					$26,965,436
(Cost $26,982,215)
Bermuda 0.1%					153,799
Transocean International, Ltd. (C)	8.750	02-15-30		147,000	153,799
Brazil 0.2%					264,639
BRF SA	5.750	09-21-50		200,000	164,786
Petrobras Global Finance BV	6.750	01-27-41		100,000	99,853
Canada 0.8%					1,203,558
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54		79,000	82,540
Bausch Health Companies, Inc. (C)(E)	4.875	06-01-28		25,000	23,266
Bell Canada (7.000% to 9-15-35, then 5 Year CMT + 2.363%)	7.000	09-15-55		41,000	43,396
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	122,611
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	$122,131
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		45,000	51,935
First Quantum Minerals, Ltd. (C)	6.375	02-15-36		200,000	200,626
Garda World Security Corp. (C)	6.000	06-01-29		3,000	2,932
goeasy, Ltd. (C)	6.875	05-15-30		10,000	8,789
goeasy, Ltd. (C)	6.875	02-15-31		80,000	69,004
goeasy, Ltd. (C)	7.375	10-01-30		145,000	128,546
Great Canadian Gaming Corp. (C)	8.750	11-15-29		16,000	16,262
Ontario Gaming GTA LP (C)	8.000	08-01-30		60,000	57,996
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%)	7.625	03-01-55		32,000	33,346
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55		82,000	86,531
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		121,000	121,577
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	32,070
Cayman Islands 0.0%					17,801
Azorra Finance, Ltd. (C)	7.250	01-15-31		14,000	14,612
Diamond Foreign Asset Company (C)	8.500	10-01-30		3,000	3,189
China 0.0%					35,507
CIFI Holdings Group Company, Ltd. (F)	4.375	04-12-27		200,000	19,000
Country Garden Holdings Company, Ltd. (0.000% Cash and 1.250% PIK)	1.250	12-31-36		204,081	15,561
Country Garden Holdings Company, Ltd. (0.000% Cash and 2.250% PIK)	2.250	12-31-34		11,472	946
Denmark 0.2%					362,727
AL Sydbank (3.625% to 3-5-29, then 3 month EURIBOR + 1.450%)	3.625	03-05-30	EUR	100,000	120,472
Jyske Bank A/S (3.500% to 11-19-30, then 1 Year EURIBOR ICE Swap Rate + 1.270%)	3.500	11-19-31	EUR	100,000	119,912
9	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Denmark (continued)
Spar Nord Bank A/S (4.125% to 10-1-29, then 1 Year EURIBOR ICE Swap Rate + 1.850%)	4.125	10-01-30	EUR	100,000	$122,343
France 0.2%					366,325
Societe Generale SA (6.125% to 9-17-32, then 5 Year EURIBOR ICE Swap Rate + 3.779%) (G)	6.125	03-17-32	EUR	200,000	244,761
Sogecap SA (6.250% to 1-8-36, then 5 Year EURIBOR ICE Swap Rate + 3.753%) (G)	6.250	07-08-35	EUR	100,000	121,564
Greece 0.3%					493,422
CrediaBank SA (9.375% to 1-13-31, then 5 Year EURIBOR ICE Swap Rate + 7.277%) (G)	9.375	01-31-31	EUR	100,000	127,752
Eurobank SA (4.000% to 2-7-35, then 1 Year EURIBOR ICE Swap Rate + 1.700%)	4.000	02-07-36	EUR	100,000	119,615
Piraeus Bank SA (6.750% to 12-30-30, then 5 Year EURIBOR ICE Swap Rate + 4.596%) (G)	6.750	12-30-30	EUR	200,000	246,055
Indonesia 0.2%					361,361
Pertamina Persero PT	4.700	07-30-49		200,000	167,886
Pertamina Persero PT	5.625	05-20-43		200,000	193,475
Ireland 0.3%					463,752
BMS Ireland Capital Funding DAC	4.581	11-10-55	EUR	380,000	447,924
TrueNoord Capital DAC (C)	8.750	03-01-30		15,000	15,828
Italy 0.5%					717,239
BPER Banca SpA (5.875% to 3-19-31, then 5 Year EURIBOR ICE Swap Rate + 3.572%) (G)	5.875	03-19-31	EUR	400,000	478,112
Intesa Sanpaolo SpA (8.248% to 11-21-32, then 1 Year CMT + 4.400%) (C)(E)	8.248	11-21-33		200,000	239,127
Japan 0.1%					170,683
Sumitomo Mitsui Financial Group, Inc. (5.334% to 3-3-36, then 5 Year CMT + 1.300%)	5.334	03-03-41		170,000	170,683
Malta 0.0%					19,617
VistaJet Malta Finance PLC (C)	6.375	02-01-30		10,000	9,303
VistaJet Malta Finance PLC (C)	9.500	06-01-28		10,000	10,314
Netherlands 0.1%					112,031
IPD 3 BV	5.500	06-15-31	EUR	100,000	112,031
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Saudi Arabia 0.3%					$405,631
Saudi Arabian Oil Company	5.750	07-17-54		200,000	194,859
Saudi Arabian Oil Company	6.375	06-02-55		200,000	210,772
Singapore 0.3%					519,292
IBM International Capital Pte, Ltd.	5.300	02-05-54		215,000	199,859
Temasek Financial I, Ltd.	2.250	04-06-51		250,000	157,675
Temasek Financial I, Ltd.	2.750	08-02-61		250,000	161,758
Spain 0.3%					440,168
Banco Santander SA	4.551	11-06-30		200,000	201,597
Unicaja Banco SA (4.875% to 5-18-27, then 5 Year Euro Swap Rate + 5.020%) (G)	4.875	11-28-26	EUR	200,000	238,571
Supranational 0.2%					353,398
Asian Development Bank (D)	5.630	11-10-40	PLN	100,000	12,365
Asian Infrastructure Investment Bank	6.900	10-23-34	INR	3,300,000	36,153
Asian Infrastructure Investment Bank	6.960	01-14-35	INR	7,500,000	80,826
European Bank for Reconstruction & Development	6.750	03-14-31	INR	5,000,000	54,529
European Bank for Reconstruction & Development	6.875	07-30-31	INR	4,400,000	48,009
Inter-American Development Bank	6.750	01-22-36	INR	7,000,000	74,595
International Bank for Reconstruction & Development	6.500	10-01-37	INR	4,500,000	46,921
Switzerland 0.1%					120,376
UBS Switzerland AG	3.146	06-21-31	EUR	100,000	120,376
United Arab Emirates 0.1%					123,242
DP World, Ltd.	6.850	07-02-37		110,000	123,242
United Kingdom 0.6%					920,904
Azule Energy Finance PLC (C)	8.625	01-22-33		200,000	201,161
Bellis Acquisition Company PLC	8.000	07-01-31	EUR	100,000	112,401
Howden UK Refinance PLC (C)	8.125	02-15-32		200,000	191,486
INEOS Finance PLC	6.375	04-15-29	EUR	100,000	106,827
LSEG Finance PLC (C)	3.200	04-06-41		200,000	155,569
Metro Bank Holdings PLC (12.000% to 4-30-28, then 1 Year United Kingdom GILT Rate + 7.814%)	12.000	04-30-29	GBP	100,000	153,460
United States 12.6%					19,339,964
AbbVie, Inc. (B)	5.550	03-15-56		45,000	45,277
AbbVie, Inc. (B)	5.650	03-15-66		130,000	130,865
Acadia Healthcare Company, Inc. (C)(E)	5.000	04-15-29		157,000	153,774
Acadia Healthcare Company, Inc. (C)(E)	7.375	03-15-33		7,000	7,226
11	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Acrisure LLC (C)	6.000	08-01-29		8,000	$7,466
Acrisure LLC (C)	6.750	07-01-32		60,000	58,845
Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (G)	4.125	12-15-26		65,000	64,448
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (C)(G)	5.250	06-15-26		48,000	47,971
Albertsons Companies, Inc. (C)	5.750	03-31-34		130,000	129,354
Alexandria Real Estate Equities, Inc.	5.250	03-15-36		65,000	65,041
Alliant Holdings Intermediate LLC (C)	6.500	10-01-31		60,000	60,329
Alliant Holdings Intermediate LLC (C)(E)	7.375	10-01-32		60,000	59,327
Allied Universal Holdco LLC (C)	6.875	06-15-30		5,000	5,204
Allied Universal Holdco LLC (C)	7.875	02-15-31		7,000	7,396
Alphabet, Inc.	4.375	11-06-64	EUR	400,000	457,120
Alphabet, Inc.	5.250	05-15-55		120,000	116,791
Alphabet, Inc.	5.300	05-15-65		125,000	118,525
Alphabet, Inc.	5.700	11-15-75		105,000	104,931
Alphabet, Inc.	5.750	02-15-66		400,000	407,346
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	200,360
Amazon.com, Inc.	3.250	05-12-61		290,000	186,332
Amazon.com, Inc.	4.100	04-13-62		165,000	127,711
Amazon.com, Inc.	4.250	08-22-57		155,000	125,004
Amazon.com, Inc.	5.550	11-20-65		160,000	156,641
American Axle & Manufacturing, Inc. (C)	7.750	10-15-33		115,000	116,879
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55		35,000	34,706
AmeriGas Partners LP (C)	9.375	06-01-28		170,000	175,709
AmWINS Group, Inc. (C)	4.875	06-30-29		65,000	63,108
Antero Midstream Partners LP (C)	6.625	02-01-32		18,000	18,709
Aon Corp.	3.900	02-28-52		170,000	127,380
Aon North America, Inc.	5.750	03-01-54		65,000	64,337
Apple, Inc.	2.400	08-20-50		210,000	126,185
Apple, Inc.	2.550	08-20-60		225,000	126,728
AppLovin Corp.	5.950	12-01-54		175,000	168,159
Ares Capital Corp. (E)	5.800	03-08-32		65,000	64,705
Ares Strategic Income Fund (C)	5.550	04-15-31		65,000	63,829
Arthur J. Gallagher & Company	3.500	05-20-51		90,000	62,525
Arthur J. Gallagher & Company	5.750	07-15-54		65,000	63,828
Arthur J. Gallagher & Company	6.750	02-15-54		60,000	65,630
Asurion LLC (C)	8.000	12-31-32		12,000	12,604
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Asurion LLC (C)	8.375	02-01-34	5,000	$4,976
AT&T, Inc.	3.500	09-15-53	180,000	122,790
AT&T, Inc.	6.000	04-30-56	130,000	131,122
AthenaHealth Group, Inc. (C)	6.500	02-15-30	15,000	14,104
Athene Holding, Ltd.	3.450	05-15-52	100,000	61,819
Athene Holding, Ltd.	3.950	05-25-51	150,000	102,702
Athene Holding, Ltd.	6.625	05-19-55	110,000	107,636
Athene Holding, Ltd. (6.875% to 6-28-35, then 5 Year CMT + 2.582%)	6.875	06-28-55	105,000	101,130
Avantor Funding, Inc. (C)	3.875	11-01-29	130,000	124,104
Avis Budget Car Rental LLC (C)(E)	8.375	06-15-32	129,000	126,854
Baldwin Insurance Group Holdings LLC (C)(E)	7.125	05-15-31	60,000	60,197
Black Pearl Compute LLC (C)	6.125	02-15-31	3,000	3,070
Block Communications, Inc. (C)	10.250	03-01-31	73,000	67,124
Block, Inc. (C)	6.000	08-15-33	125,000	127,023
Block, Inc.	6.500	05-15-32	60,000	61,726
Brandywine Operating Partnership LP	6.125	01-15-31	65,000	61,680
Brown & Brown, Inc. (E)	4.950	03-17-52	70,000	60,110
Brown & Brown, Inc.	6.250	06-23-55	120,000	122,551
CCO Holdings LLC (C)	4.750	02-01-32	39,000	36,267
CCO Holdings LLC (C)	5.375	06-01-29	2,000	1,995
CCO Holdings LLC (C)	7.000	02-01-33	5,000	5,112
Champ Acquisition Corp. (C)	8.375	12-01-31	26,000	27,649
Cipher Compute LLC (C)(E)	7.125	11-15-30	11,000	11,466
Cisco Systems, Inc.	5.300	02-26-54	65,000	63,236
Cisco Systems, Inc.	5.350	02-26-64	65,000	62,375
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (G)	6.625	02-15-31	30,000	31,013
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (G)	7.625	11-15-28	33,000	34,974
Clarios Global LP (C)	6.750	09-15-32	10,000	10,380
Clearway Energy Operating LLC (C)	5.750	01-15-34	11,000	11,145
Cloud Software Group, Inc. (C)(E)	6.625	08-15-33	125,000	117,975
Cloud Software Group, Inc. (C)	8.250	06-30-32	75,000	75,063
Cloud Software Group, Inc. (C)	9.000	09-30-29	70,000	68,547
Clydesdale Acquisition Holdings, Inc. (C)	6.750	04-15-32	65,000	65,491
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	72,000	71,227
Comcast Corp.	2.887	11-01-51	230,000	138,837
Comcast Corp.	2.937	11-01-56	195,000	113,718
13	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Comcast Corp.	2.987	11-01-63	110,000	$61,297
Comcast Corp. (E)	5.650	06-01-54	130,000	125,366
Comcast Corp. (E)	6.050	05-15-55	120,000	122,875
Community Health Systems, Inc. (C)	4.750	02-15-31	38,000	34,865
Community Health Systems, Inc. (C)(E)	6.875	04-15-29	12,000	11,592
Conagra Brands, Inc.	5.400	11-01-48	110,000	98,634
Concentra Health Services, Inc. (C)	6.875	07-15-32	5,000	5,221
Cougar JV Subsidiary LLC (C)	8.000	05-15-32	16,000	17,041
Cox Communications, Inc. (C)	5.800	12-15-53	65,000	56,738
Cox Communications, Inc. (C)	5.950	09-01-54	140,000	125,523
CP Atlas Buyer, Inc. (C)	9.750	07-15-30	68,000	68,065
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (C)	12.750	01-15-31	23,613	21,204
CrossCountry Intermediate HoldCo LLC (C)	6.500	10-01-30	5,000	4,980
CrossCountry Intermediate HoldCo LLC (C)	6.750	12-01-32	115,000	113,822
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	48,000	50,488
Deluxe Corp. (C)	8.125	09-15-29	10,000	10,489
Diamondback Energy, Inc.	5.750	04-18-54	58,000	56,607
DIRECTV Financing LLC (C)	10.000	02-15-31	13,000	13,296
Discovery Global Holdings, Inc.	4.279	03-15-32	5,000	4,594
Discovery Global Holdings, Inc.	5.050	03-15-42	8,000	5,620
DISH DBS Corp. (C)	5.750	12-01-28	4,000	3,871
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	134,000	133,350
DuPont de Nemours, Inc.	5.319	11-15-38	65,000	65,988
EchoStar Corp.	6.750	11-30-30	24,668	24,983
Eli Lilly & Company	4.875	02-27-53	70,000	64,440
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	63,000	67,587
EQT Corp.	4.750	01-15-31	10,000	10,142
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	60,000	63,341
Eversource Energy (6.100% to 8-15-31, then 5 Year CMT + 2.521%)	6.100	08-15-56	205,000	205,935
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%)	6.350	08-15-56	205,000	206,307
EZCORP, Inc. (C)	7.375	04-01-32	25,000	26,773
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Fidelity National Information Services, Inc.	3.100	03-01-41	85,000	$63,147
Flowers Foods, Inc.	5.750	03-15-35	65,000	64,397
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	80,000	52,622
Focus Financial Partners LLC (C)	6.750	09-15-31	60,000	59,684
Fortress Intermediate 3, Inc. (C)	7.500	06-01-31	195,000	190,644
Freedom Mortgage Holdings LLC (C)	6.875	05-01-31	65,000	62,692
Freedom Mortgage Holdings LLC (C)	9.125	05-15-31	17,000	17,597
Gartner, Inc.	5.600	11-20-35	65,000	62,275
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	100,000	100,542
Global Atlantic Financial Company (C)	6.750	03-15-54	36,000	34,210
Go Daddy Operating Company LLC (C)	3.500	03-01-29	65,000	60,809
HA Sustainable Infrastructure Capital, Inc. (7.125% to 11-15-31, then 5 Year CMT + 3.478%)	7.125	11-15-56	40,000	39,989
HA Sustainable Infrastructure Capital, Inc. (8.000% to 6-1-31, then 5 Year CMT + 4.301%)	8.000	06-01-56	85,000	89,536
Hewlett Packard Enterprise Company	6.350	10-15-45	120,000	123,260
HP, Inc. (E)	6.000	09-15-41	120,000	120,351
HUB International, Ltd. (C)	7.250	06-15-30	60,000	61,887
HUB International, Ltd. (C)(E)	7.375	01-31-32	60,000	61,069
Hudson Pacific Properties LP	3.250	01-15-30	80,000	66,486
Hudson Pacific Properties LP (E)	4.650	04-01-29	70,000	62,300
Humana, Inc.	3.950	08-15-49	140,000	102,314
Humana, Inc.	5.500	03-15-53	120,000	108,207
Humana, Inc.	5.550	05-01-35	180,000	183,165
Humana, Inc.	5.750	04-15-54	115,000	107,432
IBM Corp.	4.900	07-27-52	115,000	101,568
Idaho Power Company	4.850	03-01-36	130,000	130,117
Industrial F&B Investments III, Inc. (C)	7.750	02-11-33	3,000	3,079
Insight Enterprises, Inc. (C)	6.625	05-15-32	125,000	125,313
Intel Corp.	5.600	02-21-54	46,000	43,442
Intercontinental Exchange, Inc.	3.000	06-15-50	95,000	62,537
Intuit, Inc. (E)	5.500	09-15-53	65,000	61,518
Jane Street Group (C)	6.750	05-01-33	17,000	17,494
JetBlue Airways Corp. (C)(E)	9.875	09-20-31	12,000	12,195
Kaiser Aluminum Corp. (C)	5.875	03-01-34	15,000	15,167
Kilroy Realty LP	5.875	10-15-35	120,000	118,296
15	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Kilroy Realty LP	6.250	01-15-36	60,000	$61,247
Kraft Heinz Foods Company	4.375	06-01-46	75,000	61,560
LBM Acquisition LLC (C)	9.500	06-15-31	120,000	111,924
LCM Investments Holdings II LLC (C)	8.250	08-01-31	8,000	8,409
Level 3 Financing, Inc. (C)	6.875	06-30-33	15,000	15,535
Level 3 Financing, Inc. (C)	8.500	01-15-36	79,000	82,255
Lincoln National Corp.	5.350	11-15-35	125,000	122,039
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (E)(G)	9.250	12-01-27	65,000	69,354
Macy’s Retail Holdings LLC	5.125	01-15-42	10,000	8,307
Macy’s Retail Holdings LLC (C)(E)	6.125	03-15-32	5,000	5,036
Marsh & McLennan Companies, Inc.	5.450	03-15-53	65,000	62,553
Marsh & McLennan Companies, Inc.	5.700	09-15-53	125,000	124,939
Mastercard, Inc.	3.650	06-01-49	85,000	65,479
Matador Resources Company (C)	6.500	04-15-32	75,000	76,595
Medline Borrower LP (C)	5.250	10-01-29	28,000	27,998
Merck & Company, Inc.	5.700	12-04-65	65,000	65,255
Meta Platforms, Inc.	4.650	08-15-62	170,000	138,143
Meta Platforms, Inc.	5.400	08-15-54	125,000	118,017
Meta Platforms, Inc.	5.625	11-15-55	170,000	166,400
Meta Platforms, Inc.	5.750	11-15-65	320,000	311,741
MetLife, Inc.	5.000	07-15-52	140,000	126,333
MetLife, Inc. (5.850% to 3-15-36, then 5 Year CMT + 1.817%)	5.850	03-15-56	130,000	129,083
Microsoft Corp.	2.500	09-15-50	210,000	129,626
Microsoft Corp.	2.525	06-01-50	210,000	130,753
Microsoft Corp.	2.675	06-01-60	340,000	196,846
Microsoft Corp.	3.041	03-17-62	100,000	62,860
Microsoft Corp.	3.950	08-08-56	80,000	63,552
Microsoft Corp.	4.000	02-12-55	75,000	60,686
Miter Brands Acquisition Holdco, Inc. (C)	6.750	04-01-32	60,000	60,600
MSCI, Inc.	5.150	03-15-36	130,000	128,819
MSCI, Inc.	5.250	09-01-35	65,000	65,082
Nasdaq, Inc.	3.250	04-28-50	235,000	161,153
Navient Corp. (E)	7.875	06-15-32	120,000	111,625
Neptune Bidco US, Inc. (C)	9.500	02-15-33	65,000	63,621
NVIDIA Corp.	3.500	04-01-50	85,000	64,880
OneMain Finance Corp.	6.750	09-15-33	130,000	129,027
Open Text Holdings, Inc. (C)	4.125	02-15-30	161,000	145,096
Open Text Holdings, Inc. (C)(E)	4.125	12-01-31	80,000	69,880
Oracle Corp.	3.600	04-01-50	160,000	100,084
Oracle Corp.	3.850	04-01-60	100,000	60,834
Oracle Corp.	6.850	02-04-66	65,000	62,271
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	16

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56		70,000	$68,798
Panther Escrow Issuer LLC (C)	7.125	06-01-31		120,000	122,082
Paramount Global	4.375	03-15-43		51,000	32,166
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62		65,000	51,025
PayPal Holdings, Inc. (E)	5.050	06-01-52		140,000	125,968
Penn Entertainment, Inc. (C)	4.125	07-01-29		15,000	14,157
PennyMac Financial Services, Inc. (C)	6.750	02-15-34		120,000	118,639
Permian Resources Operating LLC (C)	7.000	01-15-32		7,000	7,347
Petco Health & Wellness Company, Inc. (C)	8.250	02-01-31		27,000	26,369
Phillips 66 Company (5.875% to 3-15-31, then 5 Year CMT + 2.283%)	5.875	03-15-56		44,000	44,239
Planet Financial Group LLC (C)	10.500	12-15-29		64,000	61,793
Qualcomm, Inc.	4.500	05-20-52		75,000	63,609
Quikrete Holdings, Inc. (C)	6.375	03-01-32		5,000	5,196
Raven Acquisition Holdings LLC (C)	6.875	11-15-31		65,000	62,565
Reinsurance Group of America, Inc. (6.375% to 9-15-36, then 5 Year CMT + 2.344%)	6.375	09-15-56		80,000	80,078
Rocket Software, Inc. (C)(E)	6.500	02-15-29		288,000	241,115
Rocket Software, Inc. (C)	9.000	11-28-28		8,000	7,800
Rockies Express Pipeline LLC (C)	6.750	03-15-33		15,000	15,801
Ryan Specialty LLC (C)	4.375	02-01-30		65,000	63,227
Ryan Specialty LLC (C)	5.875	08-01-32		125,000	125,944
Salesforce, Inc.	2.700	07-15-41		170,000	120,745
Salesforce, Inc.	2.900	07-15-51		195,000	119,352
Salesforce, Inc.	3.050	07-15-61		105,000	61,141
Scripps Escrow II, Inc. (C)	3.875	01-15-29		10,000	9,433
Scripps Escrow II, Inc. (C)	5.375	01-15-31		5,000	3,922
Sempra (6.375% to 4-1-31, then 5 Year CMT + 2.632%)	6.375	04-01-56		55,000	56,316
Shift4 Payments, Inc.	5.500	05-15-33	EUR	100,000	116,801
Shift4 Payments, Inc. (C)	6.750	08-15-32		70,000	68,516
Sixth Street Lending Partners	6.125	07-15-30		65,000	65,810
Sixth Street Specialty Lending, Inc. (E)	5.625	08-15-30		60,000	59,620
SM Energy Company (C)	6.750	08-01-29		15,000	15,337
Solventum Corp.	5.900	04-30-54		60,000	59,885
Specialty Building Products Holdings LLC (C)	7.750	10-15-29		7,000	6,751
17	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
SS&C Technologies, Inc. (C)	6.500	06-01-32	125,000	$127,407
Staples, Inc. (C)	10.750	09-01-29	21,000	19,269
Star Parent, Inc. (C)	9.000	10-01-30	135,000	137,020
Stonebriar ABF Issuer LLC (C)	8.125	12-15-30	24,000	25,232
Sunoco LP (C)	4.625	05-01-30	10,000	9,784
Sunoco LP (C)	7.000	05-01-29	5,000	5,186
Talos Production, Inc. (C)	9.375	02-01-31	10,000	10,640
Tenet Healthcare Corp. (C)	6.000	11-15-33	22,000	22,735
Tenet Healthcare Corp.	6.750	05-15-31	15,000	15,574
The Allstate Corp.	3.850	08-10-49	130,000	99,834
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (G)	3.700	03-20-26	36,000	35,980
The Bank of New York Mellon Corp. (5.625% to 3-20-31, then 5 Year CMT + 2.034%) (G)	5.625	03-20-31	125,000	124,976
The Dow Chemical Company	5.600	02-15-54	120,000	103,881
The EW Scripps Company (C)	9.875	08-15-30	95,000	95,393
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (G)	3.650	08-10-26	33,000	32,871
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (G)	7.500	02-10-29	24,000	25,658
The Hertz Corp. (C)	5.000	12-01-29	2,000	1,039
The Hertz Corp. (C)	12.625	07-15-29	3,000	2,766
The Michaels Companies, Inc. (C)	8.500	03-15-33	12,000	11,672
The Michaels Companies, Inc. (C)	11.000	03-15-34	4,000	3,739
The Progressive Corp.	3.950	03-26-50	80,000	63,066
The Williams Companies, Inc.	5.950	03-15-56	100,000	101,519
UKG, Inc. (C)	6.875	02-01-31	135,000	130,970
UnitedHealth Group, Inc.	3.750	10-15-47	80,000	61,474
UnitedHealth Group, Inc.	4.250	04-15-47	75,000	62,380
UnitedHealth Group, Inc.	5.875	02-15-53	65,000	66,105
Unum Group	6.000	06-15-54	65,000	64,074
USA Compression Partners LP (C)	6.250	10-01-33	15,000	15,254
UWM Holdings LLC (C)	6.250	03-15-31	130,000	125,602
Venture Global Plaquemines LNG LLC (C)	6.125	12-15-30	5,000	5,194
Venture Global Plaquemines LNG LLC (C)	6.500	06-15-34	10,000	10,500
Verizon Communications, Inc.	5.875	11-30-55	165,000	166,105
Verizon Communications, Inc.	6.000	11-30-65	115,000	115,442
Versant Media Group, Inc. (C)	7.250	01-30-31	5,000	5,117
Virginia Electric & Power Company	5.550	08-15-54	65,000	63,481
VoltaGrid LLC (C)	7.375	11-01-30	7,000	7,309
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	18

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
VT Topco, Inc. (C)(E)	8.500	08-15-30		60,000	$59,605
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (G)	3.900	03-15-26		33,000	32,966
Wells Fargo & Company (5.013% to 4-4-50, then 3 month CME SOFR + 4.502%)	5.013	04-04-51		140,000	128,078
Willis North America, Inc.	5.900	03-05-54		120,000	118,776
Windsor Holdings III LLC (C)	8.500	06-15-30		15,000	15,730

WULF Compute LLC (C)	7.750	10-15-30		11,000	11,649
Convertible bonds 9.6%					$14,922,108
(Cost $14,634,451)
Australia 0.0%					11,531
IREN, Ltd. (C)	1.000	06-01-33		6,000	6,018
IREN, Ltd. (C)(D)	4.511	07-01-31		7,000	5,513
Canada 0.0%					62,352
Advantage Energy, Ltd. (C)	5.000	06-30-29	CAD	70,000	53,938
IMAX Corp. (C)	0.750	11-15-30		7,000	8,414
Cayman Islands 0.0%					34,521
Seagate HDD Cayman	3.500	06-01-28		7,000	34,521
China 0.3%					467,332
Alibaba Group Holding, Ltd.	0.500	06-01-31		28,000	43,148
Alibaba Group Holding, Ltd., Zero Coupon	0.000	09-15-32		10,000	10,255
Baidu, Inc. (D)	1.095	03-12-32		200,000	187,100
Country Garden Holdings Company, Ltd. (D)	48.454	12-31-34		6,177	179
H World Group, Ltd.	3.000	05-01-26		15,000	21,975
JD.com, Inc.	0.250	06-01-29		202,000	199,677
Li Auto, Inc.	0.250	05-01-28		5,000	4,998
Denmark 0.0%					10,511
Ascendis Pharma A/S	2.250	04-01-28		7,000	10,511
France 0.0%					28,808
Accor SA	0.700	12-07-27	EUR	42,000	28,808
Hong Kong 0.2%					236,320
Anllian Capital 2, Ltd., Zero Coupon	0.000	12-05-29	EUR	200,000	236,320
India 0.2%					276,459
MakeMyTrip, Ltd. (C)(D)	2.561	07-01-30		309,000	276,459
Israel 0.2%					241,104
Wix.com, Ltd. (C)(D)	4.241	09-15-30		292,000	241,104
19	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Japan 0.1%					$149,842
Nxera Pharma Company, Ltd.	0.250	12-14-28	JPY	30,000,000	149,842
Luxembourg 0.1%					80,457
Arrival SA (C)(F)	3.500	12-01-26		170,000	17
Mitsubishi UFJ Investor Services & Banking Luxembourg SA (3 month EURIBOR + 4.500%) (H)	6.534	12-15-50	EUR	100,000	80,440
Singapore 0.0%					15,840
Trip.com Group, Ltd.	0.750	06-15-29		15,000	15,840
Spain 0.1%					216,998
Cellnex Telecom SA	0.750	11-20-31	EUR	200,000	216,998
United Kingdom 0.1%					217,650
Immunocore Holdings PLC (E)	2.500	02-01-30		240,000	217,650
United States 8.3%					12,872,383
3D Systems Corp. (D)	13.174	11-15-26		6,000	5,487
Advanced Energy Industries, Inc.	2.500	09-15-28		4,000	9,922
AeroVironment, Inc., Zero Coupon	0.000	07-15-30		9,000	10,305
Affirm Holdings, Inc.	0.750	12-15-29		5,000	4,742
Akamai Technologies, Inc.	1.125	02-15-29		5,000	5,359
Alliant Energy Corp. (C)	3.250	05-30-28		763,000	815,015
Alnylam Pharmaceuticals, Inc. (C)(D)(E)	2.508	09-15-28		339,000	317,986
American Water Capital Corp.	3.625	06-15-26		865,000	863,270
AST SpaceMobile, Inc. (C)	2.000	01-15-36		12,000	12,480
AST SpaceMobile, Inc. (C)	4.250	03-01-32		2,000	6,314
Bandwidth, Inc.	0.250	03-01-26		22,000	21,890
Beyond Meat, Inc. (0.000% Cash and 9.500% PIK)	9.500	10-15-30		22,011	16,723
BILL Holdings, Inc. (D)	2.031	04-01-30		15,000	13,800
Bloom Energy Corp.	3.000	06-01-29		4,000	30,130
Boston Properties LP (C)	2.000	10-01-30		63,000	59,220
BridgeBio Pharma, Inc. (C)	0.750	02-01-33		9,000	8,627
BridgeBio Pharma, Inc. (C)	1.750	03-01-31		9,000	14,058
BWX Technologies, Inc., Zero Coupon (C)	0.000	11-01-30		19,000	19,817
Cable One, Inc.	1.125	03-15-28		15,000	11,475
CenterPoint Energy, Inc. (C)	2.875	05-15-29		432,000	436,406
CenterPoint Energy, Inc. (C)	3.000	08-01-28		735,000	777,777
Cloudflare, Inc., Zero Coupon	0.000	08-15-26		18,000	19,463
Cloudflare, Inc., Zero Coupon (C)	0.000	06-15-30		30,000	31,452
Coinbase Global, Inc.	0.250	04-01-30		15,000	13,950
CommVault Systems, Inc. (C)(D)	3.894	09-15-30		94,000	78,819
Compass, Inc. (C)	0.250	04-15-31		11,000	10,492
Core Scientific, Inc., Zero Coupon (C)	0.000	06-15-31		10,000	11,465
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Cracker Barrel Old Country Store, Inc. (C)	1.750	09-15-30	240,000	$195,600
Cytokinetics, Inc. (C)	1.750	10-01-31	9,000	11,126
Datadog, Inc. (D)	0.953	12-01-29	115,000	110,918
DexCom, Inc.	0.375	05-15-28	260,000	243,490
Digital Realty Trust LP (C)	1.875	11-15-29	32,000	33,827
DoorDash, Inc. (C)(D)	0.875	05-15-30	23,000	22,161
DraftKings Holdings, Inc. (D)	5.075	03-15-28	22,000	19,855
Dropbox, Inc. (D)	0.671	03-01-28	14,000	13,811
EchoStar Corp.	3.875	11-30-30	1,763	6,228
Energy Fuels, Inc. (C)	0.750	11-01-31	12,000	15,750
Enphase Energy, Inc. (D)	5.462	03-01-28	40,000	35,900
Etsy, Inc. (E)	0.125	09-01-27	225,000	209,700
Etsy, Inc. (C)	1.000	06-15-30	31,000	31,443
Euronet Worldwide, Inc. (C)	0.625	10-01-30	22,000	19,553
Evergy, Inc.	4.500	12-15-27	5,000	6,833
Exelon Corp. (C)	3.250	03-15-29	1,255,000	1,302,690
FirstEnergy Corp. (C)	3.625	01-15-29	310,000	355,260
FirstEnergy Corp. (C)	3.875	01-15-31	310,000	360,840
Five9, Inc.	1.000	03-15-29	200,000	176,200
Fluor Corp.	1.125	08-15-29	28,000	37,268
GameStop Corp., Zero Coupon (C)	0.000	04-01-30	9,000	9,671
Global Payments, Inc.	1.500	03-01-31	355,000	322,873
Granite Construction, Inc.	3.250	06-15-30	13,000	23,628
Guidewire Software, Inc.	1.250	11-01-29	28,000	27,902
Haemonetics Corp.	2.500	06-01-29	11,000	10,788
HAT Holdings I LLC (C)	3.750	08-15-28	11,000	15,540
Integer Holdings Corp. (C)	1.875	03-15-30	24,000	23,040
Ionis Pharmaceuticals, Inc.	1.750	06-15-28	26,000	41,600
Ionis Pharmaceuticals, Inc., Zero Coupon (C)	0.000	12-01-30	11,000	12,104
Itron, Inc.	1.375	07-15-30	12,000	12,495
JBT Marel Corp. (C)	0.375	09-15-30	22,000	23,375
Lantheus Holdings, Inc.	2.625	12-15-27	11,000	13,162
Live Nation Entertainment, Inc.	2.875	01-15-30	30,000	33,600
Lumentum Holdings, Inc.	1.500	12-15-29	9,000	90,527
MARA Holdings, Inc. (C)(D)	5.735	08-01-32	9,000	6,258
Merit Medical Systems, Inc. (C)	3.000	02-01-29	15,000	16,928
Meritage Homes Corp. (E)	1.750	05-15-28	80,000	82,316
Microchip Technology, Inc.	0.750	06-01-30	23,000	23,443
Microchip Technology, Inc., Zero Coupon (C)	0.000	02-15-30	2,000	2,069
MKS, Inc.	1.250	06-01-30	10,000	17,395
NCL Corp., Ltd. (C)	0.750	09-15-30	65,000	67,353
NCL Corp., Ltd. (C)	0.875	04-15-30	14,000	16,737
21	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
NextEra Energy Capital Holdings, Inc.	3.000	03-01-27	17,000	$23,911
Northern Oil & Gas, Inc.	3.625	04-15-29	17,000	17,893
Northern Oil & Gas, Inc. (C)	3.625	04-15-29	5,000	5,263
Nutanix, Inc.	0.500	12-15-29	118,000	108,501
ON Semiconductor Corp.	0.500	03-01-29	30,000	30,135
OSI Systems, Inc. (C)	0.500	02-01-31	12,000	12,719
Parsons Corp.	2.625	03-01-29	29,000	30,378
PG&E Corp.	4.250	12-01-27	480,000	513,024
PPL Capital Funding, Inc. (C)	3.000	12-01-30	1,260,000	1,319,220
Realty Income Corp. (C)	3.500	01-15-29	428,000	454,322
Redfin Corp.	0.500	04-01-27	8,000	7,640
Repligen Corp.	1.000	12-15-28	6,000	6,009
Rexford Industrial Realty LP (C)	4.125	03-15-29	464,000	462,840
Rivian Automotive, Inc.	3.625	10-15-30	26,000	25,481
Semtech Corp.	1.625	11-01-27	5,000	12,285
Semtech Corp., Zero Coupon (C)	0.000	10-15-30	20,000	24,070
Shake Shack, Inc. (D)	1.963	03-01-28	5,000	4,806
Shift4 Payments, Inc.	0.500	08-01-27	7,000	6,528
Snap, Inc.	0.125	03-01-28	340,000	310,658
Snowflake, Inc., Zero Coupon	0.000	10-01-29	13,000	17,030
Solaris Energy Infrastructure, Inc.	0.250	10-01-31	15,000	17,468
Spotify USA, Inc. (D)	6.192	03-15-26	17,000	16,958
Stem, Inc. (C)	0.500	12-01-28	15,000	5,889
Strategy, Inc. (D)	3.822	03-01-30	14,000	12,022
Super Micro Computer, Inc. (C)(D)	2.496	06-15-30	18,000	16,168
Tempus AI, Inc. (C)	0.750	07-15-30	4,000	4,094
Terawulf, Inc. (C)	2.750	02-01-30	1,000	2,134
Terawulf, Inc., Zero Coupon (C)	0.000	05-01-32	28,000	30,705
The Southern Company (C)	3.250	06-15-28	1,030,000	1,057,295
The Southern Company	4.500	06-15-27	30,000	33,600
Tyler Technologies, Inc.	0.250	03-15-26	5,000	4,990
Uber Technologies, Inc.	0.875	12-01-28	17,000	21,004
Unity Software, Inc. (D)	1.752	03-15-30	24,000	22,350
Upstart Holdings, Inc.	1.000	11-15-30	7,000	5,212
Ventas Realty LP	3.750	06-01-26	10,000	15,724
Wayfair, Inc.	3.250	09-15-27	1,000	1,315
WEC Energy Group, Inc. (C)	3.375	06-01-28	100,000	104,600
WEC Energy Group, Inc. (E)	4.375	06-01-29	56,000	69,972
Welltower OP LLC (C)	2.750	05-15-28	14,000	30,569
Western Digital Corp.	3.000	11-15-28	4,000	29,687
Zoetis, Inc. (C)	0.250	06-15-29	22,000	23,045

Zscaler, Inc. (C)(D)	3.706	07-15-28	248,000	227,168
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	22

	Rate (%)	Maturity date	Par value^	Value

Term loans (I) 2.9%				$4,490,071
(Cost $4,527,747)
United States 2.9%				4,490,071
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	12-21-28	57,604	57,388
Aretec Group, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.673	08-09-30	98,013	94,474
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%)	7.923	09-19-30	71,725	71,492
Berlin Packaging LLC, 2025 Term Loan B7 (3 month CME Term SOFR + 3.250%)	6.912	06-07-31	144,792	143,923
Blackfin Pipeline LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	09-29-32	99,750	100,155
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	02-06-30	85,313	84,620
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	10-28-32	200,000	200,500
Cinemark USA, Inc., 2025 Term Loan B (1 and 3 month CME Term SOFR + 2.250%)	5.923	05-24-30	121,597	121,786
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	01-28-32	99,750	99,418
Corpay Technologies Operating Company LLC, 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	11-05-32	125,000	124,610
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.422	05-06-31	45,968	45,037
Crocs, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.250%)	5.922	02-19-29	50,000	50,188
Dayforce Bidco LLC, 2026 Term Loan (3 month CME Term SOFR + 3.000%)	6.663	02-04-33	150,000	137,894
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	7.423	01-28-32	99,250	97,452
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.923	01-23-32	99,000	98,753
23	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.413	02-03-32	144,420	$142,164
Hobbs & Associates LLC, Term Loan B (J)	TBD	07-23-31	110,000	108,900
Hopper Merger Sub, Inc., 2026 Term Loan B (J)	TBD	01-14-33	150,000	148,125
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.920	06-20-30	120,230	118,778
IRB Holding Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	12-16-30	117,078	116,578
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.671	12-02-31	97,153	97,055
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	03-01-29	259,748	225,331
Medline Borrower LP, 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	10-23-28	18,549	18,569
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.455	12-31-32	99,750	99,390
Owens-Illinois Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	09-30-32	200,000	200,000
Peer USA LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.922	09-29-32	225,000	224,368
Proampac PG Borrower LLC, 2023 Term Loan B (J)	TBD	02-18-33	100,000	99,125
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.923	04-14-31	192,083	191,868
QXO Building Products, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.673	04-30-32	200,000	199,822
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.173	07-31-31	123,833	119,685
Sunrise Financing Partnership, Term Loan AAA (6 month CME Term SOFR + 2.500%)	6.129	02-15-32	140,000	138,484
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.173	04-21-31	139,648	140,129
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	24

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%)	5.664	11-21-31	99,003	$99,023
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.173	02-28-31	163,529	163,488
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 3.000%)	6.672	08-26-31	99,749	99,438
Versant Media Group, Inc., Term Loan B (3 month CME Term SOFR + 3.500%)	7.161	01-30-31	100,000	99,875

Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	08-01-30	112,433	112,186
Collateralized mortgage obligations 4.6%				$7,080,908
(Cost $7,029,969)
Commercial and residential 2.8%				4,251,342
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (C)(K)	3.809	04-25-65	50,000	48,315
BAHA Trust
Series 2024-MAR, Class B (C)(K)	7.069	12-10-41	100,000	105,188
BANK
Series 2021-BN31, Class C (K)	2.545	02-15-54	30,000	24,906
Series 2022-BNK42, Class AS (K)	4.723	06-15-55	40,000	39,502
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D (C)	3.000	07-15-49	100,000	87,013
BANK5
Series 2023-5YR4, Class C (K)	7.605	12-15-56	50,000	52,934
BBCMS Mortgage Trust
Series 2024-5C25, Class C (K)	6.643	03-15-57	15,000	15,552
Series 2024-5C27, Class C (K)	6.700	07-15-57	15,000	15,614
Series 2024-C26, Class C (K)	6.000	05-15-57	70,000	72,221
Series 2025-C32, Class C	6.125	02-15-62	50,000	51,900
Benchmark Mortgage Trust
Series 2020-B16, Class AM (K)	2.944	02-15-53	40,000	37,020
Series 2024-V6, Class C	6.669	03-15-57	15,000	15,542
Series 2026-V20, Class B (K)	5.687	02-15-59	30,000	31,219
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%) (C)(H)	5.502	11-15-41	40,000	40,050
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class B (1 month CME Term SOFR + 1.900%) (C)(H)	5.560	12-15-42	100,000	100,250
BPR Trust
Series 2024-PMDW, Class C (C)(K)	5.850	11-05-41	10,000	10,253
25	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (C)(K)	3.181	05-25-60	129,000	$126,089
Series 2021-NQM1, Class M1 (C)(K)	2.316	02-25-49	100,000	95,550
BX Trust
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (C)(H)	6.200	04-15-41	95,640	95,760
Series 2024-FNX, Class B (1 month CME Term SOFR + 1.742%) (C)(H)	5.402	11-15-41	25,857	25,880
Series 2025-ARIA, Class B (C)(K)	5.177	12-13-42	35,000	35,835
Series 2025-ARIA, Class C (C)(K)	5.517	12-13-42	150,000	153,231
Series 2025-DELC, Class C (1 month CME Term SOFR + 2.200%) (C)(H)	5.860	12-15-42	100,000	100,330
Series 2026-CART, Class C (1 month CME Term SOFR + 1.550%) (C)(H)	5.214	02-15-36	100,000	99,893
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B	3.804	11-10-49	55,000	52,178
CIM Trust
Series 2021-R4, Class A1 (C)(K)	2.000	05-01-61	42,857	39,318
COLT Mortgage Loan Trust
Series 2024-7, Class A3 (5.994% to 11-1-28, then 6.994% thereafter) (C)	5.994	12-26-69	76,642	77,370
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (K)	3.884	02-10-47	12,187	12,004
Series 2014-CR15, Class C (K)	3.934	02-10-47	25,000	24,154
CRB Commercial Mortgage Trust
Series 2025-CRE1, Class A (C)(K)	3.863	09-15-58	77,899	78,904
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (C)(K)	4.112	05-25-65	63,273	62,965
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(K)	0.797	02-25-66	73,752	65,496
Extended Stay America Trust
Series 2026-ESH2, Class B (1 month CME Term SOFR + 1.400%) (C)(H)	5.060	02-15-43	50,000	50,094
Series 2026-ESH2, Class E (1 month CME Term SOFR + 2.900%) (C)(H)	6.560	02-15-43	65,000	65,377
GCAT Trust
Series 2022-NQM2, Class A1 (C)(K)	4.210	02-25-67	64,122	63,919
GS Mortgage Securities Trust
Series 2024-70P, Class A (C)(K)	5.487	03-10-41	100,000	102,105
Imperial Fund Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	26

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-NQM5, Class A1 (5.390% to 7-1-26, then 6.390% thereafter) (C)	5.390	08-25-67	83,393	$83,158
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class B	3.460	08-15-49	85,000	79,188
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class B (K)	4.513	09-15-47	40,000	39,000
LBTY Commercial Mortgage Trust
Series 2026-225L, Class C (C)(K)	5.079	02-10-43	100,000	100,043
NYC Commercial Mortgage Trust
Series 2025-28L, Class B (C)(K)	5.007	11-05-38	100,000	100,873
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (C)	4.310	05-25-62	66,736	66,734
Pretium Mortgage Credit Partners LLC
Series 2025-NPL12, Class A2 (6.900% to 10-25-29, then 10.900% thereafter) (C)	6.900	11-25-55	100,000	100,001
Series 2025-NPL14, Class A1 (5.265% to 12-25-28, then 8.265% to 12-25-29, then 9.625% thereafter) (C)	5.265	12-25-55	121,732	121,766
Series 2025-NPL5, Class A2 (8.715% to 5-25-29, then 12.715% thereafter) (C)	8.715	05-25-55	100,000	100,414
Series 2026-NPL2, Class A1 (5.151% to 1-25-29, then 8.151% to 1-25-30, then 9.151% thereafter) (C)	5.151	02-25-56	98,888	98,943
Progress Residential Trust
Series 2021-SFR9, Class F (C)	4.053	11-17-40	100,000	98,014
Series 2022-SFR4, Class C (C)	4.888	05-17-41	100,000	100,327
Series 2022-SFR5, Class D (C)	5.734	06-17-39	100,000	100,234
Series 2024-SFR3, Class E1 (C)	4.000	06-17-41	100,000	96,766
Progress ResidentialTrust
Series 2026-SFR1, Class C (C)	4.000	02-17-43	100,000	96,620
PRPM LLC
Series 2022-INV1, Class A1 (4.400% to 6-1-26, then 5.400% thereafter) (C)	4.400	04-25-67	69,277	69,051
Series 2025-2, Class A1 (6.469% to 5-1-28, then 9.469% to 5-1-29, then 10.469% thereafter) (C)	6.469	05-25-30	86,871	86,873
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter) (C)	5.774	08-25-28	90,511	90,618
27	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
ROCK Trust
Series 2024-CNTR, Class C (C)	6.471	11-13-41	100,000	$104,855
TRTX Issuer, Ltd.
Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%) (C)(H)	5.710	09-18-42	100,000	99,690
Verus Securitization Trust
Series 2021-5, Class A1 (C)(K)	1.013	09-25-66	49,401	43,691
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter) (C)	6.192	06-25-69	62,745	63,591
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter) (C)	5.976	01-25-70	79,841	80,656
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	56,305
U.S. Government Agency 1.8%				2,829,566
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (C)(H)	5.167	10-25-41	136,319	136,690
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%) (C)(H)	11.467	11-25-41	10,000	10,437
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (C)(H)	5.767	09-25-41	180,000	181,139
Series 2021-P011, Class X1 IO	1.746	09-25-45	87,695	9,381
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%) (C)(H)	10.767	01-25-42	15,000	15,692
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (C)(H)	8.917	03-25-42	460,000	479,818
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (C)(H)	9.168	03-25-43	25,000	27,175
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (C)(H)	11.268	04-25-43	15,000	16,764
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%) (C)(H)	5.117	10-25-44	41,315	41,339
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%) (C)(H)	6.118	10-25-44	19,153	19,314
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%) (C)(H)	5.017	01-25-45	30,000	30,018
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	28

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2025-DNA3, Class M2 (30 day Average SOFR + 1.500%) (C)(H)	5.167	09-25-45	25,000	$25,062
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (C)(H)	5.317	02-25-45	25,000	25,091
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%) (C)(H)	5.717	02-25-45	86,107	85,335
Series 2025-MN11, Class M2 (30 day Average SOFR + 2.650%) (C)(H)	6.317	07-25-45	55,000	54,971
Series 2026-DNA1, Class M2 (30 day Average SOFR + 1.300%) (C)(H)	4.958	02-25-46	45,000	45,025
Series 400, Class C4 IO	3.000	12-25-52	98,972	17,650
Series 405, Class C17 IO	2.500	08-25-52	82,884	12,703
Series 4975, Class EI IO	4.500	05-25-50	82,978	15,407
Series 5070, Class PI IO	3.000	08-25-50	90,323	16,142
Series 5158, Class GI IO	3.500	06-25-49	77,651	13,482
Series 5462, Class S IO	2.333	10-25-54	102,067	7,139
Series K103, Class X1 IO	0.633	11-25-29	217,329	4,492
Series K105, Class X1 IO	1.514	01-25-30	165,342	8,276
Series K737, Class X1 IO	0.605	10-25-26	97,094	240
Series K740, Class X1 IO	0.721	09-25-27	95,299	857
Series Q014, Class X IO	2.736	10-25-55	85,950	12,395
Federal National Mortgage Association
Series 2016-C02, Class 1B (30 day Average SOFR + 12.364%) (H)	16.032	09-25-28	103,641	104,402
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%) (H)	15.532	10-25-28	24,623	24,999
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%) (H)	14.032	01-25-29	24,565	25,380
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%) (H)	13.032	04-25-29	49,203	51,480
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%) (C)(H)	9.167	12-25-41	150,000	154,526
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (C)(H)	8.167	01-25-42	150,000	154,381
Series 2022-R02, Class 2M2 (30 day Average SOFR + 3.000%) (C)(H)	6.667	01-25-42	97,891	99,420
29	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (C)(H)	9.917	03-25-42	67,000	$70,651
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (C)(H)	8.167	04-25-42	100,000	103,753
Series 2023-2, Class CI IO	2.000	10-25-50	81,075	9,998
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (C)(H)	8.767	12-25-42	15,000	15,975
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (C)(H)	6.767	06-25-43	100,000	103,851
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (C)(H)	7.567	07-25-43	85,000	89,590
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (C)(H)	7.217	10-25-43	25,000	26,107
Series 2024-86, Class SA IO	1.383	12-25-54	140,147	5,048
Series 2024-90, Class B	5.000	07-25-51	197,215	197,521
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (C)(H)	6.167	02-25-44	45,000	46,054
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%) (C)(H)	5.667	07-25-44	25,000	25,000
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%) (C)(H)	5.367	01-25-45	55,000	54,725
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%) (C)(H)	5.167	05-25-45	25,000	25,141
Series 2025-R05, Class 2M2 (30 day Average SOFR + 1.600%) (C)(H)	5.267	07-25-45	60,000	60,113
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (C)(H)	5.517	09-25-45	43,000	43,566
Series 441, Class C5 IO	2.000	04-25-52	88,242	10,961
Government National Mortgage Association

Series 2021-142, Class BI IO	3.500	08-20-51	84,941	14,890
Asset-backed securities 3.9%				$6,003,973
(Cost $5,967,795)
Asset-backed securities 3.9%				6,003,973
AASET Trust
Series 2021-2A, Class A (C)	2.798	01-15-47	159,835	153,342
Anchorage Capital CLO, Ltd.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	30

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2024-28A, Class BR (3 month CME Term SOFR + 1.500%) (C)(H)	5.169	04-20-37	250,000	$250,711
Apidos CLO XXXII
Series 2019-32A, Class ER (3 month CME Term SOFR + 5.500%) (C)(H)	9.168	01-20-33	250,000	250,379
Avis Budget Rental Car Funding AESOP LLC
Series 2025-3A, Class C (C)	4.950	02-20-30	100,000	100,540
Bain Capital Credit CLO, Ltd.
Series 2020-4A, Class DAR2 (3 month CME Term SOFR + 2.950%) (C)(H)	6.618	10-20-36	250,000	249,090
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%) (C)(H)	5.568	07-24-34	100,000	100,047
Benefit Street Partners Clo XXII, Ltd.
Series 2020-22A, Class CRR (3 month CME Term SOFR + 1.750%) (C)(H)	5.418	04-20-35	250,000	250,229
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class D	4.990	11-17-31	80,000	80,906
Canyon CLO, Ltd.
Series 2023-2A, Class D (3 month CME Term SOFR + 3.600%) (C)(H)	7.272	05-15-37	250,000	250,111
DataBank Issuer LLC
Series 2021-2A, Class A2 (C)	2.400	10-25-51	45,000	44,323
Exeter Automobile Receivables Trust
Series 2026-1A, Class D	5.000	05-17-32	85,000	85,893
FIGRE Trust
Series 2025-HE1, Class A (C)(K)	5.829	01-25-55	115,665	117,723
First Investors Auto Owner Trust
Series 2021-2A, Class D (C)	1.660	12-15-27	190,000	189,759
Golub Capital Partners Static, Ltd.
Series 2024-1A, Class CR (3 month CME Term SOFR + 1.650%) (C)(H)	5.318	07-20-35	250,000	249,989
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (C)(H)	5.429	07-15-39	100,000	99,938
Hertz Vehicle Financing LLC
Series 2021-2A, Class C (C)	2.520	12-27-27	100,000	98,547
Series 2022-2A, Class C (C)	2.950	06-26-28	100,000	97,859
Series 2025-5A, Class C (C)	5.500	05-25-30	100,000	100,834
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A (C)	4.458	12-15-38	76,434	75,670
Horizon Aircraft Finance III, Ltd.
31	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2019-2, Class A (C)	3.425	11-15-39	116,225	$113,898
Jersey Mike’s Funding LLC
Series 2026-1A, Class A2I (C)	4.952	02-15-56	70,000	70,906
MF1 LLC
Series 2025-FL19, Class A (1 month CME Term SOFR + 1.488%) (C)(H)	5.152	05-18-42	100,000	100,440
OCP CLO, Ltd.
Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%) (C)(H)	6.172	01-15-37	250,000	250,184
Series 2023-26A, Class D1R (3 month CME Term SOFR + 2.450%) (C)(H)	6.118	04-17-37	250,000	250,044
Palmer Square Loan Funding, Ltd.
Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%) (C)(H)	5.903	02-15-33	250,000	248,620
Rockford Tower CLO, Ltd.
Series 2021-1A, Class B (3 month CME Term SOFR + 1.912%) (C)(H)	5.579	07-20-34	250,000	250,294
Santander Drive Auto Receivables Trust
Series 2025-4, Class D	4.950	01-15-32	70,000	70,842
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	75,600	74,958
Series 2021-1A, Class A2II (C)	2.636	08-20-51	71,252	63,014
Southwick Park CLO LLC
Series 2019-4A, Class CRR (3 month CME Term SOFR + 1.550%) (C)(H)	5.218	07-20-32	250,000	250,029
Start II, Ltd.
Series 2019-1, Class A (C)	4.089	03-15-44	63,321	63,179
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	54,313	54,919
Series 2024-1A, Class A2II (C)	6.268	07-30-54	79,000	80,916
Symphony CLO XXII, Ltd.
Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%) (C)(H)	5.768	04-18-33	250,000	250,055
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (C)	2.730	11-17-39	100,000	95,649
Tricon Residential Trust
Series 2023-SFR2, Class D (C)	5.000	12-17-40	100,000	99,216
VCAT LLC
Series 2026-NPL1, Class A1 (5.101% to 1-25-29, then 8.101% to 1-25-30, then 9.101% thereafter) (C)	5.101	01-25-56	130,658	130,294
Verdelite Static CLO, Ltd.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	32

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2024-1A, Class B (3 month CME Term SOFR + 1.650%) (C)(H)	5.318	07-20-32	390,000	$390,145
Voya CLO, Ltd.
Series 2021-1A, Class CR (3 month CME Term SOFR + 1.700%) (C)(H)	5.372	07-15-34	250,000	250,481

	Shares	Value
Common stocks 0.0%		$42,249
(Cost $98,410)
China 0.0%		28
Country Garden Holdings Company, Ltd. (L)	630	28
United States 0.0%		42,221
Beyond Meat, Inc. (E)(L)	35,455	33,526
Paragon Offshore PLC, Litigation Trust A (L)(M)	2,695	270
Paragon Offshore PLC, Litigation Trust B (L)(M)	1,348	8,425

Southcross Holdings GP, Class A (L)(M)	246	0
Preferred securities 2.9%		$4,517,711
(Cost $4,511,905)
Bermuda 0.0%		63,284
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,794	63,284
United States 2.9%		4,454,427
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	251,500
AGNC Investment Corp., 8.626% (3 month CME Term SOFR + 4.959%) (H)	10,000	249,500
Apollo Global Management, Inc., 6.750%	148	8,297
Ares Management Corp., 6.750%	6,231	234,286
Bank of America Corp., 4.250%	1,500	26,640
Bank of America Corp., 7.250%	48	59,664
Brighthouse Financial, Inc., 5.375%	1,326	18,206
Capital One Financial Corp., 4.250%	1,600	26,400
Capital One Financial Corp., 5.000%	775	15,221
Citigroup, Inc., 6.250%	4,625	117,475
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	23,450	598,210
Citizens Financial Group, Inc., 7.375%	97	2,546
Corebridge Financial, Inc., 6.375%	1,350	31,779
DTE Energy Company, 6.250%	2,125	53,231
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	10,000	257,500
JPMorgan Chase & Co., 4.200%	1,450	26,941
KKR & Company, Inc., 6.250%	6,184	245,443
33	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Morgan Stanley, 4.250%	1,025	$18,491
Morgan Stanley, 6.625%	2,400	63,360
NextEra Energy, Inc., 7.375%	120	6,000
Oracle Corp., 6.500%	9,624	442,608
PG&E Corp., 6.000%	1,750	79,328
PPL Corp., 7.000%	4,873	243,699
Sempra, 5.750%	459	10,328
Stifel Financial Corp., 5.200%	11,230	228,980
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	3,268	85,360
The Boeing Company, 6.000%	810	59,073
The Southern Company, 6.500%	2,788	72,627
T-Mobile USA, Inc., 5.500%	1,807	41,471
T-Mobile USA, Inc., 5.500%	2,314	52,366

Wells Fargo & Company, 7.500%	672	827,897
Exchange-traded funds 0.1%		$154,579
(Cost $154,008)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	1,915	154,579

	Par value^	Value
Escrow certificates 0.0%		$604
(Cost $755,249)
Alta Mesa Holdings LP (L)(M)	460,000	46
Sunnova Energy International, Inc. (L)(M)	40,000	24
Sunnova Energy International, Inc. (L)(M)	305,000	534
Texas Competitive Electric Holdings Company LLC (L)(M)	10,820,544	0

	Yield (%)	Shares	Value
Short-term investments 4.0%			$6,111,647
(Cost $6,111,770)
Short-term funds 4.0%			6,111,647
John Hancock Collateral Trust (N)	3.5447(O)	233,947	2,340,175
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6191(O)	3,771,472	3,771,472

Total investments (Cost $183,901,251) 120.5%	$185,898,035
Other assets and liabilities, net (20.5%)	(31,686,070)
Total net assets 100.0%	$154,211,965

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (7.4)%				$(11,440,573)
(Proceeds received $11,293,041)
U.S. Government Agency (7.4)%				(11,440,573)
Federal National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	34

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	2.000	TBA	(1,350,000)	$(1,118,022)
30 Yr Pass Thru (B)	2.000	TBA	(1,350,000)	(1,118,443)
30 Yr Pass Thru (B)	2.500	TBA	(615,000)	(532,600)
30 Yr Pass Thru (B)	2.500	TBA	(595,000)	(515,465)
30 Yr Pass Thru (B)	2.500	TBA	(1,326,000)	(1,148,285)
30 Yr Pass Thru (B)	3.000	TBA	(413,000)	(373,458)
30 Yr Pass Thru (B)	3.000	TBA	(488,000)	(441,564)
30 Yr Pass Thru (B)	3.500	TBA	(150,000)	(141,445)
30 Yr Pass Thru (B)	3.500	TBA	(150,000)	(141,363)
30 Yr Pass Thru (B)	4.000	TBA	(240,000)	(232,603)
30 Yr Pass Thru (B)	4.000	TBA	(469,000)	(456,286)
30 Yr Pass Thru (B)	4.000	TBA	(240,000)	(233,278)
30 Yr Pass Thru (B)	4.500	TBA	(120,000)	(118,781)
30 Yr Pass Thru (B)	4.500	TBA	(570,000)	(563,632)
30 Yr Pass Thru (B)	4.500	TBA	(445,000)	(439,681)
30 Yr Pass Thru (B)	5.000	TBA	(665,000)	(668,013)
30 Yr Pass Thru (B)	5.000	TBA	(375,000)	(377,227)
30 Yr Pass Thru (B)	5.500	TBA	(625,000)	(635,059)
30 Yr Pass Thru (B)	6.000	TBA	(185,000)	(189,878)
30 Yr Pass Thru (B)	6.500	TBA	(361,000)	(374,862)
30 Yr Pass Thru (B)	6.500	TBA	(341,000)	(354,121)
Government National Mortgage Association
30 Yr Pass Thru (B)	4.000	TBA	(575,000)	(553,056)
30 Yr Pass Thru (B)	4.000	TBA	(275,000)	(264,397)
30 Yr Pass Thru (B)	4.500	TBA	(5,000)	(4,939)
30 Yr Pass Thru (B)	4.500	TBA	(170,000)	(168,148)
30 Yr Pass Thru (B)	5.000	TBA	(275,000)	(275,967)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
35	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $38,013,376 or 24.7% of the fund’s net assets as of 2-28-26.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	All or a portion of this security is on loan as of 2-28-26.
(F)	Non-income producing - Issuer is in default.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Non-income producing security.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 2-28-26.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	36

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	20	Long	Mar 2026	$1,551,815	$1,573,776	$21,961
10-Year U.S. Treasury Note Futures	10	Long	Jun 2026	1,132,311	1,138,125	5,814
2-Year U.S. Treasury Note Futures	13	Long	Jun 2026	2,716,611	2,720,555	3,944
5-Year U.S. Treasury Note Futures	48	Long	Jun 2026	5,268,456	5,286,754	18,298
Euro-Buxl Futures	1	Long	Mar 2026	133,026	134,537	1,511
Ultra 10-Year U.S. Treasury Note Futures	11	Long	Jun 2026	1,275,672	1,284,078	8,406
Ultra U.S. Treasury Bond Futures	19	Long	Jun 2026	2,289,256	2,310,281	21,025
Euro-BTP Italian Government Bond Futures	85	Short	Mar 2026	(12,221,818)	(12,338,564)	(116,746)
Euro-OAT Futures	25	Short	Mar 2026	(3,653,257)	(3,660,597)	(7,340)
German Euro BOBL Futures	9	Short	Mar 2026	(1,244,854)	(1,249,117)	(4,263)
German Euro BUND Futures	12	Short	Mar 2026	(1,819,179)	(1,846,557)	(27,378)
U.K. Long Gilt Bond Futures	8	Short	Jun 2026	(1,001,132)	(1,009,983)	(8,851)
U.S. Treasury Long Bond Futures	53	Short	Jun 2026	(6,235,718)	(6,278,844)	(43,126)
						$(126,745)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	3,775,000	USD	2,312	GSI	5/12/2026	$247	—
ARS	87,585,000	USD	53,363	CITI	7/14/2026	3,279	—
ARS	45,560,000	USD	25,596	CITI	10/16/2026	2,015	—
AUD	45,000	USD	30,070	CITI	3/18/2026	1,953	—
AUD	20,000	USD	13,306	DB	3/18/2026	926	—
AUD	10,000	USD	7,107	SCB	3/18/2026	10	—
AUD	1,239,000	USD	875,726	MSI	3/31/2026	5,920	—
BRL	170,000	USD	33,013	BOA	3/3/2026	148	—
BRL	140,000	USD	25,896	CITI	3/3/2026	1,413	—
BRL	170,000	USD	32,160	DB	3/3/2026	1,001	—
BRL	44,129,000	USD	8,565,301	GSI	3/3/2026	42,717	—
BRL	1,315,000	USD	254,269	HSBC	3/3/2026	2,242	—
BRL	35,000	USD	6,695	JPM	3/3/2026	132	—
BRL	40,165,000	USD	7,754,921	MSI	3/3/2026	79,859	—
BRL	1,960,000	USD	377,003	SSB	3/3/2026	5,324	—
BRL	7,608,000	USD	1,470,898	GSI	4/2/2026	2,352	—
BRL	60,000	USD	11,422	CITI	6/2/2026	32	—
BRL	60,000	USD	11,372	MSI	6/2/2026	82	—
CAD	55,000	USD	40,733	BARC	3/18/2026	—	$(384)
37	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	30,000	USD	22,057	DB	3/18/2026	—	$(49)
CAD	2,345,000	USD	1,715,097	JPM	3/31/2026	$6,157	—
CHF	6,000	USD	7,782	BARC	3/31/2026	46	—
CLP	5,000	USD	5	GSI	3/18/2026	——	——
CLP	27,300,000	USD	29,771	HSBC	3/18/2026	1,509	—
CLP	91,299,000	USD	104,601	MSI	3/18/2026	8	—
CLP	226,351,000	USD	260,479	HSBC	3/31/2026	—	(1,141)
CNY	342,000	USD	49,191	DB	3/18/2026	710	—
CNY	1,297,000	USD	185,929	GSI	3/18/2026	3,317	—
CNY	203,000	USD	28,985	HSBC	3/18/2026	634	—
CNY	639,000	USD	91,809	MSI	3/18/2026	1,427	—
CNY	252,000	USD	36,292	SSB	3/18/2026	236	—
COP	632,000,000	USD	171,886	CITI	3/18/2026	—	(4,064)
COP	53,300,000	USD	13,790	DB	3/18/2026	363	—
COP	126,700,000	USD	33,369	GSI	3/18/2026	275	—
COP	360,800,000	USD	96,634	SSB	3/18/2026	—	(826)
COP	5,167,538,000	USD	1,389,123	CITI	3/31/2026	—	(21,323)
CZK	550,000	USD	27,052	BARC	3/18/2026	—	(229)
CZK	390,000	USD	18,941	CITI	3/18/2026	78	—
CZK	1,220,000	USD	59,461	DB	3/18/2026	36	—
CZK	5,547,000	USD	271,024	HSBC	3/18/2026	—	(508)
CZK	4,623,000	USD	223,780	MSI	3/18/2026	1,675	—
CZK	80,000	USD	3,886	SCB	3/18/2026	16	—
CZK	20,272,000	USD	989,100	MSI	3/31/2026	—	(338)
DOP	1,090,000	USD	16,899	CITI	5/29/2026	1,338	—
DOP	1,430,000	USD	21,975	DB	7/13/2026	1,952	—
EGP	250,000	USD	4,922	HSBC	7/6/2026	—	(36)
EGP	1,026,000	USD	20,225	CITI	7/15/2026	—	(243)
EGP	1,803,000	USD	35,520	CITI	7/22/2026	—	(502)
EGP	1,310,000	USD	26,005	BOA	8/10/2026	—	(750)
EGP	3,750,000	USD	67,921	CITI	10/5/2026	2,914	—
EUR	100,000	USD	117,961	CITI	3/18/2026	284	—
EUR	70,000	USD	81,913	DB	3/18/2026	858	—
EUR	42,000	USD	50,161	GSI	3/18/2026	—	(498)
EUR	40,000	USD	47,237	HSBC	3/18/2026	61	—
EUR	103,000	USD	121,602	JPM	3/18/2026	191	—
EUR	118,000	USD	138,970	MSI	3/18/2026	559	—
EUR	16,000	USD	18,822	SCB	3/18/2026	97	—
EUR	4,720	USD	5,580	CITI	3/31/2026	4	—
EUR	405,800	USD	479,436	DB	3/31/2026	705	—
EUR	802,000	USD	947,572	HSBC	3/31/2026	1,351	—
EUR	92,000	USD	108,829	JPM	3/31/2026	25	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	38

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	388,000	USD	459,278	SCB	3/31/2026	—	$(199)
GBP	31,000	USD	42,841	CITI	3/18/2026	—	(1,063)
GBP	13,000	USD	17,643	DB	3/18/2026	—	(123)
GBP	11,900	USD	16,070	GSI	3/31/2026	—	(32)
HKD	380,000	USD	48,661	GSI	3/31/2026	—	(30)
HUF	5,900,000	USD	17,905	BARC	3/18/2026	$579	—
HUF	7,100,000	USD	21,935	BOA	3/18/2026	308	—
HUF	13,900,000	USD	42,199	DB	3/18/2026	1,348	—
HUF	42,952,000	USD	131,182	GSI	3/18/2026	3,380	—
HUF	59,285,000	USD	182,886	MSI	3/18/2026	2,844	—
HUF	454,932,000	USD	1,410,909	GSI	3/31/2026	13,190	—
IDR	730,000,000	USD	43,465	BOA	3/25/2026	—	(5)
IDR	7,717,207,000	USD	461,096	GSI	3/25/2026	—	(1,655)
IDR	381,000,000	USD	22,673	MSI	3/25/2026	10	—
IDR	3,393,000,000	USD	201,680	SCB	3/25/2026	321	—
IDR	23,291,309,000	USD	1,375,945	SCB	3/31/2026	10,465	—
INR	8,380,000	USD	92,723	BOA	3/18/2026	—	(743)
INR	7,010,000	USD	77,445	DB	3/18/2026	—	(502)
INR	9,800,000	USD	107,515	GSI	3/18/2026	51	—
INR	3,640,000	USD	40,252	HSBC	3/18/2026	—	(299)
INR	22,638,000	USD	247,885	JPM	3/18/2026	592	—
INR	32,801,000	USD	360,458	SSB	3/18/2026	—	(431)
INR	56,770,000	USD	623,956	HSBC	3/30/2026	—	(1,567)
JPY	477,303,000	USD	3,098,274	JPM	3/31/2026	—	(34,486)
JPY	36,249,000	USD	233,518	SCB	3/31/2026	—	(837)
JPY	35,542,000	USD	228,565	SSB	3/31/2026	—	(423)
KRW	19,210,000	USD	13,452	CITI	3/18/2026	—	(110)
KRW	50,230,000	USD	34,492	DB	3/18/2026	396	—
KRW	111,500,000	USD	76,071	GSI	3/18/2026	1,371	—
KRW	45,910,000	USD	31,976	JPM	3/18/2026	—	(89)
KRW	25,460,000	USD	17,614	MSI	3/18/2026	69	—
KRW	3,018,795,000	USD	2,088,524	CITI	3/31/2026	9,060	—
KZT	13,600,000	USD	25,225	CITI	3/18/2026	1,906	—
KZT	61,700,000	USD	114,915	DB	3/18/2026	8,173	—
KZT	10,800,000	USD	20,961	BOA	5/26/2026	58	—
KZT	14,700,000	USD	26,638	DB	5/26/2026	1,971	—
KZT	114,400,000	USD	206,293	GSI	6/15/2026	14,789	—
MXN	317,000	USD	18,250	BARC	3/18/2026	132	—
MXN	260,000	USD	14,940	BOA	3/18/2026	138	—
MXN	7,945,000	USD	460,999	CITI	3/18/2026	—	(276)
MXN	190,000	USD	11,004	DB	3/18/2026	14	—
MXN	560,000	USD	30,793	MSI	3/18/2026	1,681	—
39	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	100,000	USD	5,762	SCB	3/18/2026	$37	—
MXN	976,000	USD	56,284	DB	3/31/2026	250	—
MYR	935,000	USD	228,388	HSBC	3/18/2026	12,044	—
NGN	10,203,000	USD	6,730	CITI	3/18/2026	704	—
NGN	43,126,000	USD	28,077	CITI	6/8/2026	2,284	—
NGN	31,655,000	USD	21,884	CITI	8/5/2026	—	$(88)
NOK	13,768,000	USD	1,442,932	HSBC	3/31/2026	4,856	—
NZD	30,000	USD	18,145	BOA	3/18/2026	—	(140)
NZD	25,000	USD	14,538	DB	3/18/2026	466	—
NZD	50,000	USD	29,239	MSI	3/18/2026	771	—
NZD	1,305,000	USD	779,386	SCB	3/31/2026	4,228	—
PEN	377,000	USD	111,647	BOA	3/18/2026	694	—
PEN	311,000	USD	92,746	CITI	3/18/2026	—	(72)
PEN	95,000	USD	28,213	DB	3/18/2026	95	—
PEN	310,000	USD	92,078	GSI	3/18/2026	298	—
PEN	80,000	USD	23,845	MSI	3/18/2026	—	(6)
PHP	3,600,000	USD	61,564	JPM	3/18/2026	815	—
PHP	61,360,000	USD	1,055,384	DB	3/31/2026	7,475	—
PLN	10,000	USD	2,776	BOA	3/18/2026	22	—
PLN	60,000	USD	16,756	DB	3/18/2026	35	—
PLN	2,239,000	USD	619,424	GSI	3/18/2026	7,159	—
PLN	834,000	USD	234,788	MSI	3/18/2026	—	(1,394)
RON	109,000	USD	25,241	BOA	3/18/2026	15	—
RON	584,000	USD	135,726	CITI	3/18/2026	—	(412)
RON	889,000	USD	203,898	GSI	3/18/2026	2,085	—
RSD	3,963,000	USD	39,583	SCB	3/18/2026	280	—
SEK	10,999,000	USD	1,219,634	GSI	3/31/2026	541	—
SGD	50,000	USD	39,358	BOA	3/18/2026	213	—
SGD	30,000	USD	23,492	CITI	3/18/2026	250	—
SGD	95,000	USD	74,371	DB	3/18/2026	814	—
SGD	30,000	USD	23,749	GSI	3/18/2026	—	(6)
SGD	20,000	USD	15,578	HSBC	3/18/2026	250	—
SGD	30,000	USD	23,803	SCB	3/18/2026	—	(60)
THB	940,000	USD	30,161	CITI	3/18/2026	112	—
THB	1,320,000	USD	42,649	DB	3/18/2026	—	(138)
THB	390,000	USD	12,465	GSI	3/18/2026	95	—
THB	6,400,000	USD	206,952	JPM	3/18/2026	—	(837)
THB	220,000	USD	7,042	MSI	3/18/2026	43	—
THB	8,637,000	USD	274,107	SCB	3/18/2026	4,051	—
TRY	1,190,000	USD	26,078	BARC	3/18/2026	681	—
TRY	1,555,000	USD	34,474	GSI	3/18/2026	492	—
TRY	5,945,000	USD	131,151	HSBC	3/18/2026	2,529	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	40

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TRY	9,568,000	USD	212,548	GSI	3/31/2026	$323	—
TRY	2,184,000	USD	39,437	MSI	4/27/2026	8,106	—
TRY	20,890,000	USD	374,268	CITI	4/28/2026	80,119	—
TRY	10,445,000	USD	192,200	DB	7/17/2026	21,313	—
TRY	13,630,000	USD	244,353	BARC	9/16/2026	21,842	—
TRY	1,215,000	USD	22,287	BOA	9/16/2026	1,442	—
TRY	7,850,000	USD	139,954	BARC	11/4/2026	7,815	—
TRY	9,565,000	USD	169,409	BARC	12/16/2026	5,137	—
TRY	7,850,000	USD	139,690	BARC	1/29/2027	—	$(1,054)
TRY	7,985,000	USD	140,002	BARC	2/10/2027	—	(209)
TWD	23,895,000	USD	763,053	CITI	3/31/2026	—	(475)
TWD	23,690,000	USD	750,562	HSBC	3/31/2026	5,473	—
USD	2,459	ARS	3,775,000	CITI	5/12/2026	—	(99)
USD	12,984	ARS	20,775,000	BOA	7/14/2026	—	(451)
USD	12,984	ARS	20,775,000	CITI	7/14/2026	—	(451)
USD	24,518	AUD	35,000	CITI	3/18/2026	—	(389)
USD	13,401	AUD	20,000	DB	3/18/2026	—	(832)
USD	40,398	AUD	60,000	MSI	3/18/2026	—	(2,299)
USD	246,896	AUD	350,000	BARC	3/31/2026	—	(2,157)
USD	7,893,554	AUD	11,168,000	MSI	3/31/2026	—	(53,359)
USD	32,480	BRL	170,000	BOA	3/3/2026	—	(681)
USD	27,187	BRL	140,000	CITI	3/3/2026	—	(122)
USD	33,013	BRL	170,000	DB	3/3/2026	—	(148)
USD	8,510,051	BRL	44,129,000	GSI	3/3/2026	—	(97,967)
USD	252,967	BRL	1,315,000	HSBC	3/3/2026	—	(3,543)
USD	6,797	BRL	35,000	JPM	3/3/2026	—	(30)
USD	7,635,605	BRL	40,165,000	MSI	3/3/2026	—	(199,175)
USD	6,048,508	BRL	31,285,000	GSI	4/2/2026	—	(9,672)
USD	241,589	BRL	1,266,000	GSI	6/2/2026	—	(91)
USD	36,418	CAD	50,000	DB	3/18/2026	—	(262)
USD	40,074	CAD	55,000	JPM	3/18/2026	—	(275)
USD	21,988	CAD	30,000	SCB	3/18/2026	—	(20)
USD	1,492,756	CAD	2,041,000	JPM	3/31/2026	—	(5,359)
USD	1,434,426	CHF	1,106,000	BARC	3/31/2026	—	(8,462)
USD	48,480	CLP	42,100,000	GSI	3/18/2026	242	—
USD	65,668	CLP	56,200,000	SSB	3/18/2026	1,275	—
USD	1,121,249	CLP	974,343,000	HSBC	3/31/2026	4,910	—
USD	68,228	CNY	466,000	CITI	3/18/2026	234	—
USD	45,827	CNY	316,000	GSI	3/18/2026	—	(280)
USD	67,103	CNY	463,000	HSBC	3/18/2026	—	(453)
USD	57,903	CNY	401,000	JPM	3/18/2026	—	(606)
USD	607,562	CNY	4,181,000	SCB	3/31/2026	—	(3,082)
41	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	48,765	COP	187,900,000	BOA	3/18/2026	—	$(1,130)
USD	185,993	COP	706,728,000	CITI	3/18/2026	—	(1,673)
USD	150,299	COP	556,500,000	DB	3/18/2026	$2,525	—
USD	7,379,412	COP	27,455,322,000	CITI	3/31/2026	112,237	—
USD	115,209	COP	435,732,000	MSI	3/31/2026	—	(126)
USD	29,708	CZK	610,000	BARC	3/18/2026	—	(41)
USD	244,256	CZK	5,010,000	DB	3/18/2026	—	(72)
USD	207,878	CZK	4,316,000	GSI	3/18/2026	—	(2,604)
USD	182,633	CZK	3,774,000	MSI	3/18/2026	—	(1,417)
USD	5,526,506	CZK	113,268,000	MSI	3/31/2026	1,891	—
USD	10,234	DOP	640,000	CITI	3/18/2026	—	(474)
USD	5,071	EGP	250,000	CITI	7/6/2026	184	—
USD	20,706	EGP	1,026,000	CITI	7/15/2026	724	—
USD	10,472	EGP	520,000	CITI	7/22/2026	372	—
USD	12,751	EGP	642,000	GSI	7/22/2026	282	—
USD	8,192	EGP	415,000	GSI	8/10/2026	191	—
USD	33,251	EUR	28,000	BARC	3/18/2026	142	—
USD	47,589	EUR	40,000	CITI	3/18/2026	291	—
USD	145,238	EUR	122,000	DB	3/18/2026	978	—
USD	61,628	EUR	52,000	GSI	3/18/2026	141	—
USD	17,774	EUR	15,000	JPM	3/18/2026	37	—
USD	98,560	EUR	84,000	SCB	3/18/2026	—	(766)
USD	11,821	EUR	10,000	CITI	3/31/2026	—	(11)
USD	8,224,851	EUR	6,954,200	DB	3/31/2026	—	(3,326)
USD	319,285	EUR	270,000	SSB	3/31/2026	—	(177)
USD	64,618	GBP	48,000	CITI	3/18/2026	—	(71)
USD	17,729	GBP	13,000	MSI	3/18/2026	209	—
USD	2,371,397	GBP	1,756,000	GSI	3/31/2026	4,756	—
USD	24,885	HUF	7,900,000	BARC	3/18/2026	135	—
USD	65,802	HUF	21,493,000	CITI	3/18/2026	—	(1,531)
USD	36,594	HUF	12,000,000	DB	3/18/2026	—	(999)
USD	195,620	HUF	62,629,000	GSI	3/18/2026	—	(586)
USD	48,209	HUF	16,000,000	MSI	3/18/2026	—	(1,916)
USD	518,858	HUF	167,300,000	GSI	3/31/2026	—	(4,850)
USD	306,805	IDR	5,158,000,000	HSBC	3/25/2026	—	(275)
USD	23,846	IDR	404,000,000	JPM	3/25/2026	—	(206)
USD	100,394	IDR	1,690,717,000	MSI	3/25/2026	—	(262)
USD	174,450	IDR	2,953,000,000	SCB	3/31/2026	—	(1,327)
USD	27,279	ILS	85,000	BARC	3/18/2026	141	—
USD	1,087,289	ILS	3,380,000	BARC	3/31/2026	8,035	—
USD	444,686	INR	40,450,000	BOA	3/18/2026	702	—
USD	30,826	INR	2,820,000	DB	3/18/2026	—	(126)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	42

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	39,664	INR	3,610,000	JPM	3/18/2026	$40	—
USD	75,029	INR	6,800,000	MSI	3/18/2026	391	—
USD	67,955	INR	6,220,000	SSB	3/18/2026	—	$(316)
USD	4,395,806	INR	399,948,000	HSBC	3/30/2026	11,040	—
USD	4,366	JPY	680,000	CITI	3/31/2026	1	—
USD	3,292,121	JPY	507,166,000	JPM	3/31/2026	36,644	—
USD	18,197	KRW	26,270,000	BARC	3/18/2026	—	(49)
USD	28,861	KRW	42,450,000	DB	3/18/2026	—	(623)
USD	60,086	KRW	86,400,000	JPM	3/18/2026	76	—
USD	17,564	KRW	25,920,000	SCB	3/18/2026	—	(439)
USD	1,769,084	KRW	2,557,069,000	CITI	3/31/2026	—	(7,674)
USD	1,392,797	KRW	1,985,251,000	HSBC	3/31/2026	13,362	—
USD	46,670	KZT	23,300,000	BOA	3/18/2026	188	—
USD	222,676	KZT	114,400,000	DB	6/15/2026	1,594	—
USD	129,100	MXN	2,340,000	BOA	3/18/2026	—	(6,594)
USD	13,328	MXN	230,000	DB	3/18/2026	—	(9)
USD	103,742	MXN	1,833,000	GSI	3/18/2026	—	(2,552)
USD	104,921	MXN	1,911,000	HSBC	3/18/2026	—	(5,896)
USD	88,068	MXN	1,523,000	JPM	3/18/2026	—	(249)
USD	158,205	MXN	2,759,000	MSI	3/18/2026	—	(1,787)
USD	51,813	MXN	902,000	SCB	3/18/2026	—	(493)
USD	353,860	MXN	6,120,000	SSB	3/18/2026	—	(1,032)
USD	630,313	MXN	10,930,000	DB	3/31/2026	—	(2,802)
USD	122,475	MYR	480,000	HSBC	3/18/2026	—	(955)
USD	666,358	MYR	2,590,000	HSBC	3/31/2026	163	—
USD	7,441	NGN	10,203,000	CITI	3/18/2026	7	—
USD	9,590	NGN	13,456,000	CITI	6/8/2026	117	—
USD	9,202,880	NOK	87,811,000	HSBC	3/31/2026	—	(30,973)
USD	35,919	NZD	60,000	BARC	3/18/2026	—	(92)
USD	61,361	NZD	105,000	DB	3/18/2026	—	(1,658)
USD	12,019	NZD	20,000	SCB	3/18/2026	15	—
USD	327,329	NZD	545,000	BOA	3/31/2026	73	—
USD	455,213	NZD	760,000	CITI	3/31/2026	—	(1,145)
USD	6,791,711	NZD	11,372,000	SCB	3/31/2026	—	(36,843)
USD	8,928	PEN	30,000	BOA	3/18/2026	—	(12)
USD	120,661	PEN	405,000	SCB	3/18/2026	—	(24)
USD	50,549	PEN	170,000	CITI	3/31/2026	—	(98)
USD	61,411	PHP	3,600,000	JPM	3/18/2026	—	(967)
USD	29,243	PLN	105,000	DB	3/18/2026	—	(141)
USD	39,985	PLN	145,000	GSI	3/18/2026	—	(594)
USD	319,112	PLN	1,135,000	HSBC	3/18/2026	1,483	—
USD	1,605,696	PLN	5,735,000	BARC	3/31/2026	796	—
43	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	162,288	RON	710,000	DB	3/18/2026	—	$(2,220)
USD	145,349	RON	625,000	HSBC	3/18/2026	$535	—
USD	87,958	RON	380,000	GSI	3/31/2026	—	(25)
USD	31,661	RSD	3,128,000	CITI	3/18/2026	196	—
USD	8,437	RSD	835,000	DB	3/18/2026	38	—
USD	6,523	RSD	649,000	CITI	3/31/2026	—	(3)
USD	148,019	SGD	190,000	BARC	3/18/2026	—	(2,350)
USD	63,139	SGD	80,000	CITI	3/18/2026	—	(174)
USD	31,650	SGD	40,000	GSI	3/18/2026	—	(7)
USD	47,196	SGD	60,000	MSI	3/18/2026	—	(289)
USD	1,456,768	SGD	1,840,000	SCB	3/31/2026	—	(790)
USD	12,411	THB	390,000	CITI	3/18/2026	—	(149)
USD	86,546	THB	2,700,000	DB	3/18/2026	—	(409)
USD	316,777	THB	9,860,000	HSBC	3/18/2026	—	(769)
USD	24,469	THB	770,000	SCB	3/18/2026	—	(330)
USD	1,695,340	THB	52,520,000	BARC	3/31/2026	2,150	—
USD	206,543	TRY	9,565,000	BARC	3/18/2026	—	(8,538)
USD	127,364	TRY	5,697,000	GSI	3/18/2026	—	(740)
USD	37,654	TRY	1,695,000	GSI	3/31/2026	—	(57)
USD	408,175	TRY	20,890,000	DB	4/28/2026	—	(46,212)
USD	169,072	TRY	7,850,000	BARC	4/29/2026	—	(1,541)
USD	170,875	TRY	7,985,000	BARC	5/11/2026	—	(1,028)
USD	200,807	TRY	10,445,000	DB	7/17/2026	—	(12,705)
USD	182,475	TRY	9,565,000	BARC	9/16/2026	—	(4,330)
USD	96,315	TRY	5,280,000	DB	9/16/2026	—	(6,804)
USD	148,773	TRY	7,850,000	BARC	11/4/2026	1,004	—
USD	22,096	UYU	875,000	HSBC	3/18/2026	—	(640)
USD	4,154	UYU	160,000	CITI	3/31/2026	—	(1)
USD	184,631	VND	4,831,800,000	CITI	4/29/2026	300	—
USD	26,662	ZAR	430,000	BOA	3/18/2026	—	(313)
USD	41,329	ZAR	660,000	CITI	3/18/2026	—	(74)
USD	52,331	ZAR	860,000	DB	3/18/2026	—	(1,619)
USD	48,762	ZAR	790,000	GSI	3/18/2026	—	(797)
USD	308,367	ZAR	4,923,000	HSBC	3/18/2026	—	(464)
USD	239,396	ZAR	4,076,000	MSI	3/18/2026	—	(16,301)
USD	607	ZAR	10,000	SSB	3/18/2026	—	(21)
USD	596,153	ZAR	9,550,000	MSI	3/31/2026	—	(2,391)
UYU	875,000	USD	22,776	HSBC	3/18/2026	—	(40)
VND	4,831,800,000	USD	181,524	CITI	4/29/2026	2,807	—
ZAR	1,166,000	USD	72,200	BOA	3/18/2026	946	—
ZAR	1,104,000	USD	68,173	DB	3/18/2026	1,084	—
ZAR	300,000	USD	18,734	HSBC	3/18/2026	86	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	44

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	7,213,000	USD	450,513	MSI	3/18/2026	$1,975	—
ZAR	150,000	USD	8,892	SSB	3/18/2026	518	—
ZAR	22,971,000	USD	1,433,951	MSI	3/31/2026	5,752	—
						$679,593	$(709,031)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	38,100,000	NOK	NOK NIBOR NIBR	Fixed 4.060%	Annual	Semi-Annual	Dec 2027	$1,283	$(24,252)	$(22,969)
Centrally cleared	30,930,000	AUD	AUD BBR BBSW	Fixed 4.220%	Quarterly	Quarterly	Mar 2028	(24,930)	35,068	10,138
Centrally cleared	250,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	(3,319)	(3,319)
Centrally cleared	18,910,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(47,324)	(47,324)
Centrally cleared	9,430,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(11,897)	(11,897)
Centrally cleared	18,580,000	CNY	Fixed 1.573%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2030	—	(3,751)	(3,751)
Centrally cleared	29,070,000	NOK	NOK NIBOR NIBR	Fixed 3.909%	Annual	Semi-Annual	Dec 2030	—	(40,993)	(40,993)
Centrally cleared	21,485,000	CNY	Fixed 1.604%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Dec 2030	—	(7,165)	(7,165)
Centrally cleared	2,540,000	AUD	AUD BBR BBSW	Fixed 4.182%	Semi-Annual	Semi-Annual	Dec 2030	—	(20,878)	(20,878)
Centrally cleared	7,145,390,000	KRW	KRW CD KSDA Bloomberg	Fixed 3.160%	Quarterly	Quarterly	Mar 2031	(43,169)	29,795	(13,374)
Centrally cleared	10,910,000	CNY	Fixed 1.592%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Mar 2031	144	(2,488)	(2,344)
Centrally cleared	10,885,000	CNY	Fixed 1.631%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Mar 2031	—	(5,310)	(5,310)
Centrally cleared	10,885,000	CNY	Fixed 1.629%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Mar 2031	—	(5,158)	(5,158)
Centrally cleared	5,940,000	PLN	Fixed 3.792%	PLN WIBOR WIBO	Annual	Semi-Annual	Mar 2031	—	(3,079)	(3,079)
Centrally cleared	53,200,000	NOK	NOK NIBOR NIBR	Fixed 4.130%	Annual	Semi-Annual	Mar 2031	(9,201)	(8,918)	(18,119)
Centrally cleared	2,359,360,000	KRW	KRW CD KSDA Bloomberg	Fixed 3.440%	Quarterly	Quarterly	Mar 2031	2,347	14,589	16,936
Centrally cleared	11,330,000	AUD	AUD BBR BBSW	Fixed 4.500%	Semi-Annual	Semi-Annual	Mar 2031	848	(1)	847
Centrally cleared	475,000	USD	Fixed 3.590%	USD Compounded SOFR	Annual	Annual	Nov 2032	30	(7,232)	(7,202)
Centrally cleared	3,320,000	PLN	Fixed 4.380%	PLN WIBOR WIBO	Annual	Semi-Annual	Mar 2036	—	(16,948)	(16,948)
Centrally cleared	5,820,000	ILS	Fixed 3.960%	ILS SHIR Compounded OIS	Annual	Annual	Mar 2036	—	(42,300)	(42,300)
45	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,280,000	PLN	Fixed 4.225%	PLN WIBOR WIBO	Annual	Semi-Annual	Mar 2036	—	$(5,176)	$(5,176)
Centrally cleared	1,780,000	USD	USD Compounded SOFR	Fixed 3.891%	Annual	Annual	Mar 2036	$(875)	53,883	53,008
Centrally cleared	3,160,000	SGD	Fixed 2.260%	SGD Compounded SORA	Semi-Annual	Semi-Annual	Mar 2036	—	(77,380)	(77,380)
Centrally cleared	15,080,000	NOK	NOK NIBOR NIBR	Fixed 4.220%	Annual	Semi-Annual	Mar 2036	2,052	2,544	4,596
Centrally cleared	1,175,000	CHF	Fixed 0.935%	CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	(14,179)	(14,179)
Centrally cleared	1,180,000	CHF	Fixed 0.950%	CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	(15,392)	(15,392)
Centrally cleared	1,140,000	CHF	Fixed 0.963%	CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	(15,831)	(15,831)
Centrally cleared	2,670,000	USD	USD Compounded SOFR	Fixed 4.780%	Annual	Annual	Mar 2046	3,249	50,986	54,235
Centrally cleared	2,330,000	USD	USD Compounded SOFR	Fixed 3.970%	Annual	Annual	Dec 2055	(2,778)	32,332	29,554
Centrally cleared	4,718,000	AUD	AUD BBR BBSW	Fixed 4.970%	Semi-Annual	Semi-Annual	Mar 2056	12,818	42,541	55,359
								$(58,182)	$(117,233)	$(175,415)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	BNP Paribas SA	150,000	EUR	$175,305	1.000%	Quarterly	Dec 2030	$(807)	$(339)	$(1,146)
BARC	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,113	(1,014)	3,099
BARC	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,163	(1,064)	3,099
BARC	Government of Malaysia	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(6,891)	(74)	(6,965)
BARC	Petroleo Brasileiro SA	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	5,900	(1,881)	4,019
BARC	Petroleo Brasileiro SA	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,556	(458)	4,098
BARC	Republic of Indonesia	1,775,000	USD	1,775,000	1.000%	Quarterly	Dec 2030	(14,216)	(1,570)	(15,786)
BARC	Republic of Indonesia	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(2,762)	539	(2,223)
BARC	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	5,622	(1,413)	4,209
BARC	Republic of the Philippines	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(4,418)	(128)	(4,546)
BARC	Republic of the Philippines	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(4,398)	(127)	(4,525)
BOA	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,149	(50)	3,099
BOA	Republic of the Philippines	500,000	USD	500,000	1.000%	Quarterly	Dec 2030	(9,008)	(84)	(9,092)
CITI	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,556	(1,457)	3,099
CITI	Petroleo Brasileiro SA	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	6,355	(2,257)	4,098
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	46

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	Republic of Panama	260,000	USD	$260,000	1.000%	Quarterly	Dec 2030	$4,617	$(3,758)	$859
CITI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,761	(2,902)	859
CITI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,344	(2,485)	859
CITI	Republic of Peru	240,000	USD	240,000	1.000%	Quarterly	Dec 2030	(3,510)	(124)	(3,634)
DB	Republic of Peru	2,020,000	USD	2,020,000	1.000%	Quarterly	Dec 2030	(27,411)	(3,172)	(30,583)
GSI	Emirate of Abu Dhabi	2,230,000	USD	2,230,000	1.000%	Quarterly	Dec 2030	(69,234)	(988)	(70,222)
GSI	Federative Republic of Brazil	1,305,000	USD	1,305,000	1.000%	Quarterly	Dec 2030	24,232	(8,677)	15,555
GSI	Government of Malaysia	1,740,000	USD	1,740,000	1.000%	Quarterly	Dec 2030	(42,936)	(5,539)	(48,475)
GSI	Republic of Chile	2,005,000	USD	2,005,000	1.000%	Quarterly	Dec 2030	(39,681)	(11,342)	(51,023)
GSI	Republic of Chile	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(5,424)	(938)	(6,362)
GSI	Republic of South Africa	2,895,000	USD	2,895,000	1.000%	Quarterly	Dec 2030	84,549	(37,685)	46,864
GSI	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,772	(563)	4,209
GSI	State of Qatar	2,475,000	USD	2,475,000	1.000%	Quarterly	Dec 2030	(76,841)	(3,544)	(80,385)
JPM	People’s Republic of China	1,985,000	USD	1,985,000	1.000%	Quarterly	Dec 2030	(51,911)	(692)	(52,603)
JPM	Republic of Indonesia	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(2,860)	592	(2,268)
JPM	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(3,877)	92	(3,785)
JPM	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(3,713)	(72)	(3,785)
JPM	Barclays PLC	105,000	EUR	123,926	1.000%	Quarterly	Jun 2031	730	327	1,057
MSI	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	2,918	181	3,099
MSI	Petroleo Brasileiro SA	1,575,000	USD	1,575,000	1.000%	Quarterly	Dec 2030	41,515	(16,692)	24,823
MSI	Republic of Panama	2,100,000	USD	2,100,000	1.000%	Quarterly	Dec 2030	55,353	(48,413)	6,940
MSI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,228	(2,369)	859
MSI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,151	(2,292)	859
MSI	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	5,586	(1,377)	4,209
MSI	United Mexican States	1,410,000	USD	1,410,000	1.000%	Quarterly	Dec 2030	(5,808)	(3,070)	(8,878)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(886)	(720)	(1,606)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(1,218)	(388)	(1,606)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(663)	(943)	(1,606)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(995)	(611)	(1,606)
				$31,734,231				$(103,298)	$(169,541)	$(272,839)
Centrally cleared	CDX.EM.44	4,715,000	USD	4,715,000	1.000%	Quarterly	Dec 2030	108,752	(47,063)	61,689
Centrally cleared	CDX.NA.HY.45	2,491,211	USD	2,491,211	5.000%	Quarterly	Dec 2030	(201,880)	9,399	(192,481)
Centrally cleared	CDX.NA.IG.45	12,985,000	USD	12,985,000	1.000%	Quarterly	Dec 2030	(279,432)	2,294	(277,138)
Centrally cleared	iTraxx Europe Crossover Series 44 Version 1	3,915,000	EUR	4,601,474	5.000%	Quarterly	Dec 2030	(484,263)	(24,544)	(508,807)
Centrally cleared	iTraxx Europe Series 44 Version 1	8,590,000	EUR	10,012,406	1.000%	Quarterly	Dec 2030	(243,889)	19,363	(224,526)
Centrally cleared	iTraxx Europe Sub Financials Series 44 Version 1	4,830,000	EUR	5,647,009	1.000%	Quarterly	Dec 2030	(18,633)	11,025	(7,608)
				$40,452,100				$(1,119,345)	$(29,526)	$(1,148,871)
				$72,186,331				$(1,222,643)	$(199,067)	$(1,421,710)

47	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.45	3.323%	24,750	USD	$24,750	5.000%	Quarterly	Dec 2030	$1,581	$352	$1,933
					$24,750				$1,581	$352	$1,933

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,225,000	Mar 2026	JPM	—	$(16,300)	$(16,300)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	620,000	Jun 2026	JPM	—	(1,841)	(1,841)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,635,000	Jun 2026	JPM	—	(6,512)	(6,512)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	12,975,000	Mar 2026	MSI	—	(180,159)	(180,159)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	3,940,000	Mar 2026	MSI	—	(31,571)	(31,571)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,025,000	Jun 2026	MSI	—	(3,044)	(3,044)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,615,000	Jun 2026	MSI	—	(7,059)	(7,059)
Receive	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,030,000	Jun 2026	MSI	—	(28,717)	(28,717)
Receive	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	515,000	Jun 2026	MSI	—	(11,500)	(11,500)
Receive	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	510,000	Jun 2026	MSI	—	(7,831)	(7,831)
								—	$(294,534)	$(294,534)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	48

Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	1,155,000	USD	$1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	$(58,130)	$(58,130)
			$1,155,000						—	$(58,130)	$(58,130)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
49	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

USD	U.S. Dollar
UYU	Uruguayan Peso
VND	Vietnamese Dong
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
WIBOR	Warsaw Interbank Offered Rate
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $171,646,773. Net unrealized appreciation aggregated to $706,650, of which $4,682,728 related to gross unrealized appreciation and $3,976,078 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	50

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $181,560,953) including $2,259,014 of securities loaned	$183,557,860
Affiliated investments, at value (Cost $2,340,298)	2,340,175
Total investments, at value (Cost $183,901,251)	185,898,035
Swap contracts, at value (net unamortized upfront payment of $276,170)	139,871
Receivable for centrally cleared swaps	191,928
Unrealized appreciation on forward foreign currency contracts	679,593
Foreign currency, at value (Cost $732,675)	731,320
Dividends and interest receivable	1,601,528
Receivable for fund shares sold	1,834,568
Receivable for investments sold	1,173,830
Receivable for delayed-delivery securities sold	8,143,234
Receivable for securities lending income	1,008
Other assets	34,490
Total assets	200,429,405
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $11,293,041)	11,440,573
Unrealized depreciation on forward foreign currency contracts	709,031
Swap contracts, at value (net unamortized upfront payment of $379,468)	765,374
Payable for futures variation margin	17,869
Payable for collateral on OTC derivatives	191,000
Payable for investments purchased	2,485,703
Payable for delayed-delivery securities purchased	27,840,251
Payable for fund shares repurchased	255,112
Payable upon return of securities loaned	2,339,313
Payable to affiliates
Accounting and legal services fees	4,294
Transfer agent fees	5,368
Trustees’ fees	294
Other liabilities and accrued expenses	163,258
Total liabilities	46,217,440
Net assets	$154,211,965
Net assets consist of
Paid-in capital	$242,439,932
Total distributable earnings (loss)	(88,227,967)
Net assets	$154,211,965
51	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($32,299,629 ÷ 2,578,443 shares)[1]	$12.53
Class C ($647,590 ÷ 51,891 shares)[1]	$12.48
Class I ($32,415,642 ÷ 2,584,500 shares)	$12.54
Class R6 ($29,642,330 ÷ 2,362,374 shares)	$12.55
Class 1 ($59,206,774 ÷ 4,724,183 shares)	$12.53
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$13.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	52

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Interest	$3,295,006
Dividends	424,144
Securities lending	18,655
Less foreign taxes withheld	(68,635)
Total investment income	3,669,170
Expenses
Investment management fees	465,283
Distribution and service fees	56,658
Accounting and legal services fees	12,744
Transfer agent fees	32,062
Trustees’ fees	1,562
Custodian fees	112,841
State registration fees	39,489
Printing and postage	12,760
Professional fees	62,957
Other	13,663
Total expenses	810,019
Less expense reductions	(146,650)
Net expenses	663,369
Net investment income	3,005,801
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,393,710
Affiliated investments	937
Futures contracts	196,521
Forward foreign currency contracts	(1,903,570)
Swap contracts	(1,603,556)
(915,958)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,813,301
Affiliated investments	(255)
Futures contracts	(273,171)
Forward foreign currency contracts	410,599
Swap contracts	755,660
2,706,134
Net realized and unrealized gain	1,790,176
Increase in net assets from operations	$4,795,977
53	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$3,005,801	$6,135,213
Net realized loss	(915,958)	(983,182)
Change in net unrealized appreciation (depreciation)	2,706,134	893,917
Increase in net assets resulting from operations	4,795,977	6,045,948
Distributions to shareholders
From earnings
Class A	(471,421)	(1,187,942)
Class C	(8,002)	(23,841)
Class I	(376,027)	(612,532)
Class R6	(451,097)	(882,131)
Class 1	(982,620)	(2,437,773)
Total distributions	(2,289,167)	(5,144,219)
From fund share transactions	20,796,171	6,324,428
Total increase	23,302,981	7,226,157
Net assets
Beginning of period	130,908,984	123,682,827
End of period	$154,211,965	$130,908,984
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	54

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.31	$12.24	$11.58	$11.44	$13.66	$13.52
Net investment income[3]	0.24	0.56	0.54	0.47	0.35	0.07
Net realized and unrealized gain (loss) on investments	0.17	(0.02)	0.21	0.10	(2.30)	0.07
Total from investment operations	0.41	0.54	0.75	0.57	(1.95)	0.14
Less distributions
From net investment income	(0.19)	(0.47)	(0.09)	(0.43)	(0.27)	—
Net asset value, end of period	$12.53	$12.31	$12.24	$11.58	$11.44	$13.66
Total return (%)[4,5]	3.43[6]	4.51	6.53	5.31	(14.51)	1.04[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$31	$33	$36	$41	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37[8]	1.39	1.35	1.42	1.39	1.53[8]
Expenses including reductions	1.16[8]	1.16	1.17	1.17	1.17	1.16[8]
Net investment income	3.96[8]	4.65	4.62	4.11	2.88	2.22[8]
Portfolio turnover (%)	93	145	90	92	142[9]	61[10]

[1]	Six months ended 2-28-26. Unaudited.
[2]	The inception date for Class A shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
55	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.26	$12.19	$11.57	$11.46	$13.64	$13.52
Net investment income[3]	0.20	0.47	0.46	0.38	0.26	0.05
Net realized and unrealized gain (loss) on investments	0.16	(0.02)	0.19	0.12	(2.32)	0.07
Total from investment operations	0.36	0.45	0.65	0.50	(2.06)	0.12
Less distributions
From net investment income	(0.14)	(0.38)	(0.03)	(0.39)	(0.12)	—
Net asset value, end of period	$12.48	$12.26	$12.19	$11.57	$11.46	$13.64
Total return (%)[4,5]	2.97[6]	3.83	5.64	4.54	(15.15)	0.89[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12[8]	2.14	2.10	2.17	2.14	2.28[8]
Expenses including reductions	1.91[8]	1.91	1.92	1.92	1.92	1.91[8]
Net investment income	3.21[8]	3.88	3.92	3.36	2.12	1.52[8]
Portfolio turnover (%)	93	145	90	92	142[9]	61[10]

[1]	Six months ended 2-28-26. Unaudited.
[2]	The inception date for Class C shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	56

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.32	$12.25	$11.59	$11.43	$13.67	$13.52
Net investment income[3]	0.26	0.59	0.57	0.51	0.38	0.07
Net realized and unrealized gain (loss) on investments	0.16	(0.02)	0.21	0.10	(2.31)	0.08
Total from investment operations	0.42	0.57	0.78	0.61	(1.93)	0.15
Less distributions
From net investment income	(0.20)	(0.50)	(0.12)	(0.45)	(0.31)	—
Net asset value, end of period	$12.54	$12.32	$12.25	$11.59	$11.43	$13.67
Total return (%)[4]	3.47[5]	4.85	6.72	5.54	(14.24)	1.11[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$16	$15	$19	$7	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[7]	1.14	1.10	1.17	1.14	1.28[7]
Expenses including reductions	0.91[7]	0.91	0.92	0.92	0.92	0.91[7]
Net investment income	4.23[7]	4.90	4.88	4.49	3.03	2.11[7]
Portfolio turnover (%)	93	145	90	92	142[8]	61[9]

[1]	Six months ended 2-28-26. Unaudited.
[2]	The inception date for Class I shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
57	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.33	$12.26	$11.59	$11.43	$13.68	$13.52
Net investment income[3]	0.27	0.61	0.59	0.53	0.37	0.08
Net realized and unrealized gain (loss) on investments	0.16	(0.02)	0.20	0.08	(2.28)	0.08
Total from investment operations	0.43	0.59	0.79	0.61	(1.91)	0.16
Less distributions
From net investment income	(0.21)	(0.52)	(0.12)	(0.45)	(0.34)	—
Net asset value, end of period	$12.55	$12.33	$12.26	$11.59	$11.43	$13.68
Total return (%)[4]	3.53[5]	4.97	6.90	5.60	(14.16)	1.18[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$25	$13	$4	$1	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.03	0.99	1.06	1.03	1.18[6]
Expenses including reductions	0.81[6]	0.81	0.81	0.81	0.81	0.81[6]
Net investment income	4.31[6]	5.05	5.01	4.64	2.80	2.49[6]
Portfolio turnover (%)	93	145	90	92	142[7]	61[8]

[1]	Six months ended 2-28-26. Unaudited.
[2]	The inception date for Class R6 shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	58

CLASS 1 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$12.31	$12.24	$11.58	$11.42	$13.67	$13.98
Net investment income[2]	0.26	0.60	0.58	0.50	0.38	0.36
Net realized and unrealized gain (loss) on investments	0.17	(0.02)	0.20	0.11	(2.30)	0.03
Total from investment operations	0.43	0.58	0.78	0.61	(1.92)	0.39
Less distributions
From net investment income	(0.21)	(0.51)	(0.12)	(0.45)	(0.33)	(0.70)
Net asset value, end of period	$12.53	$12.31	$12.24	$11.58	$11.42	$13.67
Total return (%)[3]	3.51[4]	4.93	6.78	5.58	(14.23)	2.84
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$58	$62	$64	$63	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[5]	1.08	1.04	1.10	1.08	1.22
Expenses including reductions	0.85[5]	0.85	0.85	0.85	0.85	0.85
Net investment income	4.27[5]	4.97	4.93	4.44	3.16	2.62
Portfolio turnover (%)	93	145	90	92	142[6]	61

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
59	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Opportunistic Fixed Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Opportunistic Fixed Income Fund	60

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$46,725,751	—	$46,725,751	—
Foreign government obligations	68,882,998	—	68,882,998	—
Corporate bonds	26,965,436	—	26,965,436	—
Convertible bonds	14,922,108	—	14,922,108	—
Term loans	4,490,071	—	4,490,071	—
Collateralized mortgage obligations	7,080,908	—	7,080,908	—
Asset-backed securities	6,003,973	—	6,003,973	—
Common stocks	42,249	$33,526	28	$8,695
Preferred securities	4,517,711	4,517,711	—	—
Exchange-traded funds	154,579	154,579	—	—
Escrow certificates	604	—	—	604
Short-term investments	6,111,647	6,111,647	—	—
Total investments in securities	$185,898,035	$10,817,463	$175,071,273	$9,299
Liabilities
61	JOHN HANCOCK Opportunistic Fixed Income Fund |

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sale commitments outstanding	$(11,440,573)	—	$(11,440,573)	—
Derivatives:
Assets
Futures	80,959	$80,959	—	—
Forward foreign currency contracts	679,593	—	679,593	—
Swap contracts	428,166	—	428,166	—
Liabilities
Futures	(207,704)	(207,704)	—	—
Forward foreign currency contracts	(709,031)	—	(709,031)	—
Swap contracts	(2,376,022)	—	(2,376,022)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
| JOHN HANCOCK Opportunistic Fixed Income Fund	62

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear
63	JOHN HANCOCK Opportunistic Fixed Income Fund |

any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2026, the fund loaned securities valued at $2,259,014 and received $2,339,313 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the
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agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $320.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $25,100,844 and a long-term capital loss carryforward of $64,758,647 available to offset future net realized capital gains. These carryforwards do not expire. Availability of a certain amount of the loss carryforwards may be limited in a given year due to I.R.S. Regulations.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, amortization and accretion on debt securities, wash sale loss deferrals and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of
65	JOHN HANCOCK Opportunistic Fixed Income Fund |

the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statement of assets and liabilities. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as
| JOHN HANCOCK Opportunistic Fixed Income Fund	66

Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2026, the fund used futures contracts to manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $35.8 million to $67.4 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $111.1 million to $158.9 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The
67	JOHN HANCOCK Opportunistic Fixed Income Fund |

fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended February 28, 2026, the fund used interest rate swap contracts to manage against changes in interest rates and to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging from $23.7 million to $88.9 million, as measured at each quarter end.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended February 28, 2026, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $36.7 million to $72.2 million, as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended February 28, 2026, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging from $25,000 to $840,000, as measured at each quarter end.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
During the six months ended February 28, 2026, the fund used inflation swaps to manage exposure to inflation risk. The fund held inflation swaps with total USD notional amounts ranging $1.2 million to $7.8 million, as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or
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index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended February 28, 2026, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging from $22.8 million to $25.1 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$80,959	$(207,704)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	679,593	(709,031)
Credit	Swap contracts, at value[2]	Credit default swaps	203,493	(1,623,270)
Interest rate	Swap contracts, at value	Total return swaps	—	(294,534)
Interest rate	Swap contracts, at value[2]	Interest rate swaps	224,673	(400,088)
Inflation	Swap contracts, at value	Inflation swaps	—	(58,130)
			$1,188,718	$(3,292,757)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$196,521	—	$(1,033,788)	$(837,267)
Currency	—	$(1,903,570)	—	(1,903,570)
Credit	—	—	(566,807)	(566,807)
69	JOHN HANCOCK Opportunistic Fixed Income Fund |

	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Inflation	—	—	$(2,961)	$(2,961)
Total	$196,521	$(1,903,570)	$(1,603,556)	$(3,310,605)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(273,171)	—	$703,497	$430,326
Currency	—	$410,599	—	410,599
Credit	—	—	78,990	78,990
Inflation	—	—	(26,827)	(26,827)
Total	$(273,171)	$410,599	$755,660	$893,088
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.650% of the first $1 billion of the fund’s aggregate net assets and (b) 0.625% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Opportunistic Fixed Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.80% of average daily net assets for the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes,
| JOHN HANCOCK Opportunistic Fixed Income Fund	70

(b)brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs,(g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$31,551
Class C	711
Class I	26,802
Class	Expense reduction
Class R6	$27,613
Class 1	59,973
Total	$146,650

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.45% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,596 for the six months ended February 28, 2026. Of this amount, $978 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,618 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $1,608 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
71	JOHN HANCOCK Opportunistic Fixed Income Fund |

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$38,530	$16,768
Class C	3,466	377
Class I	—	14,215
Class R6	—	702
Class 1	14,662	—
Total	$56,658	$32,062
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,700,000	2	4.310%	$646
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	379,590	$4,710,758	432,427	$5,225,157
Distributions reinvested	38,194	471,124	98,976	1,187,190
Repurchased	(325,721)	(4,042,040)	(708,120)	(8,556,789)
Net increase (decrease)	92,063	$1,139,842	(176,717)	$(2,144,442)
| JOHN HANCOCK Opportunistic Fixed Income Fund	72

	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class C shares
Sold	5,246	$64,945	7,302	$87,945
Distributions reinvested	650	8,002	1,991	23,841
Repurchased	(9,217)	(114,558)	(38,212)	(455,899)
Net decrease	(3,321)	$(41,611)	(28,919)	$(344,113)
Class I shares
Sold	1,464,266	$18,231,803	761,874	$9,177,230
Distributions reinvested	30,483	376,027	51,022	612,532
Repurchased	(231,139)	(2,867,989)	(730,860)	(8,829,187)
Net increase	1,263,610	$15,739,841	82,036	$960,575
Class R6 shares
Sold	472,717	$5,873,940	1,230,268	$14,796,532
Distributions reinvested	36,544	451,097	73,635	882,056
Repurchased	(200,176)	(2,483,655)	(338,790)	(4,074,076)
Net increase	309,085	$3,841,382	965,113	$11,604,512
Class 1 shares
Sold	471,152	$5,853,992	885,709	$10,674,317
Distributions reinvested	79,658	982,620	203,221	2,437,773
Repurchased	(541,333)	(6,719,895)	(1,401,710)	(16,864,194)
Net increase (decrease)	9,477	$116,717	(312,780)	$(3,752,104)
Total net increase	1,670,914	$20,796,171	528,733	$6,324,428
Affiliates of the fund owned 100% of shares of Class 1 on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $142,705,486 and $125,900,712, respectively, for the six months ended February 28, 2026. Purchases and sales of U.S. Treasury obligations aggregated $8,443,867 and $10,450,944, respectively, for the six months ended February 28, 2026.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
73	JOHN HANCOCK Opportunistic Fixed Income Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	233,947	$6,728,570	$39,998,138	$(44,387,215)	$937	$(255)	$18,655	—	$2,340,175

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Opportunistic Fixed Income Fund	74

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
75	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Opportunistic Fixed Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244707	476SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Strategic Income
Opportunities Fund
Fixed income
February 28, 2026

John Hancock
Strategic Income Opportunities Fund

2	Fund’s investments
28	Financial statements
32	Financial highlights
38	Notes to financial statements
51	Shareholder meeting
1	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 8.1%					$185,322,998
(Cost $193,846,853)
U.S. Government 2.9%					65,379,505
U.S. Treasury
Bond	2.750	11-15-42		7,610,000	6,039,248
Bond	3.000	02-15-49		40,455,000	30,925,939
Bond	3.000	08-15-52		1,430,000	1,065,238
Note	2.750	08-15-32		13,065,000	12,367,349
Note	3.500	02-15-33		15,190,000	14,981,731
U.S. Government Agency 5.2%					119,943,493
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	01-01-55		8,229,892	8,361,558
30 Yr Pass Thru	5.000	12-01-55		8,811,272	8,931,587
30 Yr Pass Thru	5.500	02-01-55		5,291,606	5,460,783
Federal National Mortgage Association
30 Yr Pass Thru	5.000	12-01-54		7,893,273	8,030,653
30 Yr Pass Thru	5.500	02-01-54		6,061,025	6,187,087
30 Yr Pass Thru	5.500	03-01-54		8,128,377	8,380,628
30 Yr Pass Thru	5.500	04-01-54		18,119,674	18,495,128
30 Yr Pass Thru	5.500	10-01-54		9,010,678	9,290,309
30 Yr Pass Thru	5.500	11-01-54		7,410,344	7,649,575
30 Yr Pass Thru	5.500	12-01-54		7,529,480	7,798,439
30 Yr Pass Thru	5.500	01-01-55		8,053,262	8,318,281
30 Yr Pass Thru	5.500	01-01-55		6,841,805	7,073,371
30 Yr Pass Thru	5.500	01-01-55		7,138,481	7,279,704
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52		2,244,928	2,176,993
30 Yr Pass Thru	4.000	10-20-52		1,531,197	1,484,861
30 Yr Pass Thru	4.000	11-20-52		2,208,513	2,142,370
30 Yr Pass Thru	4.500	08-20-52		866,702	864,476

30 Yr Pass Thru	4.500	12-20-52		2,027,333	2,017,690
Foreign government obligations 18.8%					$429,371,688
(Cost $423,939,503)
Australia 3.6%					81,607,526
Airservices Australia	2.200	05-15-30	AUD	4,780,000	3,058,525
Airservices Australia	5.400	11-15-28	AUD	6,010,000	4,349,512
Commonwealth of Australia	4.250	03-21-36	AUD	8,085,000	5,583,669
New South Wales Treasury Corp.	4.250	02-20-36	AUD	11,990,000	7,928,570
New South Wales Treasury Corp.	4.750	09-20-35	AUD	14,510,000	10,007,794
New South Wales Treasury Corp.	4.750	02-20-37	AUD	4,495,000	3,058,853
New South Wales Treasury Corp.	5.250	02-24-38	AUD	7,385,000	5,197,462
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,530,000	4,236,947
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	3,790,000	2,564,562
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	2

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,425,000	$3,861,551
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	5,810,000	4,058,361
Treasury Corp. of Victoria	2.000	11-20-37	AUD	12,720,000	6,358,167
Treasury Corp. of Victoria	2.250	11-20-41	AUD	6,210,000	2,837,707
Treasury Corp. of Victoria	4.250	12-20-32	AUD	5,965,000	4,100,918
Treasury Corp. of Victoria	4.750	09-15-36	AUD	8,990,000	6,122,632
Treasury Corp. of Victoria	5.000	11-20-40	AUD	4,615,000	3,073,547
Treasury Corp. of Victoria	5.250	09-15-38	AUD	7,470,000	5,208,749
Brazil 1.5%					34,456,078
Federative Republic of Brazil	10.000	01-01-27	BRL	145,960,000	28,243,768
Federative Republic of Brazil	10.000	01-01-29	BRL	33,270,000	6,212,310
Canada 1.6%					36,329,852
CDP Financial, Inc.	4.200	12-02-30	CAD	4,370,000	3,382,077
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,230,000	2,272,165
Government of Canada	0.500	12-01-30	CAD	1,835,000	1,214,755
Government of Canada	2.750	05-01-27	CAD	5,385,000	3,967,423
Government of Canada	3.500	09-01-29	CAD	3,985,000	3,011,808
OMERS Finance Trust (A)	3.250	01-28-35	EUR	1,735,000	2,084,654
Province of British Columbia (B)	4.200	07-06-33		5,505,000	5,560,260
Province of Ontario	3.100	01-31-34	EUR	3,280,000	3,933,919
Province of Ontario	3.450	06-02-45	CAD	6,850,000	4,450,529
Province of Quebec	4.500	09-08-33		6,272,000	6,452,262
China 0.1%					3,511,767
People’s Republic of China	2.690	08-12-26	CNY	23,910,000	3,511,767
Czech Republic 1.0%					23,416,700
Czech Republic	4.250	10-24-34	CZK	111,220,000	5,451,212
Czech Republic	4.500	11-11-32	CZK	357,480,000	17,965,488
Finland 0.2%					5,068,002
Republic of Finland (A)	3.000	09-15-33	EUR	4,205,000	5,068,002
Germany 0.2%					4,741,149
Federal Republic of Germany	2.200	02-15-34	EUR	4,100,000	4,741,149
India 0.9%					20,441,816
Republic of India	6.010	07-21-30	INR	202,310,000	2,204,237
Republic of India	6.100	07-12-31	INR	190,250,000	2,052,503
Republic of India	6.330	05-05-35	INR	449,630,000	4,832,877
Republic of India	6.450	10-07-29	INR	90,950,000	1,009,093
Republic of India	7.100	04-18-29	INR	914,990,000	10,343,106
Indonesia 1.4%					32,476,287
Republic of Indonesia	1.100	03-12-33	EUR	2,169,000	2,133,053
Republic of Indonesia	3.050	03-12-51		2,005,000	1,325,756
3	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	4.460	03-04-38	EUR	3,160,000	$3,755,636
Republic of Indonesia	6.375	04-15-32	IDR	182,183,000,000	11,046,121
Republic of Indonesia	6.500	07-15-30	IDR	73,209,000,000	4,486,711
Republic of Indonesia	6.500	02-15-31	IDR	71,755,000,000	4,397,610
Republic of Indonesia	6.625	05-15-33	IDR	63,035,000,000	3,829,571
Republic of Indonesia	8.750	05-15-31	IDR	4,856,000,000	326,573
Republic of Indonesia	9.000	03-15-29	IDR	17,929,000,000	1,175,256
Japan 0.8%					18,541,247
Government of Japan	0.600	12-01-26	JPY	2,903,400,000	18,541,247
Malaysia 0.5%					11,342,666
Government of Malaysia	3.336	05-15-30	MYR	21,970,000	5,654,198
Government of Malaysia	4.232	06-30-31	MYR	21,195,000	5,688,468
Mexico 0.4%					8,166,273
Government of Mexico	3.875	05-16-31	EUR	6,885,000	8,166,273
New Zealand 2.4%					55,935,667
Government of New Zealand	0.250	05-15-28	NZD	13,080,000	7,378,015
Government of New Zealand	1.750	05-15-41	NZD	7,620,000	3,107,784
Government of New Zealand	2.000	05-15-32	NZD	7,610,000	4,085,998
Government of New Zealand	3.500	04-14-33	NZD	27,530,000	15,990,384
Government of New Zealand	4.250	05-15-34	NZD	32,650,000	19,749,140
Government of New Zealand	4.500	05-15-35	NZD	7,325,000	4,483,258
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	1,600,000	1,141,088
Norway 1.4%					31,062,366
City of Oslo (C)	4.338	02-12-29	NOK	54,000,000	5,673,285
Kingdom of Norway (A)	1.250	09-17-31	NOK	60,690,000	5,522,039
Kingdom of Norway (A)	2.125	05-18-32	NOK	130,510,000	12,332,217
Kingdom of Norway (A)	3.000	08-15-33	NOK	32,715,000	3,212,322
Kingdom of Norway (A)	3.750	06-12-35	NOK	42,250,000	4,322,503
Philippines 1.9%					42,706,435
Republic of the Philippines	6.000	08-20-30	PHP	448,000,000	7,915,723
Republic of the Philippines	6.250	02-28-29	PHP	253,020,000	4,502,318
Republic of the Philippines	6.375	07-27-30	PHP	641,360,000	11,475,339
Republic of the Philippines	6.500	05-19-29	PHP	619,790,000	11,108,012
Republic of the Philippines	6.750	09-15-32	PHP	418,690,000	7,705,043
United Kingdom 0.9%					19,567,857
Government of the United Kingdom	3.250	01-31-33	GBP	3,980,000	5,123,736
Government of the United Kingdom	3.750	03-07-27	GBP	1,390,000	1,877,498
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	4

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Government of the United Kingdom	4.125	07-22-29	GBP	3,935,000	$5,388,035

Government of the United Kingdom	4.250	07-31-34	GBP	5,295,000	7,178,588
Corporate bonds 45.1%					$1,028,874,731
(Cost $1,031,912,822)
Communication services 4.1%					93,572,712
Diversified telecommunication services 1.1%
Cellnex Finance Company SA	2.000	09-15-32	EUR	4,000,000	4,338,380
NBN Company, Ltd.	3.375	11-29-32	EUR	2,730,000	3,284,738
NBN Company, Ltd.	5.000	08-28-31	AUD	17,410,000	12,381,031
NBN Company, Ltd.	5.350	03-06-35	AUD	5,770,000	4,116,445
Interactive media and services 0.7%
Alphabet, Inc.	3.000	05-06-33	EUR	3,683,000	4,325,198
Alphabet, Inc.	4.125	02-13-29	GBP	3,235,000	4,383,245
Alphabet, Inc.	4.625	11-13-32	GBP	2,955,000	4,018,826
Match Group Holdings II LLC (A)	4.125	08-01-30		3,005,000	2,855,713
Media 1.3%
Charter Communications Operating LLC	5.125	07-01-49		9,500,000	7,539,891
Charter Communications Operating LLC	5.750	04-01-48		4,775,000	4,156,106
News Corp. (A)	3.875	05-15-29		2,185,000	2,131,641
Sirius XM Radio LLC (A)	4.125	07-01-30		3,955,000	3,727,905
Sirius XM Radio LLC (A)	5.875	04-15-32		10,600,000	10,574,852
Virgin Media Secured Finance PLC	4.250	01-15-30	GBP	1,825,000	2,270,816
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	2.700	03-15-32		2,155,000	1,963,246
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		10,570,000	9,319,256
Vmed O2 UK Financing I PLC (A)	4.500	07-15-31	GBP	4,190,000	5,004,921
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	2,455,000	2,815,586
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33		4,605,000	4,364,916
Consumer discretionary 2.5%					57,379,352
Automobiles 0.7%
Ford Motor Company	3.250	02-12-32		9,214,000	8,293,551
Ford Motor Credit Company LLC	4.000	11-13-30		550,000	527,096
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	4,175,000	5,723,096
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (D)	5.700	09-30-30		882,000	886,779
5	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(D)	6.500	09-30-28		1,291,000	$1,311,688
Hotels, restaurants and leisure 1.8%
Carnival Corp. (A)	5.750	01-15-30	EUR	3,195,000	4,082,314
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		1,860,000	1,733,031
NCL Corp., Ltd. (A)	6.750	02-01-32		4,325,000	4,454,036
New Red Finance, Inc. (A)	3.875	01-15-28		1,078,000	1,064,384
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		6,388,000	6,617,586
Travel + Leisure Company (A)	4.500	12-01-29		3,312,000	3,244,497
Travel + Leisure Company (A)	6.125	09-01-33		2,440,000	2,480,177
Yum! Brands, Inc.	3.625	03-15-31		12,570,000	11,931,706
Yum! Brands, Inc.	4.625	01-31-32		5,115,000	5,029,411
Consumer staples 2.7%					62,544,365
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	5.625	03-01-34		3,490,000	3,501,676
Food products 2.6%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		6,355,000	6,565,472
Darling Ingredients, Inc. (A)	6.000	06-15-30		6,900,000	6,988,044
JBS NV	5.750	04-01-33		1,097,000	1,153,623
Kraft Heinz Foods Company	3.250	03-15-33	EUR	6,025,000	6,988,237
Kraft Heinz Foods Company	4.375	06-01-46		10,410,000	8,544,520
Kraft Heinz Foods Company	6.875	01-26-39		3,215,000	3,625,835
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,575,000	4,072,640
MARB BondCo PLC (A)	3.950	01-29-31		6,911,000	6,299,547
Mars, Inc. (A)	5.200	03-01-35		2,155,000	2,231,422
Post Holdings, Inc. (A)	6.375	03-01-33		8,020,000	8,163,414
Post Holdings, Inc. (A)	6.500	03-15-36		4,335,000	4,409,935
Energy 7.3%					166,283,272
Oil, gas and consumable fuels 7.3%
Aker BP ASA (A)	5.125	10-01-34		3,680,000	3,672,177
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,150,000	1,586,828
Cenovus Energy, Inc.	5.400	06-15-47		3,968,000	3,731,337
Cenovus Energy, Inc.	6.750	11-15-39		14,743,000	16,481,266
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		1,120,000	1,213,474
Continental Resources, Inc. (A)	2.875	04-01-32		11,604,000	10,336,055
Continental Resources, Inc. (A)	5.750	01-15-31		5,176,000	5,368,136
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		5,475,000	5,900,336
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	6,970,000	$8,044,209
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	5,335,000	5,534,241
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	5,520,000	5,921,933
EQT Corp. (A)	3.625	05-15-31	6,930,000	6,630,006
EQT Corp.	5.750	02-01-34	1,945,000	2,060,474
Long Ridge Energy LLC (A)	8.750	02-15-32	3,185,000	3,418,238
MC Brazil Downstream Trading Sarl (A)(B)	7.250	06-30-31	5,369,049	4,617,382
Occidental Petroleum Corp. (B)	5.550	10-01-34	5,754,000	5,997,619
Occidental Petroleum Corp.	6.200	03-15-40	2,585,000	2,694,273
Occidental Petroleum Corp.	6.450	09-15-36	1,400,000	1,524,956
Occidental Petroleum Corp.	7.500	05-01-31	1,115,000	1,269,595
Ovintiv, Inc.	6.500	08-15-34	6,925,000	7,582,039
Ovintiv, Inc.	6.500	02-01-38	6,940,000	7,498,534
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56	3,435,000	3,481,654
QatarEnergy (A)	3.300	07-12-51	2,295,000	1,639,732
SM Energy Company (A)	8.750	07-01-31	6,075,000	6,378,015
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	3,885,000	4,123,687
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(D)	7.875	09-18-30	5,695,000	5,887,206
The Williams Companies, Inc.	5.300	09-30-35	3,158,000	3,242,665
TransCanada PipeLines, Ltd.	6.200	10-15-37	4,033,000	4,388,976
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	6,910,000	7,186,158
TransCanada PipeLines, Ltd.	7.250	08-15-38	1,726,000	2,022,231
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82	4,915,000	4,938,449
Var Energi ASA (A)	6.500	05-22-35	3,630,000	3,917,767
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(D)	9.000	09-30-29	9,140,000	7,993,624
7	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials 14.0%					$318,016,179
Banks 11.6%
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30		7,310,000	7,652,905
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		6,160,000	6,353,553
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		13,635,000	14,517,853
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	7,500,000	5,811,077
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (D)	7.625	03-15-35		4,862,000	5,162,374
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(D)	6.875	12-15-33		4,445,000	4,468,461
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(D)	7.375	09-10-34		4,190,000	4,401,318
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86		4,780,000	4,794,342
Canadian Imperial Bank of Commerce (7.000% to 10-28-30, then 5 Year CMT + 3.000%)	7.000	10-28-85		6,125,000	6,350,235
ConnectOne Bancorp, Inc. (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%)	8.125	06-01-35		4,710,000	4,933,725
European Bank for Reconstruction & Development	6.300	10-26-27	INR	133,500,000	1,459,131
First Citizens BancShares, Inc. (6.254% to 3-12-35, then 5 Year CMT + 1.970%)	6.254	03-12-40		7,265,000	7,398,407
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (D)	7.000	12-15-30		12,282,000	12,645,056
First Financial Bancorp (6.375% to 12-1-30, then 3 month CME Term SOFR + 3.000%)	6.375	12-01-35		4,015,000	4,035,075
First Interstate BancSystem, Inc. (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%)	7.625	06-15-35		3,125,000	3,156,250
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	$2,173,689
Flagstar Bank NA (3 month CME Term SOFR + 3.042%) (B)(C)	6.707	11-06-28		2,390,000	2,354,421
HSBC Holdings PLC (Overnight SOFR + 1.570%) (C)	5.235	05-13-31		7,595,000	7,773,558
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (D)	6.950	08-27-31		4,948,000	5,168,008
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (D)	7.050	06-05-30		1,015,000	1,057,139
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (D)	6.250	10-15-30		11,264,000	11,347,376
ING Groep NV (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%) (D)	7.000	11-16-32		5,605,000	5,826,386
Inter-American Development Bank	7.350	10-06-30	INR	434,000,000	4,839,707
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	3,172,000	3,321,525
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	10,910,000	1,146,225
International Bank for Reconstruction & Development	6.500	04-17-30	INR	419,800,000	4,555,680
International Bank for Reconstruction & Development	6.850	04-24-28	INR	302,500,000	3,332,825
International Development Association	1.750	02-17-27	NOK	9,600,000	985,912
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)(D)	6.625	09-27-35		6,195,000	6,171,163
Nordic Investment Bank	4.000	11-04-26	NOK	10,000,000	1,049,231
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36		7,685,000	7,811,896
Popular, Inc.	7.250	03-13-28		3,450,000	3,601,079
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,240,000	4,460,185
9	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	14,215,000	$10,233,904
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		6,325,000	6,264,825
Royal Bank of Canada (6.500% to 5-24-33, then 5 Year CMT + 2.450%)	6.500	05-24-86		10,995,000	10,981,431
Royal Bank of Canada (6.750% to 8-24-30, then 5 Year CMT + 2.815%)	6.750	08-24-85		1,790,000	1,857,220
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		900,000	950,187
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35		5,380,000	5,462,650
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (A)(D)	7.125	07-15-35		4,125,000	4,099,602
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(D)	8.125	11-21-29		7,395,000	7,874,403
South State Bank NA (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%)	8.375	08-15-34		3,010,000	3,214,680
Southside Bancshares, Inc. (7.000% to 8-15-30, then 3 month CME Term SOFR + 3.570%)	7.000	08-15-35		6,310,000	6,409,723
Standard Chartered PLC (7.000% to 5-14-36, then 5 Year CMT + 2.873%) (A)(D)	7.000	11-14-35		5,185,000	5,359,123
The Bank of Nova Scotia (6.875% to 10-27-35, then 5 Year CMT + 2.734%)	6.875	10-27-85		9,810,000	10,128,776
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		2,045,000	2,161,604
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (D)	3.400	09-15-26		2,935,000	2,900,846
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		2,430,000	2,542,439
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		601,000	$595,465
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	3,550,000	4,339,332
Western Alliance Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%) (B)	3.000	06-15-31		9,030,000	8,916,041
Capital markets 1.5%
MSCI, Inc. (A)	3.625	09-01-30		2,425,000	2,320,440
MSCI, Inc. (A)	3.625	11-01-31		2,600,000	2,444,263
MSCI, Inc.	5.150	03-15-36		5,830,000	5,777,045
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(D)	7.000	01-08-36		15,220,000	15,319,524
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(D)	7.125	08-10-34		7,020,000	7,192,081
Financial services 0.2%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	3,755,000	3,625,513
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	16,929,295
Health care 1.9%					44,372,079
Health care providers and services 1.4%
Centene Corp.	2.500	03-01-31		5,735,000	4,977,307
Centene Corp.	3.000	10-15-30		8,670,000	7,808,262
Centene Corp.	3.375	02-15-30		6,940,000	6,435,420
Centene Corp.	4.625	12-15-29		1,835,000	1,790,531
HCA, Inc.	5.600	04-01-34		7,835,000	8,227,422
Rede D’Or Finance Sarl (A)	4.500	01-22-30		1,594,000	1,553,229
Rede D’Or Finance Sarl (A)	4.950	01-17-28		711,000	707,688
Pharmaceuticals 0.5%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,375,247
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	5,510,000	6,720,312
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46		2,313,000	1,776,661
11	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 3.3%				$76,132,070
Aerospace and defense 0.9%
DAE Funding LLC (A)	3.375	03-20-28	560,000	546,959
The Boeing Company	5.805	05-01-50	5,275,000	5,296,311
TransDigm, Inc. (A)	6.250	01-31-34	1,945,000	2,012,099
TransDigm, Inc. (A)	6.750	01-31-34	2,280,000	2,366,142
TransDigm, Inc. (A)	7.125	12-01-31	9,380,000	9,831,094
Construction and engineering 0.2%
AECOM (A)	6.000	08-01-33	5,935,000	6,064,157
Machinery 0.6%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	14,075,000	14,134,199
Passenger airlines 0.7%
American Airlines, Inc. (A)	5.750	04-20-29	8,550,000	8,646,672
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	6,710,000	6,819,009
Professional services 0.2%
CACI International, Inc. (A)	6.375	06-15-33	3,745,000	3,855,449
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	4,745,000	4,919,051
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55	4,130,000	4,364,893
United Rentals North America, Inc.	3.875	02-15-31	5,295,000	5,101,434
United Rentals North America, Inc.	4.000	07-15-30	2,235,000	2,174,601
Information technology 1.1%				25,566,250
IT services 0.5%
CoreWeave, Inc. (A)	9.250	06-01-30	10,220,000	10,009,977
Gartner, Inc. (A)	3.750	10-01-30	1,725,000	1,595,118
Software 0.3%
Cloud Software Group, Inc. (A)(B)	6.625	08-15-33	8,163,000	7,704,209
Technology hardware, storage and peripherals 0.3%
Dell International LLC	8.350	07-15-46	4,893,000	6,256,946
Materials 2.7%				60,468,750
Construction materials 0.1%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	1,630,000	1,694,056
Quikrete Holdings, Inc. (A)	6.750	03-01-33	627,000	651,739
Containers and packaging 0.3%
Ball Corp.	2.875	08-15-30	7,080,000	6,585,046
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	12

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining 2.3%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		10,697,000	$10,855,690
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		9,975,000	10,236,665
Cleveland-Cliffs, Inc. (A)	7.625	01-15-34		5,425,000	5,567,521
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		3,955,000	3,574,843
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		3,782,000	4,137,361
Freeport-McMoRan, Inc.	5.450	03-15-43		17,350,000	17,165,829
Real estate 1.1%					24,314,500
Residential REITs 0.1%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(D)	9.500	03-30-30		1,601,000	1,674,814
Specialized REITs 1.0%
American Tower Corp.	3.625	05-30-32	EUR	2,565,000	3,090,433
SBA Tower Trust (A)	6.599	01-15-28		5,880,000	6,002,081
VICI Properties LP (A)	4.125	08-15-30		4,265,000	4,165,757
VICI Properties LP	5.125	05-15-32		4,095,000	4,153,691
VICI Properties LP	5.625	04-01-35		5,080,000	5,227,724
Utilities 4.4%					100,225,202
Electric utilities 2.2%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		8,275,000	8,942,536
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,045,000	1,101,127
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		6,365,000	6,396,870
EUSHI Finance, Inc. (6.250% to 4-1-31, then 5 Year CMT + 2.509%)	6.250	04-01-56		6,045,000	6,089,818
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,955,000	2,063,864
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%)	6.350	08-15-56		7,350,000	7,396,849
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		6,970,000	7,294,258
13	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55		1,550,000	$1,643,195
NRG Energy, Inc. (A)	6.000	01-15-36		5,090,000	5,180,409
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		4,735,000	4,953,847
Gas utilities 0.1%
Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%)	6.450	06-01-56		3,065,000	3,130,726
Independent power and renewable electricity producers 1.0%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		21,510,000	21,620,626
Multi-utilities 1.1%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		2,665,000	2,785,146
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		6,045,000	6,274,994
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		4,300,000	4,502,552
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		4,490,000	4,874,259
E.ON SE	0.625	11-07-31	EUR	1,180,000	1,232,143

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		4,645,000	4,741,983
Convertible bonds 1.8%					$40,688,052
(Cost $35,233,461)
Consumer discretionary 0.3%					6,633,480
Specialty retail 0.3%
Burlington Stores, Inc. (B)	1.250	12-15-27		4,240,000	6,633,480
Utilities 1.5%					34,054,572
Electric utilities 0.9%
Exelon Corp. (A)	3.250	03-15-29		4,595,000	4,769,610
FirstEnergy Corp. (A)	3.875	01-15-31		6,200,000	7,216,800
The Southern Company (A)	3.250	06-15-28		2,775,000	2,848,538
TXNM Energy, Inc.	5.750	06-01-54		4,120,000	5,537,489
Multi-utilities 0.6%
CenterPoint Energy, Inc. (A)	3.000	08-01-28		9,465,000	10,015,863

CMS Energy Corp. (A)	3.125	05-01-31		3,555,000	3,666,272
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value

Term loans (E) 9.8%				$222,167,543
(Cost $224,169,358)
Communication services 0.5%				11,344,531
Entertainment 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%)	5.422	09-30-31	4,651,000	4,654,488
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%)	5.664	11-21-31	6,688,639	6,690,043
Consumer discretionary 2.1%				48,738,200
Automobile components 0.4%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	01-28-32	9,994,950	9,961,667
Hotels, restaurants and leisure 1.1%
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	5.423	04-06-28	384,000	384,242
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%)	5.423	06-22-30	4,378,709	4,382,343
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.424	11-08-30	1,740,000	1,745,620
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	5.529	03-15-28	3,069,360	3,074,148
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.423	09-20-30	6,141,545	6,131,288
Travel + Leisure Company, 2025 Repriced Term Loan (1 month CME Term SOFR + 2.000%)	5.673	12-14-29	8,713,574	8,688,653
Specialty retail 0.6%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.923	01-23-32	14,406,255	14,370,239
Consumer staples 0.6%				12,395,267
Personal care products 0.6%
Opal US LLC, USD Term Loan B4 (3 month CME Term SOFR + 3.000%)	6.686	04-28-32	12,413,888	12,395,267
15	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 0.6%				$13,288,337
Oil, gas and consumable fuels 0.6%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 1.750%)	5.417	02-11-30	7,012,388	7,003,622
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	8.172	02-19-32	6,312,300	6,284,715
Financials 0.1%				2,647,187
Financial services 0.1%
Superannuation & Investments US LLC, 2026 Term Loan (1 month CME Term SOFR + 2.500%)	6.173	12-01-28	2,664,667	2,647,187
Health care 0.9%				20,335,137
Health care equipment and supplies 0.9%
Hopper Merger Sub, Inc., 2026 Term Loan B (F)	TBD	01-14-33	8,990,000	8,877,625
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	10-23-30	11,438,752	11,457,512
Industrials 2.8%				63,317,465
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.173	02-28-31	1,799,007	1,798,557
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%)	6.173	01-19-32	1,301,181	1,300,153
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%)	5.923	03-22-30	1,142,636	1,141,299
Building products 0.0%
Advanced Drainage Systems, Inc., 2026 Term Loan B (F)	TBD	02-11-33	1,030,000	1,031,288
Commercial services and supplies 0.1%
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%)	5.173	10-08-32	2,390,000	2,404,197
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	5.423	04-18-31	5,950,833	5,964,639
Machinery 0.3%
LSF12 Helix Parent LLC, USD Term Loan B (F)	TBD	02-10-33	6,717,333	6,709,340
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines 1.1%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	5.918	04-20-28	2,210,173	$2,205,422
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	6.418	05-28-32	6,312,300	6,310,343
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	5.418	10-15-31	3,795,391	3,803,286
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.445	08-27-29	6,759,496	6,510,273
United Airlines, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.426	02-22-31	5,588,154	5,583,516
Professional services 0.3%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	10-30-31	7,225,849	7,216,817
Trading companies and distributors 0.4%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.673	05-21-32	6,957,563	6,922,775
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.173	02-14-31	1,089,427	1,091,606
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.673	10-31-31	2,402,015	2,408,020
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.673	10-31-31	913,650	915,934
Information technology 0.9%				20,193,717
IT services 0.3%
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	03-22-32	6,285,510	5,670,410
Software 0.6%
Clearwater Analytics LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.677	04-21-32	6,663,300	6,652,172
17	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Cloud Software Group, Inc., 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%)	6.922	03-21-31	8,495,559	$7,871,135
Materials 0.9%				19,796,133
Construction materials 0.6%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	02-10-32	12,931,138	12,917,948
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.923	04-01-32	6,955,179	6,878,185
Utilities 0.4%				10,111,569
Electric utilities 0.4%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	5.520	04-16-31	10,094,206	10,111,569
Collateralized mortgage obligations 5.6%				$127,170,608
(Cost $125,271,685)
Commercial and residential 3.0%				67,843,441
A&D Mortgage Trust
Series 2026-NQM2, Class A3 (5.165% to 2-1-30, then 6.165% thereafter) (A)	5.165	03-25-71	3,930,000	3,929,962
Angel Oak Mortgage Trust LLC
Series 2026-1, Class A1 (A)(G)	4.747	02-25-71	5,555,253	5,556,504
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49	772,008	758,465
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A (1 month CME Term SOFR + 1.600%) (A)(C)	5.260	12-15-42	2,745,000	2,756,157
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(C)	4.695	12-15-38	1,752,010	1,751,463
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(C)	5.051	03-15-41	923,041	923,330
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	3,290,000	3,299,054
Series 2025-VOLT, Class D (1 month CME Term SOFR + 2.750%) (A)(C)	6.410	12-15-44	2,445,000	2,449,574
Credit Suisse Mortgage Capital Certificates
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	18

	Rate (%)	Maturity date		Par value^	Value
Commercial and residential (continued)
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59		182,881	$181,768
Cross Mortgage Trust
Series 2026-NQM1, Class A1 (A)(G)	4.699	02-25-61		4,182,669	4,181,574
Firstmac Mortgage Funding Trust No. 4
Series 2024-4, Class A1 (1 month BBSW + 1.080%) (C)	4.870	02-18-56	AUD	5,552,544	3,964,350
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37		2,530,949	39,629
Series 2007-4, Class ES IO	0.350	07-19-37		2,572,147	39,615
Series 2007-6, Class ES IO (A)	0.343	08-19-37		2,812,672	32,266
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%) (A)(C)	5.410	03-15-42		4,395,000	4,397,745
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%) (A)(C)	5.910	03-15-42		1,745,000	1,748,270
Life Mortgage Trust
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(C)	5.454	05-15-39		9,970,000	9,373,120
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1 (A)(G)	4.734	01-26-71		3,970,000	3,972,442
Mortgage House RMBS Prime
Series 2024-2, Class A1L (1 month BBSW + 1.100%) (C)	4.890	05-13-57	AUD	3,647,119	2,604,063
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(C)	4.873	02-15-42		3,270,000	3,263,869
Progress Residential Trust
Series 2026-SFR1, Class D (A)	4.000	02-17-43		3,545,000	3,372,760
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41		7,650,000	8,077,745
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40		1,135,000	1,169,716
U.S. Government Agency 2.6%					59,327,167
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(C)	5.667	04-25-42		652,119	655,768
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(C)	7.017	05-25-42		3,070,000	3,156,359
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(C)	5.817	09-25-42		478,108	480,001
19	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (A)(C)	7.217	08-25-42	3,770,000	$3,913,493
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%) (A)(C)	5.667	03-25-44	7,030,000	7,112,646
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%) (A)(C)	5.217	10-25-45	3,165,000	3,179,226
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (A)(C)	5.317	02-25-45	4,900,000	4,917,903
Series 2025-MN12, Class B1 (30 day Average SOFR + 4.500%) (A)(C)	8.167	11-25-45	6,940,000	7,114,534
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(C)	10.532	02-25-40	2,456,000	2,569,547
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(C)	9.867	11-25-41	2,610,000	2,695,015
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(C)	6.667	04-25-42	5,766,000	5,885,332
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(C)	6.167	09-25-42	508,880	514,301
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(C)	6.067	12-25-42	2,006,343	2,057,982
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(C)	7.567	04-25-43	2,960,000	3,114,500
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(C)	6.367	07-25-43	2,230,000	2,288,933
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%) (A)(C)	5.267	02-25-45	5,769,000	5,801,305

Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (A)(C)	5.517	09-25-45	3,820,000	3,870,322
Asset-backed securities 2.4%				$55,074,977
(Cost $54,222,149)
Asset-backed securities 2.4%				55,074,977
AutoNation Finance Trust
Series 2025-1A, Class C (A)	5.190	12-10-30	1,030,000	1,057,358
Series 2026-1A, Class D (A)	5.070	01-11-34	2,650,000	2,681,454
Consolidated Communications LLC
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	20

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2025-4A, Class A2 (A)	5.522	12-20-55	4,865,000	$4,963,308
DataBank Issuer LLC
Series 2026-1A, Class B (A)	6.493	02-25-56	2,345,000	2,361,353
DB Master Finance LLC
Series 2025-1A, Class A2II (A)	5.165	08-20-55	2,992,500	3,034,003
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (A)	5.217	07-25-55	2,085,000	2,139,592
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,058,350	2,981,831
Flexential Issuer LLC
Series 2025-2A, Class A2 (A)	6.460	10-25-60	2,120,000	2,182,417
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	3,833,770	3,763,140
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	4,769,820	4,904,727
Series 2026-1A, Class A2 (A)	5.481	02-15-56	4,280,000	4,370,748
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B (A)	5.590	08-20-55	5,765,000	5,845,178
Series 2025-4A, Class C (A)	7.112	12-20-55	2,640,000	2,694,140
Taco Bell Funding LLC
Series 2025-1A, Class A2II (A)	5.049	08-25-55	4,990,000	5,090,833
VB-S1 Issuer LLC
Series 2026-1A, Class F (A)	6.843	03-15-56	3,860,000	3,952,185
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,985,000	3,052,710

	Shares	Value
Preferred securities 6.0%		$136,883,343
(Cost $129,424,728)
Financials 3.2%		72,664,249
Banks 3.2%
Bank of Hawaii Corp., 8.000% (B)	218,875	5,815,509
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	495,050	12,628,726
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	436,500	11,239,875
First Busey Corp., 8.250% (B)	215,325	5,581,224
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%) (H)	423,050	10,648,169
Huntington Bancshares, Inc., 4.500%	625	11,150
Live Oak Bancshares, Inc., 8.375%	135,550	3,447,037
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	264,225	7,081,230
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	436,125	11,273,831
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%) (B)	184,925	4,937,498
21	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials 0.8%		$17,845,070
Aerospace and defense 0.2%
The Boeing Company, 6.000%	66,750	4,868,078
Trading companies and distributors 0.6%
QXO, Inc., 5.500%	196,800	12,976,992
Information technology 0.7%		16,376,913
Software 0.4%
Oracle Corp., 6.500%	218,700	10,058,013
Technology hardware, storage and peripherals 0.3%
Hewlett Packard Enterprise Company, 7.625%	107,100	6,318,900
Utilities 1.3%		29,997,111
Electric utilities 1.3%
NextEra Energy, Inc., 7.375%	322,300	16,115,000
PPL Corp., 7.000%	114,095	5,705,891
The Southern Company, 7.125%	153,400	8,176,220

	Yield (%)	Shares	Value
Short-term investments 3.6%			$81,625,028
(Cost $81,628,919)
Short-term funds 3.6%			81,625,028
John Hancock Collateral Trust (I)	3.5447(J)	8,160,055	81,625,028

Total investments (Cost $2,299,649,478) 101.2%	$2,307,178,968
Other assets and liabilities, net (1.2%)	(28,410,257)
Total net assets 100.0%	$2,278,768,711

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	22

NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $592,570,382 or 26.0% of the fund’s net assets as of 2-28-26.
(B)	All or a portion of this security is on loan as of 2-28-26.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $43,857,001.
(J)	The rate shown is the annualized seven-day yield as of 2-28-26.
The fund had the following country composition as a percentage of net assets on 2-28-26:
United States	64.3%
Canada	8.4%
Australia	4.7%
United Kingdom	3.5%
New Zealand	2.5%
Philippines	1.9%
Brazil	1.7%
Norway	1.7%
Indonesia	1.4%
Czech Republic	1.0%
Other countries	8.9%
TOTAL	100.0%
23	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	312	Long	Mar 2026	$47,446,809	$48,010,676	$563,867
10-Year Canada Government Bond Futures	80	Short	Jun 2026	(7,179,111)	(7,204,428)	(25,317)
10-Year U.S. Treasury Note Futures	57	Short	Jun 2026	(6,458,724)	(6,487,313)	(28,589)
Euro-BTP Italian Government Bond Futures	375	Short	Mar 2026	(53,464,013)	(54,434,841)	(970,828)
Euro-OAT Futures	118	Short	Mar 2026	(17,082,896)	(17,278,019)	(195,123)
U.S. Treasury Long Bond Futures	140	Short	Jun 2026	(16,534,958)	(16,585,625)	(50,667)
						$(706,657)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	22,575,490	USD	15,820,565	BARC	3/18/2026	$244,504	—
AUD	1,056,793	USD	726,127	CIBC	3/18/2026	25,904	—
AUD	33,787,776	USD	23,534,346	CITI	3/18/2026	509,559	—
AUD	15,494,678	USD	10,890,434	HUS	3/18/2026	135,818	—
AUD	21,709,829	USD	15,182,951	JPM	3/18/2026	266,100	—
AUD	52,846,254	USD	35,799,163	MSCS	3/18/2026	1,807,045	—
AUD	15,856,594	USD	11,103,501	RBC	3/18/2026	180,297	—
AUD	17,372,820	USD	12,273,724	SCB	3/18/2026	89,044	—
AUD	1,396,567	USD	978,097	SSB	3/18/2026	15,722	—
AUD	12,120,888	USD	8,415,460	UBS	3/18/2026	209,952	—
CAD	17,325,176	USD	12,699,922	BARC	3/18/2026	9,930	—
CAD	17,328,167	USD	12,699,922	GSI	3/18/2026	12,125	—
CAD	16,952,185	USD	12,435,819	JPM	3/18/2026	405	—
CAD	55,058,659	USD	39,630,872	RBC	3/18/2026	760,487	—
EUR	21,714,500	NOK	244,464,753	HUS	3/24/2026	—	$(24,087)
EUR	10,831,125	NOK	121,724,992	SCB	3/24/2026	10,413	—
EUR	60,683,096	USD	71,231,242	BARC	3/18/2026	523,796	—
EUR	165,708	USD	194,524	CIBC	3/18/2026	1,418	—
EUR	12,695,510	USD	14,754,927	CITI	3/18/2026	256,943	—
EUR	33,977,915	USD	40,446,939	GSI	3/18/2026	—	(269,580)
EUR	11,691,046	USD	13,808,937	HUS	3/18/2026	15,200	—
EUR	23,589,051	USD	27,720,920	JPM	3/18/2026	172,075	—
EUR	12,998,025	USD	15,492,836	RBC	3/18/2026	—	(123,255)
EUR	32,719,831	USD	38,436,741	SCB	3/18/2026	252,991	—
EUR	12,695,510	USD	14,769,004	SSB	3/18/2026	242,867	—
EUR	427,206	USD	515,555	TD	3/18/2026	—	(10,404)
EUR	39,838,177	USD	46,580,265	UBS	3/18/2026	526,591	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	24

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	5,882,893	USD	7,961,916	JPM	3/18/2026	—	$(33,625)
GBP	1,837,769	USD	2,457,551	MSCS	3/18/2026	$19,184	—
GBP	494,686	USD	669,363	RBC	3/18/2026	—	(2,682)
GBP	7,989,585	USD	10,800,729	SCB	3/18/2026	—	(33,280)
GBP	7,989,585	USD	10,791,117	SSB	3/18/2026	—	(23,668)
JPY	689,468,570	USD	4,477,988	CITI	3/18/2026	—	(57,303)
JPY	1,668,081,444	USD	10,831,000	BNY	3/24/2026	—	(130,153)
JPY	1,671,555,270	USD	10,831,000	CITI	3/24/2026	—	(107,868)
JPY	1,679,779,573	USD	10,831,000	RBC	3/24/2026	—	(55,109)
JPY	1,694,532,695	USD	10,831,000	SCB	3/24/2026	39,533	—
JPY	1,682,350,636	USD	10,831,000	SSB	3/24/2026	—	(38,615)
KRW	34,763,437,680	USD	24,019,511	SSB	3/24/2026	130,151	—
MXN	9,855,333	USD	566,719	BNP	3/18/2026	4,782	—
MXN	215,086,698	USD	12,218,573	JPM	3/18/2026	254,084	—
MXN	139,119,451	USD	7,969,904	SSB	3/18/2026	97,491	—
NOK	2,485,147	USD	253,823	BOA	3/18/2026	7,524	—
NOK	123,422,522	USD	12,750,714	JPM	3/18/2026	228,831	—
NOK	101,531,525	USD	10,461,500	MSCS	3/18/2026	215,911	—
NOK	142,648,380	USD	14,461,926	SCB	3/18/2026	539,477	—
NOK	115,072,271	USD	11,617,578	SSB	3/18/2026	483,825	—
NOK	75,767,034	USD	7,806,045	UBS	3/18/2026	161,882	—
NZD	12,855,820	AUD	10,823,750	JPM	3/24/2026	15,370	—
NZD	21,086,968	USD	12,553,960	ANZ	3/18/2026	102,029	—
NZD	11,225,624	USD	6,769,781	BARC	3/18/2026	—	(32,379)
NZD	56,950,142	USD	33,613,776	CITI	3/18/2026	566,594	—
NZD	11,687,407	USD	6,720,726	HUS	3/18/2026	293,828	—
NZD	613,653	USD	359,574	SCB	3/18/2026	8,728	—
NZD	2,569,852	USD	1,549,560	SSB	3/18/2026	—	(7,184)
SGD	22,970,441	USD	17,965,447	HUS	3/18/2026	213,766	—
SGD	18,370,217	USD	14,308,840	SCB	3/18/2026	229,675	—
USD	32,863,879	AUD	48,293,194	BARC	3/18/2026	—	(1,502,306)
USD	12,448,104	AUD	18,437,948	JPM	3/18/2026	—	(672,625)
USD	16,572,378	AUD	23,981,619	RBC	3/18/2026	—	(493,314)
USD	17,081,357	AUD	25,410,177	SCB	3/18/2026	—	(1,000,919)
USD	53,579,030	AUD	79,267,763	UBS	3/18/2026	—	(2,829,140)
USD	11,443,310	CAD	15,787,453	BARC	3/18/2026	—	(138,460)
USD	53,572,347	CAD	74,115,456	CITI	3/18/2026	—	(799,192)
USD	12,539,826	CAD	17,146,306	UBS	3/18/2026	—	(38,806)
USD	1,174,622	EUR	995,380	BARC	3/4/2026	—	(1,577)
USD	39,822,355	EUR	33,994,621	BARC	3/18/2026	—	(374,756)
USD	5,131,581	EUR	4,294,400	GSI	3/18/2026	53,645	—
USD	8,645,202	EUR	7,209,610	HUS	3/18/2026	120,162	—
25	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	38,807,094	EUR	32,711,671	JPM	3/18/2026	$127,011	—
USD	12,447,837	EUR	10,317,201	MSCS	3/18/2026	248,210	—
USD	16,062,260	EUR	13,480,072	RBC	3/18/2026	122,681	—
USD	80,733,654	EUR	68,925,832	SCB	3/18/2026	—	$(768,048)
USD	17,643,876	EUR	14,987,684	SSB	3/18/2026	—	(78,387)
USD	79,120,436	EUR	67,513,859	UBS	3/18/2026	—	(711,671)
USD	54,026,021	GBP	40,599,911	JPM	3/18/2026	—	(689,895)
USD	5,580,657	JPY	851,057,043	CITI	3/18/2026	123,911	—
USD	12,997,200	JPY	2,018,680,264	JPM	3/24/2026	47,240	—
USD	30,326,800	JPY	4,723,978,796	MSCS	3/24/2026	22,181	—
USD	10,831,000	JPY	1,680,286,139	RBC	3/24/2026	51,859	—
USD	28,890,804	MXN	532,983,701	GSI	3/18/2026	—	(2,016,374)
USD	6,952,024	MXN	127,778,048	SSB	3/18/2026	—	(457,693)
USD	17,862,000	NOK	171,236,742	CITI	3/18/2026	—	(145,856)
USD	8,729,868	NOK	87,737,490	JPM	3/18/2026	—	(496,913)
USD	5,730,140	NOK	54,406,022	MSCS	3/18/2026	8,613	—
USD	8,605,156	NOK	84,583,304	RBC	3/18/2026	—	(289,921)
USD	10,917,881	NOK	107,655,167	SCB	3/18/2026	—	(403,513)
USD	21,676,612	NOK	216,823,028	UBS	3/18/2026	—	(1,125,257)
USD	13,996,174	NZD	23,842,310	BARC	3/18/2026	—	(313,517)
USD	25,383,398	NZD	43,436,410	CITI	3/18/2026	—	(686,293)
USD	16,836,995	NZD	29,218,517	MSCS	3/18/2026	—	(699,392)
USD	5,371,458	NZD	8,874,717	RBC	3/18/2026	45,025	—
USD	31,785,000	SGD	40,681,463	BARC	3/18/2026	—	(411,029)
USD	516,520	SGD	659,195	MSCS	3/18/2026	—	(5,178)
						$10,852,389	$(18,099,224)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	26

BNP	BNP Paribas
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $2,300,689,131. Net unrealized depreciation aggregated to $1,463,655, of which $58,809,760 related to gross unrealized appreciation and $60,273,415 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
27	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,218,020,559) including $42,891,701 of securities loaned	$2,225,553,940
Affiliated investments, at value (Cost $81,628,919)	81,625,028
Total investments, at value (Cost $2,299,649,478)	2,307,178,968
Unrealized appreciation on forward foreign currency contracts	10,852,389
Foreign currency, at value (Cost $1,469,776)	1,479,424
Collateral held at broker for futures contracts	2,336,000
Collateral segregated at custodian for OTC derivative contracts	10,280,000
Dividends and interest receivable	22,364,053
Receivable for fund shares sold	1,465,046
Receivable for investments sold	42,911,343
Receivable for securities lending income	17,308
Other assets	210,894
Total assets	2,399,095,425
Liabilities
Unrealized depreciation on forward foreign currency contracts	18,099,224
Payable for futures variation margin	16,870
Due to custodian	1,477,694
Distributions payable	96,414
Payable for investments purchased	54,611,818
Payable for fund shares repurchased	1,652,412
Payable upon return of securities loaned	43,912,453
Payable to affiliates
Accounting and legal services fees	67,850
Transfer agent fees	75,998
Distribution and service fees	382
Trustees’ fees	5,769
Other liabilities and accrued expenses	309,830
Total liabilities	120,326,714
Net assets	$2,278,768,711
Net assets consist of
Paid-in capital	$2,705,763,222
Total distributable earnings (loss)	(426,994,511)
Net assets	$2,278,768,711
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	28

STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($228,721,630 ÷ 21,858,941 shares)[1]	$10.46
Class C ($11,206,951 ÷ 1,070,930 shares)[1]	$10.46
Class I ($670,829,113 ÷ 64,116,743 shares)	$10.46
Class R2 ($1,947,018 ÷ 185,924 shares)	$10.47
Class R6 ($138,755,324 ÷ 13,249,597 shares)	$10.47
Class NAV ($1,227,308,675 ÷ 117,339,032 shares)	$10.46
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.90

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
29	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Interest	$64,881,928
Dividends	3,302,309
Dividends from affiliated investments	377,496
Securities lending	100,860
Less foreign taxes withheld	(716,492)
Total investment income	67,946,101
Expenses
Investment management fees	8,025,788
Distribution and service fees	412,692
Accounting and legal services fees	225,551
Transfer agent fees	618,477
Trustees’ fees	30,603
Custodian fees	233,513
State registration fees	42,966
Printing and postage	58,669
Professional fees	113,026
Other	55,298
Total expenses	9,816,583
Less expense reductions	(621,983)
Net expenses	9,194,600
Net investment income	58,751,501
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(13,713,907)
Affiliated investments	662
Futures contracts	(1,791,041)
Forward foreign currency contracts	7,194,848
Written options	2,681,486
(5,627,952)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	51,755,119
Affiliated investments	(3,393)
Futures contracts	(405,709)
Forward foreign currency contracts	(10,402,661)
Written options	(1,022,787)
39,920,569
Net realized and unrealized gain	34,292,617
Increase in net assets from operations	$93,044,118
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	30

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$58,751,501	$121,578,570
Net realized loss	(5,627,952)	(54,447,660)
Change in net unrealized appreciation (depreciation)	39,920,569	73,027,985
Increase in net assets resulting from operations	93,044,118	140,158,895
Distributions to shareholders
From earnings
Class A	(4,066,720)	(8,468,746)
Class C	(168,126)	(418,366)
Class I	(16,842,304)	(39,181,838)
Class R2	(40,260)	(100,426)
Class R6	(2,714,349)	(5,376,502)
Class NAV	(24,349,519)	(49,289,524)
Total distributions	(48,181,278)	(102,835,402)
From fund share transactions	(434,265,656)	(363,147,966)
Total decrease	(389,402,816)	(325,824,473)
Net assets
Beginning of period	2,668,171,527	2,993,996,000
End of period	$2,278,768,711	$2,668,171,527
31	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.27	$10.12	$9.72	$9.84	$11.37	$10.99
Net investment income[2]	0.22	0.40	0.36	0.31	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.15	0.09	0.35	(0.09)	(1.45)	0.40
Total from investment operations	0.37	0.49	0.71	0.22	(1.19)	0.64
Less distributions
From net investment income	(0.18)	(0.34)	(0.31)	(0.34)	(0.34)	(0.26)
Net asset value, end of period	$10.46	$10.27	$10.12	$9.72	$9.84	$11.37
Total return (%)[3,4]	3.64[5]	4.93	7.44	2.33	(10.66)	5.88
Ratios and supplemental data
Net assets, end of period (in millions)	$229	$243	$268	$298	$326	$396
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.13	1.13	1.13	1.11	1.10
Expenses including reductions	1.06[6]	1.08	1.09	1.08	1.06	1.07
Net investment income	4.36[6]	4.01	3.67	3.22	2.43	2.16
Portfolio turnover (%)	27	58	37	47	36	71

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	32

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.27	$10.12	$9.72	$9.85	$11.37	$10.99
Net investment income[2]	0.19	0.33	0.29	0.24	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.14	0.09	0.35	(0.09)	(1.44)	0.40
Total from investment operations	0.33	0.42	0.64	0.15	(1.26)	0.56
Less distributions
From net investment income	(0.14)	(0.27)	(0.24)	(0.28)	(0.26)	(0.18)
Net asset value, end of period	$10.46	$10.27	$10.12	$9.72	$9.85	$11.37
Total return (%)[3,4]	3.38[5]	4.20	6.69	1.52	(11.19)	5.04
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$13	$19	$28	$43	$78
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81[6]	1.83	1.83	1.83	1.81	1.80
Expenses including reductions	1.76[6]	1.78	1.79	1.78	1.76	1.77
Net investment income	3.65[6]	3.28	2.95	2.50	1.69	1.42
Portfolio turnover (%)	27	58	37	47	36	71

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
33	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.27	$10.12	$9.72	$9.84	$11.37	$10.99
Net investment income[2]	0.24	0.43	0.39	0.34	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.15	0.09	0.35	(0.09)	(1.45)	0.40
Total from investment operations	0.39	0.52	0.74	0.25	(1.16)	0.68
Less distributions
From net investment income	(0.20)	(0.37)	(0.34)	(0.37)	(0.37)	(0.30)
Net asset value, end of period	$10.46	$10.27	$10.12	$9.72	$9.84	$11.37
Total return (%)[3]	3.79[4]	5.24	7.76	2.54	(10.30)	6.10
Ratios and supplemental data
Net assets, end of period (in millions)	$671	$994	$1,192	$1,410	$1,746	$2,009
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[5]	0.83	0.83	0.83	0.81	0.80
Expenses including reductions	0.76[5]	0.78	0.79	0.78	0.76	0.77
Net investment income	4.63[5]	4.30	3.96	3.51	2.73	2.45
Portfolio turnover (%)	27	58	37	47	36	71

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	34

CLASS R2 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.28	$10.13	$9.72	$9.85	$11.38	$11.00
Net investment income[2]	0.22	0.40	0.35	0.30	0.25	0.23
Net realized and unrealized gain (loss) on investments	0.15	0.08	0.36	(0.10)	(1.45)	0.40
Total from investment operations	0.37	0.48	0.71	0.20	(1.20)	0.63
Less distributions
From net investment income	(0.18)	(0.33)	(0.30)	(0.33)	(0.33)	(0.25)
Net asset value, end of period	$10.47	$10.28	$10.13	$9.72	$9.85	$11.38
Total return (%)[3]	3.60[4]	4.84	7.46	2.14	(10.71)	5.79
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$3	$3	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[5]	1.21	1.21	1.22	1.18	1.19
Expenses including reductions	1.14[5]	1.16	1.16	1.17	1.13	1.16
Net investment income	4.23[5]	3.93	3.60	3.12	2.36	2.07
Portfolio turnover (%)	27	58	37	47	36	71

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
35	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.28	$10.13	$9.72	$9.85	$11.38	$11.00
Net investment income[2]	0.24	0.45	0.40	0.35	0.30	0.29
Net realized and unrealized gain (loss) on investments	0.15	0.08	0.36	(0.10)	(1.45)	0.40
Total from investment operations	0.39	0.53	0.76	0.25	(1.15)	0.69
Less distributions
From net investment income	(0.20)	(0.38)	(0.35)	(0.38)	(0.38)	(0.31)
Net asset value, end of period	$10.47	$10.28	$10.13	$9.72	$9.85	$11.38
Total return (%)[3]	3.84[4]	5.35	7.98	2.65	(10.28)	6.30
Ratios and supplemental data
Net assets, end of period (in millions)	$139	$140	$150	$159	$173	$226
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[5]	0.72	0.72	0.72	0.70	0.70
Expenses including reductions	0.66[5]	0.67	0.67	0.67	0.65	0.67
Net investment income	4.77[5]	4.42	4.08	3.63	2.83	2.55
Portfolio turnover (%)	27	58	37	47	36	71

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	36

CLASS NAV SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.27	$10.11	$9.71	$9.84	$11.37	$10.99
Net investment income[2]	0.24	0.45	0.40	0.35	0.30	0.29
Net realized and unrealized gain (loss) on investments	0.15	0.09	0.35	(0.10)	(1.45)	0.40
Total from investment operations	0.39	0.54	0.75	0.25	(1.15)	0.69
Less distributions
From net investment income	(0.20)	(0.38)	(0.35)	(0.38)	(0.38)	(0.31)
Net asset value, end of period	$10.46	$10.27	$10.11	$9.71	$9.84	$11.37
Total return (%)[3]	3.85[4]	5.46	7.89	2.65	(10.28)	6.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1,227	$1,275	$1,361	$1,444	$1,638	$2,159
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[5]	0.72	0.72	0.71	0.69	0.69
Expenses including reductions	0.65[5]	0.67	0.67	0.66	0.65	0.66
Net investment income	4.77[5]	4.43	4.09	3.64	2.84	2.57
Portfolio turnover (%)	27	58	37	47	36	71

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
37	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Strategic Income Opportunities Fund	38

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$185,322,998	—	$185,322,998	—
Foreign government obligations	429,371,688	—	429,371,688	—
Corporate bonds	1,028,874,731	—	1,028,874,731	—
Convertible bonds	40,688,052	—	40,688,052	—
Term loans	222,167,543	—	222,167,543	—
Collateralized mortgage obligations	127,170,608	—	127,170,608	—
Asset-backed securities	55,074,977	—	55,074,977	—
Preferred securities	136,883,343	$136,883,343	—	—
Short-term investments	81,625,028	81,625,028	—	—
Total investments in securities	$2,307,178,968	$218,508,371	$2,088,670,597	—
Derivatives:
Assets
Futures	$563,867	$563,867	—	—
Forward foreign currency contracts	10,852,389	—	$10,852,389	—
Liabilities
Futures	(1,270,524)	(1,270,524)	—	—
Forward foreign currency contracts	(18,099,224)	—	(18,099,224)	—
39	JOHN HANCOCK Strategic Income Opportunities Fund |

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK Strategic Income Opportunities Fund	40

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2026, the fund loaned securities valued at $42,891,701 and received $43,912,453 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
41	JOHN HANCOCK Strategic Income Opportunities Fund |

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $7,008.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $120,104,904 and a long-term capital loss carryforward of $282,176,809 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, amortization and accretion on debt securities, derivative transactions and foreign currency transactions.
| JOHN HANCOCK Strategic Income Opportunities Fund	42

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the
43	JOHN HANCOCK Strategic Income Opportunities Fund |

Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2026, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $150.0 million to $200.1 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.5 billion to $2.2 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended February 28, 2026, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $2,000, as measured at each quarter end. There were no open purchased options contracts as of February 28, 2026.
| JOHN HANCOCK Strategic Income Opportunities Fund	44

During the six months ended February 28, 2026, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $1.7 million, as measured at each quarter end. There were no open written option contracts as of February 28, 2026.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$563,867	$(1,270,524)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	10,852,389	(18,099,224)
			$11,416,256	$(19,369,748)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$(1,791,041)	—	—	$(1,791,041)
Currency	$(1,219,366)	—	$7,194,848	$2,681,486	8,656,968
Total	$(1,219,366)	$(1,791,041)	$7,194,848	$2,681,486	$6,865,927

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$(405,709)	—	—	$(405,709)
45	JOHN HANCOCK Strategic Income Opportunities Fund |

	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Currency	$300,867	—	$(10,402,661)	$(1,022,787)	$(11,124,581)
Total	$300,867	$(405,709)	$(10,402,661)	$(1,022,787)	$(11,530,290)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.630% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.580% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.570% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.555% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund and 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Strategic Income Opportunities Fund	46

For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$57,336
Class C	2,962
Class I	219,190
Class R2	581
Class	Expense reduction
Class R6	$34,341
Class NAV	307,573
Total	$621,983

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.59% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $60,956 for the six months ended February 28, 2026. Of this amount, $8,944 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $52,012 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $1,050 and $582 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
47	JOHN HANCOCK Strategic Income Opportunities Fund |

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$347,148	$125,872
Class C	59,803	6,504
Class I	—	482,449
Class R2	5,741	60
Class R6	—	3,592
Total	$412,692	$618,477
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,069,464	$11,065,223	2,530,148	$25,498,997
Distributions reinvested	381,509	3,951,984	816,498	8,242,667
Repurchased	(3,295,408)	(34,108,329)	(6,154,055)	(61,981,573)
Net decrease	(1,844,435)	$(19,091,122)	(2,807,409)	$(28,239,909)
Class C shares
Sold	42,893	$444,347	92,189	$926,416
Distributions reinvested	16,156	167,425	40,949	413,293
Repurchased	(230,902)	(2,391,064)	(794,404)	(8,006,074)
Net decrease	(171,853)	$(1,779,292)	(661,266)	$(6,666,365)
Class I shares
Sold	6,766,766	$70,069,914	19,305,107	$194,664,485
Distributions reinvested	1,583,036	16,388,907	3,790,889	38,264,649
Repurchased	(40,975,967)	(423,900,358)	(44,193,911)	(444,571,650)
Net decrease	(32,626,165)	$(337,441,537)	(21,097,915)	$(211,642,516)
| JOHN HANCOCK Strategic Income Opportunities Fund	48

	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	15,745	$162,800	52,723	$531,036
Distributions reinvested	3,636	37,681	9,531	96,315
Repurchased	(128,982)	(1,332,669)	(76,974)	(774,233)
Net decrease	(109,601)	$(1,132,188)	(14,720)	$(146,882)
Class R6 shares
Sold	1,442,420	$14,935,415	2,797,897	$28,227,014
Distributions reinvested	260,428	2,700,358	529,369	5,349,374
Repurchased	(2,110,089)	(21,857,696)	(4,453,326)	(44,879,281)
Net decrease	(407,241)	$(4,221,923)	(1,126,060)	$(11,302,893)
Class NAV shares
Sold	3,870,076	$39,953,796	4,041,832	$40,643,933
Distributions reinvested	2,350,994	24,349,519	4,883,291	49,289,524
Repurchased	(13,046,362)	(134,902,909)	(19,383,539)	(195,082,858)
Net decrease	(6,825,292)	$(70,599,594)	(10,458,416)	$(105,149,401)
Total net decrease	(41,984,587)	$(434,265,656)	(36,165,786)	$(363,147,966)
Affiliates of the fund owned 3% and 84% of shares of Class R6 and Class NAV, respectively, on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $663,586,914 and $1,074,613,257, respectively, for the six months ended February 28, 2026. Purchases and sales of U.S. Treasury obligations aggregated $8,001,546 and $53,013,656, respectively, for the six months ended February 28, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2026, funds within the John Hancock group of funds complex held 45.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.2%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.7%
49	JOHN HANCOCK Strategic Income Opportunities Fund |

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	8,160,055	$7,073,099	$477,487,336	$(402,932,676)	$662	$(3,393)	$478,356	—	$81,625,028

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Strategic Income Opportunities Fund	50

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
51	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244669	356SA 2/26
4/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 17, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 17, 2026